UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 - April 30, 2017

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

April 30, 2017

1290 Funds

Semi-Annual Report

April 30, 2017

Market Overview for the Six Months Ended April 30, 2017

Economy

In the U.S., the economy continued to expand throughout the last six months. For the first time in six years, the Federal Reserve (Fed) raised the short-term interest rate by 0.25% in December 2016, then raised it again by 0.25% in March of 2017, noting a strengthening labor market, moderate economic expansion and a stable unemployment rate. According to experts, the Fed now views the U.S. economy as nearing the central bank’s employment and inflation goals and therefore plans to stay on a gradual normalization path. In April, the U.S. economy added 211,000 jobs, according to the Bureau of Labor Statistics, hourly earnings rose slightly and the unemployment rate declined. Inflation remained subdued. The election of Donald Trump in November appeared to give investors a sense of confidence initially, as equities climbed to new heights late in 2016. In March 2017, the markets pulled back, as the new administration faced challenges passing promised legislation. However, U.S. stocks rallied in April as signs pointed to a greater push for tax reform in Washington.

Outside the U.S., European markets showed modest improvements throughout the last six months. Global stocks rallied in April 2017, led by Europe, after Emmanuel Macron won a first-round victory in the French election. Global inflation remained elusive and major central banks continued their commitment to price stability. Global monetary policies appeared accommodative enough to stimulate price appreciation and grow economic activity.

In the foreign exchange market, the U.S. dollar rallied against most developed-market currencies, gaining strength after the election of President Trump, then weakened early in 2017, helping emerging market assets recover from losses in the fourth quarter of 2016.

Fixed Income

Bonds experienced a sudden sell-off in the U.S. Treasury market as Donald Trump was elected U.S. president in November 2016 and the Fed raised its short-term interest rate late in 2016. Most fixed-income categories rebounded in early 2017, with lower-quality bonds leading the way. The last six months ended with 10-year and 30-year bond yields lowering and the short end of the yield curve rising slightly.

Despite an abundance of geopolitical risks and headlines throughout the time period, investors seemed to look for more risk early in 2017, particularly in the emerging markets, as bond indices denominated in both global hard currencies (U.S. dollar, euro) and those in local-country currencies topped the quarter’s fixed-income performance chart.

U.S. Equity

All major U.S. equity categories were positive throughout the six-month period, with significant gains realized in the weeks following the U.S. presidential election. U.S. stocks were among the strongest performers in 2016, with small-caps surging at the end of 2016, based on expectations that they would benefit disproportionately from President Trump’s policy agenda. In March 2016, market watchers agree that the equity markets pulled back when it became clear, through failures to enact immigration legislation and reforms to the Affordable Care Act, that the new administration might have trouble passing comprehensive tax reform and fiscal stimulus as promised. However, with a renewed push toward tax and health care reform in April, U.S. equity markets rallied a bit. Small caps and cyclicals continued to lag, potentially reflecting a loss of confidence in the President’s agenda. Volatility remained at low levels throughout the year.

With the election of President Trump, luxury and media companies, as well as energy and materials sectors, benefited late in 2016. However, by early 2017, information technology, health care and consumer staples were the best performing sectors, with energy lagging.

International Equity

In the past six months, experts suggested that the primary drivers of international equity returns included U.S. growth and the timing of Fed tightening, concerns over China’s economy and global growth outlook, currency and commodity volatility, the British referendum to exit the European Union, risk in the Middle East and the election of Donald Trump in the U.S.

In Europe, the release of positive economic data and the election of the Dutch center-right candidate in early 2017 apparently helped European equities gain additional momentum, while Russia and Greece struggled to maintain positive returns. In April 2017, Europe led global equities as anxiety over the French election dissipated as business-friendly candidate Emmanuel Macron won a first round victory.

Japanese stocks posted solid gains early in 2017, after weakening sharply at the end of 2016. Increases may be attributed to Japanese companies having more exposure to global growth, better corporate governance, and more support from domestic investors.

China’s equity market stabilized as the economy appeared to be growing modestly as earlier stimulus measures seemed to slowly take effect. In the first quarter of 2017, China, India and South Korea all advanced sharply, with double-digit returns, which analysts generally attributed to the broader “Trump bump” rally in the global markets and rising consumer optimism.

Late in 2016, emerging markets rallied, though only temporarily, as investors seemed to be concerned about the potential impact of a stronger dollar and protectionist policies from the new U.S. administration. In the first four months of 2017, emerging markets gained momentum again to outperform other international equities, as well as U.S. stocks.

Source: AXA Equitable Funds Management Group, LLC, doing business as 1290 Asset Managers®. As of 4/30/17.

This information is provided for general information only and is not intended to provide specific advice or recommendations for any individual investor.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. No investment is risk-free. Bond investments are subject to interest rate risk so that when interest rates rise, the prices of bonds can decrease and the investor can lose principal value. High yield bonds are subject to a high degree of credit and market risk. International securities carry additional risks including currency exchange fluctuation and different government regulations, economic conditions or accounting standards. Smaller company stocks involve a greater risk than is customarily associated with more established companies. Index performance is referenced for illustrative purposes only. You cannot invest directly in an index.

NOTES ON PERFORMANCE

Total Returns

Performance of the 1290 Funds as shown on the following pages compares each Fund’s performance to that of a broad-based securities index and, with respect to certain Funds, customized composite benchmarks. Each Fund’s rates of return are net of investment advisory fees and expenses of the Fund. Each Fund has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Fund will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Benchmarks

60% S&P 500® Index/40% Bloomberg Barclays U.S. Aggregate Bond Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the S&P 500® Index at a weighting of 60% and the Bloomberg Barclays U.S. Aggregate Bond Index at a weighting of 40%.

Bloomberg Barclays U.S. Aggregate Bond Index, formerly known as Barclays U.S. Aggregate Bond Index covers the U.S. dollar denominated investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass through securities, asset-backed securities and commercial mortgage-based securities.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

BofA Merrill Lynch All U.S. Convertibles Index consists of U.S. dollar denominated investment grade and non-investment grade convertible bonds sold into the U.S. market and publicly traded in the United States. The index constituents are market value weighted based on the convertible securities prices and outstanding shares, and the underlying index is rebalanced daily.

BofA Merrill Lynch USD 3-Month Deposit Offered Rate Constant Maturity Index, formerly known as the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index, tracks the performance of a synthetic asset paying the London interbank offered rate (LIBOR) to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. It is capitalization-weighted.

Morgan Stanley Capital International (MSCI) AC World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 23 emerging markets. The index covers approximately 85% of the global investment opportunities.

Morgan Stanley Capital International (MSCI) ACWI Minimum Volatility (Net) Index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid cap equities across 23 developed markets and 23 emerging markets countries. The index is calculated by optimizing the MSCI ACWI Index, its parent index, in USD for the lowest absolute risk (within a given set of constraints). Historically, the index has shown lower beta and volatility characteristics relative to the MSCI ACWI Index.

Morgan Stanley Capital International (MSCI) World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.

Russell 2500™ Value Index measures the performance of those Russell 2500TM Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) is a weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

The Standard & Poor’s Target Date Index Series (each, an “S&P Target Date Index”) comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

1290 CONVERTIBLE SECURITIES FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	Palisade Capital Management, L.L.C.

PERFORMANCE RESULTS

Total Returns as of 4/30/17
			6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge		9.60%	16.08%	3.90%
	with Sales Charge (a	)	4.67	10.84	1.31
Fund – Class I Shares*			9.74	16.37	4.16
Fund – Class R Shares*			9.46	15.79	3.64
BofA Merrill Lynch All U.S. Convertibles Index			10.53	17.71	5.61
* Date of inception 7/6/15. (a) A 4.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — Palisade Capital Management, L.L.C.

A surprise Trump victory in the Presidential election in early November prompted a broad-based rally in risky assets in the U.S. for the six-month period ended April 30, 2017. Investor sentiment focused on improving economic fundamentals combined with the potential for regulatory and tax reform from the new Administration. All four major U.S. equity indices (Dow Jones Industrial, S&P 500®, Nasdaq Composite, and Russell 2000®) ended the period near record highs, reflecting the broad-based optimism from investors. High yield bonds also continued to rally, helping to offset the rise in interest rates as the Federal Reserve moved to tighten monetary policy twice over the last six months. U.S. convertibles posted solid double-digit gains, benefiting from both equity market and credit market gains.

Fund Highlights

The 1290 Convertible Securities Fund trailed the broader convertible market over the six-month period. In general, the Fund’s emphasis on growth-oriented convertibles such as those in the technology sector helped performance as they outperformed value-oriented convertibles. Offsetting this was weaker performance contributions from the energy and consumer discretionary sectors. At period end, we maintained the Fund’s growth-oriented positioning and remained positive about the outlook for convertibles. As we have seen in past periods of rising interest rates, we believe the potential for equity-related gains from a stronger economic backdrop could more than offset the potential drag from higher rates.

What helped performance during the six-month period ended April 30, 2017:

•	An underweight relative to the benchmark in the underperforming utilities sector was a positive contributor to relative performance.

•

Good security selection in the technology sector, driven by double-digit returns from Novellus Systems, Inc. 2.63%, The Priceline Group, Inc. 1.00%, and the Fund’s three Micron Technology, Inc. issues, benefited performance.

•

Elsewhere, good security selection within the telecommunications, transportation and industrials sectors bolstered performance, led by T-Mobile US, Inc. 5.50%, XPO Logistics, Inc. 4.50%, and Tutor Perini Corp. 2.88%, respectively.

What hurt performance during the six-month period ended April 30, 2017:

•	Offsetting the outperformance was unfavorable security selection in the energy sector, held back by a disappointing return from SM Energy Co. 1.500%.

•	A relative underweight to the relatively strong consumer discretionary sector, notably the automakers group, hindered results.

•	The Fund was also hampered by unfavorable security selection within the consumer staples sector, where Tyson Foods, Inc. posted a weak return.

Sector Weightings as of April 30, 2017	% of Net Assets
Information Technology	33.9%
Health Care	20.8
Consumer Discretionary	11.6
Financials	10.8
Industrials	7.0
Energy	5.0
Telecommunication Services	2.7
Consumer Staples	1.6
Real Estate	1.5
Materials	1.3
Utilities	0.6
Cash and Other	3.2

100.0%

Holdings are subject to change without notice.

1290 CONVERTIBLE SECURITIES FUND (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class A
Actual	$1,000.00	$1,096.00	$6.76
Hypothetical (5% average return before expenses)	1,000.00	1,018.34	6.51
Class I
Actual	1,000.00	1,097.40	5.47
Hypothetical (5% average return before expenses)	1,000.00	1,019.58	5.27
Class R
Actual	1,000.00	1,094.60	8.06
Hypothetical (5% average return before expenses)	1,000.00	1,017.10	7.76

*   Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.30%, 1.05% and 1.55%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bonds (73.2%)
Consumer Discretionary (11.6%)
Auto Components (0.2%)
Horizon Global Corp.
2.750%, 7/1/22	$36,000	$33,345

Automobiles (0.9%)
Tesla, Inc.
2.375%, 3/15/22	178,000	199,026

Household Durables (2.2%)
CalAtlantic Group, Inc.
1.625%, 5/15/18	399,000	486,032

Internet & Direct Marketing Retail (2.6%)
Ctrip.com International Ltd.
1.250%, 9/15/22§	45,000	47,025
Priceline Group, Inc. (The)
1.000%, 3/15/18	270,000	526,162

		573,187

Media (5.0%)
DISH Network Corp.
3.375%, 8/15/26§	520,000	636,350
Liberty Interactive LLC
1.750%, 9/30/46§	241,000	283,024
Liberty Media Corp.
1.375%, 10/15/23	90,000	101,419
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23§	12,000	13,478
Live Nation Entertainment, Inc.
2.500%, 5/15/19	56,000	62,370

		1,096,641

Specialty Retail (0.7%)
Restoration Hardware Holdings, Inc.
(Zero Coupon), 6/15/19§	160,000	142,400

Total Consumer Discretionary		2,530,631

Energy (3.9%)
Energy Equipment & Services (1.5%)
Nabors Industries, Inc.
0.750%, 1/15/24§	119,000	102,414
SEACOR Holdings, Inc.
3.000%, 11/15/28	57,000	51,051
Weatherford International Ltd.
5.875%, 7/1/21	147,000	174,746

		328,211

Oil, Gas & Consumable Fuels (2.4%)
Cheniere Energy, Inc.
4.250%, 3/15/45	120,000	81,600
Chesapeake Energy Corp.
5.500%, 9/15/26§	139,000	136,741
2.500%, 5/15/37	1,000	985
PDC Energy, Inc.
1.125%, 9/15/21	159,000	153,535
SM Energy Co.
1.500%, 7/1/21	156,000	153,855

		526,716

Total Energy		854,927

Financials (1.9%)
Capital Markets (0.3%)
New Mountain Finance Corp.
5.000%, 6/15/19	$31,000	$31,930
TCP Capital Corp.
4.625%, 3/1/22§	30,000	30,375

		62,305

Consumer Finance (0.1%)
Encore Capital Group, Inc.
3.250%, 3/15/22§	30,000	28,631

Insurance (1.1%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	100,000	228,938

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
New York Mortgage Trust, Inc. (REIT)
6.250%, 1/15/22	30,000	29,644
Starwood Property Trust, Inc. (REIT)
4.000%, 1/15/19	50,000	57,062

		86,706

Total Financials		406,580

Health Care (15.4%)
Biotechnology (5.9%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	65,000	51,025
AMAG Pharmaceuticals, Inc.
2.500%, 2/15/19	47,000	53,492
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/18	85,000	100,141
1.500%, 10/15/20	120,000	148,725
Clovis Oncology, Inc.
2.500%, 9/15/21	83,000	101,156
Emergent BioSolutions, Inc.
2.875%, 1/15/21	38,000	45,861
Immunomedics, Inc.
4.750%, 2/15/20	35,000	45,631
Incyte Corp.
1.250%, 11/15/20	75,000	183,516
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	29,000	27,042
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	128,000	133,440
Ironwood Pharmaceuticals, Inc.
2.250%, 6/15/22	114,000	138,225
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	75,000	64,359
Neurocrine Biosciences, Inc.
2.250%, 5/15/24 (b)§	6,000	6,225
Novavax, Inc.
3.750%, 2/1/23	28,000	10,623
TESARO, Inc.
3.000%, 10/1/21	40,000	170,475

		1,279,936

Health Care Equipment & Supplies (1.5%)
Hologic, Inc.
0.000%, 12/15/43 (e)	83,000	104,736
Insulet Corp.
1.250%, 9/15/21§	10,000	10,119
NuVasive, Inc.
2.250%, 3/15/21	78,000	103,789

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Trinity Biotech Investment Ltd.
4.000%, 4/1/45	$43,000	$34,131
Wright Medical Group, Inc.
2.000%, 2/15/20	58,000	67,932

		320,707

Health Care Providers & Services (1.9%)
Brookdale Senior Living, Inc.
2.750%, 6/15/18	55,000	54,312
HealthSouth Corp.
2.000%, 12/1/43	108,000	141,548
Molina Healthcare, Inc.
1.125%, 1/15/20	120,000	162,000
1.625%, 8/15/44	56,000	61,180

		419,040

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	105,000	104,016
Evolent Health, Inc.
2.000%, 12/1/21§	22,000	26,977

		130,993

Life Sciences Tools & Services (0.3%)
Albany Molecular Research, Inc.
2.250%, 11/15/18	65,000	75,806

Pharmaceuticals (5.2%)
Depomed, Inc.
2.500%, 9/1/21	55,000	51,081
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	125,000	116,641
Innoviva, Inc.
2.125%, 1/15/23	136,000	122,060
Jazz Investments I Ltd.
1.875%, 8/15/21	120,000	132,900
Medicines Co. (The)
2.500%, 1/15/22	131,000	208,372
Pacira Pharmaceuticals, Inc.
3.250%, 2/1/19	54,000	108,506
2.375%, 4/1/22§	11,000	11,688
Teva Pharmaceutical Finance Co. LLC
Series C
0.250%, 2/1/26	372,000	393,855

		1,145,103

Total Health Care		3,371,585

Industrials (5.4%)
Aerospace & Defense (0.1%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23§	21,000	23,126

Air Freight & Logistics (1.3%)
Atlas Air Worldwide Holdings, Inc.
2.250%, 6/1/22	33,000	36,073
Echo Global Logistics, Inc.
2.500%, 5/1/20	73,000	68,255
XPO Logistics, Inc.
4.500%, 10/1/17	60,000	180,375

		284,703

Construction & Engineering (1.8%)
Dycom Industries, Inc.
0.750%, 9/15/21	179,000	226,099

Tutor Perini Corp.
2.875%, 6/15/21§	$143,000	$176,248

		402,347

Machinery (0.7%)
Greenbrier Cos., Inc. (The)
3.500%, 4/1/18	30,000	38,850
2.875%, 2/1/24§	6,000	6,382
Navistar International Corp.
4.750%, 4/15/19	59,000	57,525
Trinity Industries, Inc.
3.875%, 6/1/36	37,000	45,464

		148,221

Professional Services (0.3%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	73,000	69,852

Transportation Infrastructure (1.2%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19	60,000	66,937
2.000%, 10/1/23	191,000	188,613

		255,550

Total Industrials		1,183,799

Information Technology (32.8%)
Communications Equipment (2.9%)
CalAmp Corp.
1.625%, 5/15/20	60,000	60,600
Ciena Corp.
3.750%, 10/15/18§	150,000	192,094
4.000%, 12/15/20	80,000	108,550
Finisar Corp.
0.500%, 12/15/36§	81,000	75,431
Lumentum Holdings, Inc.
0.250%, 3/15/24§	12,000	11,955
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	145,000	169,106
Viavi Solutions, Inc.
1.000%, 3/1/24§	20,000	20,338

		638,074

Electronic Equipment, Instruments & Components (1.1%)
Knowles Corp.
3.250%, 11/1/21§	59,000	71,206
TTM Technologies, Inc.
1.750%, 12/15/20	62,000	112,762
Vishay Intertechnology, Inc.
2.250%, 11/15/40	50,000	64,281

		248,249

Internet Software & Services (3.7%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	61,000	60,733
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	150,000	153,750
Pandora Media, Inc.
1.750%, 12/1/20	110,000	107,319
Twitter, Inc.
0.250%, 9/15/19	125,000	118,359
VeriSign, Inc.
4.452%, 8/15/37	100,000	260,500
WebMD Health Corp.
2.625%, 6/15/23§	40,000	38,525

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Yahoo!, Inc.
(Zero Coupon), 12/1/18	$67,000	$70,350

		809,536

IT Services (1.4%)
Blackhawk Network Holdings, Inc.
1.500%, 1/15/22§	137,000	148,474
Cardtronics, Inc.
1.000%, 12/1/20	41,000	42,102
CSG Systems International, Inc.
4.250%, 3/15/36	89,000	92,226
Square, Inc.
0.375%, 3/1/22§	12,000	12,690

		295,492

Semiconductors & Semiconductor Equipment (14.9%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	83,000	152,824
Inphi Corp.
1.125%, 12/1/20	28,000	34,685
0.750%, 9/1/21§	15,000	15,347
Integrated Device Technology, Inc.
0.875%, 11/15/22	150,000	152,531
Intel Corp.
3.250%, 8/1/39	59,000	103,176
Microchip Technology, Inc.
1.625%, 2/15/25	137,000	200,277
1.625%, 2/15/27§	485,000	496,519
2.250%, 2/15/37§	12,000	12,390
Micron Technology, Inc.
Series C
2.375%, 5/1/32	9,000	26,106
Series F
2.125%, 2/15/33	47,000	120,672
Series G
3.000%, 11/15/43	465,000	502,200
Novellus Systems, Inc.
2.625%, 5/15/41	127,000	543,481
NVIDIA Corp.
1.000%, 12/1/18	51,000	263,797
ON Semiconductor Corp.
1.000%, 12/1/20	120,000	126,525
Silicon Laboratories, Inc.
1.375%, 3/1/22§	12,000	12,593
Spansion LLC
2.000%, 9/1/20	56,000	152,880
SunPower Corp.
0.750%, 6/1/18	56,000	52,500
4.000%, 1/15/23	30,000	24,056
Teradyne, Inc.
1.250%, 12/15/23§	9,000	11,261
Veeco Instruments, Inc.
2.700%, 1/15/23	42,000	46,148
Xilinx, Inc.
2.625%, 6/15/17	86,000	189,200

		3,239,168

Software (8.5%)
Citrix Systems, Inc.
0.500%, 4/15/19	150,000	183,656

FireEye, Inc.
Series A
1.000%, 6/1/35	$148,000	$139,675
Series B
1.625%, 6/1/35	35,000	31,456
Nice Systems, Inc.
1.250%, 1/15/24§	12,000	12,405
Nuance Communications, Inc.
1.000%, 12/15/35	158,000	152,668
Proofpoint, Inc.
0.750%, 6/15/20	63,000	71,938
PROS Holdings, Inc.
2.000%, 12/1/19	80,000	81,650
Red Hat, Inc.
0.250%, 10/1/19	118,000	155,096
Rovi Corp.
0.500%, 3/1/20	60,000	59,250
salesforce.com, Inc.
0.250%, 4/1/18	354,000	469,493
ServiceNow, Inc.
(Zero Coupon), 11/1/18	70,000	94,150
Synchronoss Technologies, Inc.
0.750%, 8/15/19	95,000	80,988
Take-Two Interactive Software, Inc.
1.000%, 7/1/18	45,000	131,316
Verint Systems, Inc.
1.500%, 6/1/21	129,000	124,243
Workday, Inc.
0.750%, 7/15/18	59,000	68,624

		1,856,608

Technology Hardware, Storage & Peripherals (0.3%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	65,000	69,062

Total Information Technology		7,156,189

Materials (1.3%)
Construction Materials (1.3%)
Cemex SAB de CV
3.720%, 3/15/20	255,000	290,541

Total Materials		290,541

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Colony NorthStar, Inc. (REIT)
5.000%, 4/15/23	65,000	66,462
Colony Starwood Homes (REIT)
3.000%, 7/1/19	55,000	65,656
3.500%, 1/15/22§	54,000	58,118

Total Real Estate		190,236

Total Convertible Bonds		15,984,488

Total Long-Term Debt Securities (73.2%) (Cost $15,110,019)		15,984,488

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (1.6%)
Food Products (1.6%)
Bunge Ltd.,
4.875%	592	$63,581
Tyson Foods, Inc.,
4.750%	3,968	275,181

Total Consumer Staples		338,762

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Hess Corp.,
8.000%	1,390	82,913
Kinder Morgan, Inc.,
Series A
9.750%	1,691	77,871
Southwestern Energy Co.,
Series B
6.250%	4,000	73,920

Total Energy		234,704

Financials (8.1%)
Banks (7.5%)
Bank of America Corp.,
Series L
7.250%	292	354,319
Huntington Bancshares, Inc.,
Series A
8.500%	363	504,842
Wells Fargo & Co.,
Series L
7.500%	610	774,700

		1,633,861

Capital Markets (0.4%)
AMG Capital Trust II,
5.150%	545	31,065
Mandatory Exchangeable Trust,
5.750%§	432	59,395

		90,460

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Great Ajax Corp. (REIT),
7.250%*	1,970	49,841

Total Financials		1,774,162

Health Care (5.4%)
Health Care Equipment & Supplies (0.9%)
Alere, Inc.,
Series B
3.000%	500	193,000

Health Care Providers & Services (1.7%)
Anthem, Inc.,
5.250%	6,880	353,494
Envision Healthcare Corp.,
Series A-1
5.250%	295	31,279

		384,773

Pharmaceuticals (2.8%)
Allergan plc,
Series A
5.500%	703	$608,643

Total Health Care		1,186,416

Industrials (1.6%)
Aerospace & Defense (0.9%)
Arconic, Inc.,
5.375%	4,821	204,700

Commercial Services & Supplies (0.3%)
Stericycle, Inc.,
5.250%	798	59,060

Machinery (0.4%)
Rexnord Corp.,
Series A
5.750%	1,335	75,227

Total Industrials		338,987

Information Technology (1.1%)
Electronic Equipment, Instruments & Components (1.1%)
Belden, Inc.,
6.750%	1,528	150,462
MTS Systems Corp.,
8.750%*	812	88,346

Total Information Technology		238,808

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Welltower, Inc. (REIT),
Series I
6.500%	2,076	131,224

Total Real Estate		131,224

Telecommunication Services (2.7%)
Diversified Telecommunication Services (0.6%)
Frontier Communications Corp.,
Series A
11.125%	2,857	126,680

Wireless Telecommunication Services (2.1%)
T-Mobile US, Inc.,
5.500%	4,167	457,203

Total Telecommunication Services		583,883

Utilities (0.6%)
Electric Utilities (0.3%)
Great Plains Energy, Inc.,
7.000%	200	10,820
NextEra Energy, Inc.,
6.123%	1,095	57,378

		68,198

Multi-Utilities (0.3%)
Dominion Resources, Inc.,
Series A
6.750%	1,210	61,250

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

DTE Energy Co.,
6.500%	200	$10,778

		72,028

Total Utilities		140,226

Total Convertible Preferred Stocks (22.8%) (Cost $4,861,972)		4,967,172

Common Stock:
Financials (0.8%)
Banks (0.8%)
KeyCorp	9,574	174,630

Total Common Stocks (0.8%) (Cost $176,832)		174,630

Total Investments (96.8%) (Cost $20,148,823)		21,126,290
Other Assets Less Liabilities (3.2%)		700,263

Net Assets (100%)		$21,826,553

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2017, the market value of these securities amounted to $2,929,944 or 13.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At April 30, 2017, the market value of these securities amounted to $6,225 or 0.0% of net assets.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2017. Maturity date disclosed is the ultimate maturity date.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Financials	$174,630	$—	$—	$174,630
Convertible Bonds
Consumer Discretionary	—	2,530,631	—	2,530,631
Energy	—	854,927	—	854,927
Financials	—	406,580	—	406,580
Health Care	—	3,371,585	—	3,371,585
Industrials	—	1,183,799	—	1,183,799
Information Technology	—	7,156,189	—	7,156,189
Materials	—	290,541	—	290,541
Real Estate	—	190,236	—	190,236
Convertible Preferred Stocks
Consumer Staples	338,762	—	—	338,762
Energy	234,704	—	—	234,704
Financials	1,774,162	—	—	1,774,162
Health Care	1,186,416	—	—	1,186,416
Industrials	338,987	—	—	338,987
Information Technology	238,808	—	—	238,808
Real Estate	131,224	—	—	131,224

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Telecommunication Services	$583,883	$—	$—	$583,883
Utilities	140,226	—	—	140,226

Total Assets	$5,141,802	$15,984,488	$—	$21,126,290

Total Liabilities	$—	$—	$—	$—

Total	$5,141,802	$15,984,488	$—	$21,126,290

(a) Securities with a market value of $178,806 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six-months ended April 30, 2017.

The Fund held no derivatives contracts during the six months ended April 30, 2017.

Investment security transactions for the six months ended April 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,495,961
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,258,279

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,152,251
Aggregate gross unrealized depreciation	(1,304,801)

Net unrealized appreciation	$847,450

Federal income tax cost of investments	$20,278,840

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $20,148,823)	$21,126,290
Cash	675,196
Dividends, interest and other receivables	77,883
Receivable for securities sold	3,150
Other assets	4

Total assets	21,882,523

LIABILITIES
Dividends and distributions payable	21,737
Payable for securities purchased	6,000
Administrative fees payable	2,661
Transfer agent fees payable	487
Payable for Fund shares redeemed	200
Investment management fees payable	131
Distribution fees payable – Class A	83
Distribution fees payable – Class R	42
Trustees’ fees payable	2
Accrued expenses	24,627

Total liabilities	55,970

NET ASSETS	$21,826,553

Net assets were comprised of:
Paid in capital	$21,068,278
Accumulated undistributed net investment income (loss)	(143,970)
Accumulated undistributed net realized gain (loss) on investments	(75,222)
Net unrealized appreciation (depreciation) on investments	977,467

Net assets	$21,826,553

Class A
Net asset value and redemption price per share, $419,738 / 40,701 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.31
Maximum sales charge (4.50% of offering price)	0.49

Maximum offering price per share	$10.80

Class I
Net asset value and redemption price per share, $21,303,588 / 2,065,929 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.31

Class R
Net asset value and redemption price per share, $103,227 / 10,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.31

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$163,560
Dividends	152,248

Total income	315,808

EXPENSES
Investment advisory fees	72,904
Professional fees	43,682
Registration and filing fees	20,943
Administrative fees	15,622
Transfer agent fees	14,869
Printing and mailing expenses	6,762
Custodian fees	2,976
Trustees’ fees	1,047
Distribution fees – Class A	484
Distribution fees – Class R	247
Miscellaneous	9,609

Gross expenses	189,145
Less: Waiver from investment adviser	(78,754)

Net expenses	110,391

NET INVESTMENT INCOME (LOSS)	205,417

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	276,583
Net change in unrealized appreciation (depreciation) on investments	1,462,316

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,738,899

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,944,316

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$205,417	$342,078
Net realized gain (loss) on investments	276,583	(228,393)
Net change in unrealized appreciation (depreciation) on investments	1,462,316	342,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,944,316	455,961

DIVIDENDS :
Dividends from net investment income
Class A	(6,224)	(5,611)
Class I	(352,349)	(416,007)
Class R	(1,463)	(1,584)

TOTAL DIVIDENDS:	(360,036)	(423,202)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,115 and 19,312 shares, respectively ]	21,374	180,592
Capital shares issued in reinvestment of dividends [ 473 and 421 shares, respectively ]	4,638	3,933
Capital shares repurchased [ (1,040) and (2,153) shares, respectively ]	(10,357)	(18,620)

Total Class A transactions	15,655	165,905

Class I
Capital shares sold [ 26,857 and 64,253 shares, respectively ]	266,003	589,211
Capital shares issued in reinvestment of dividends [ 1,381 and 1,062 shares, respectively ]	13,571	9,928
Capital shares repurchased [ (10,652) and (12,302) shares, respectively ]	(106,671)	(119,056)

Total Class I transactions	172,903	480,083

Class R
Capital shares sold [ 0 and 10 shares, respectively ]	—	100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	1	—

Total Class R transactions	1	100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	188,559	646,088

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,772,839	678,847
NET ASSETS:
Beginning of period	20,053,714	19,374,867

End of period (a)	$21,826,553	$20,053,714

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(143,970)	$10,649

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.14	0.03
Net realized and unrealized gain (loss) on investments	0.82	0.04	(0.44)

Total from investment operations	0.91	0.18	(0.41)

Less distributions:
Dividends from net investment income	(0.16)	(0.18)	(0.03)

Net asset value, end of period	$10.31	$9.56	$9.56

Total return (b)	9.60%	1.97%	(4.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$420	$374	$206
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%	1.30%	1.30%
Before waivers and reimbursements (a)	2.06%	2.26%	2.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.72%	1.49%	1.09	%(l)
Before waivers and reimbursements (a)	0.97%	0.52%	0.30	%(l)
Portfolio turnover rate (z)^	16%	32%	6%

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.17	0.04
Net realized and unrealized gain (loss) on investments	0.82	0.04	(0.44)

Total from investment operations	0.92	0.21	(0.40)

Less distributions:
Dividends from net investment income	(0.17)	(0.21)	(0.04)

Net asset value, end of period	$10.31	$9.56	$9.56

Total return (b)	9.74%	2.23%	(4.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,304	$19,584	$19,073
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%	1.05%	1.05%
Before waivers and reimbursements (a)	1.81%	1.99%	1.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.98%	1.78%	1.37	%(l)
Before waivers and reimbursements (a)	1.22%	0.84%	0.70	%(l)
Portfolio turnover rate (z)^	16%	32%	6%

See Notes to Financial Statements.

1290 FUNDS

1290 CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$9.56	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.12	0.03
Net realized and unrealized gain (loss) on investments	0.83	0.04	(0.45)

Total from investment operations	0.90	0.16	(0.42)

Less distributions:
Dividends from net investment income	(0.15)	(0.16)	(0.02)

Net asset value, end of period	$10.31	$9.56	$9.56

Total return (b)	9.46%	1.72%	(4.16)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$103	$96	$96
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.55%	1.55%	1.55%
Before waivers and reimbursements (a)	2.31%	2.49%	2.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.48%	1.28%	0.87	%(l)
Before waivers and reimbursements (a)	0.72%	0.34%	0.20	%(l)
Portfolio turnover rate (z)^	16%	32%	6%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	DoubleLine Capital LP

PERFORMANCE RESULTS

Total Returns as of 4/30/17
			6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge		6.25%	9.58%	10.28%
	with Sales Charge (a	)	0.43	3.60	4.99
Fund – Class I Shares*			6.37	9.91	10.56
Fund – Class R Shares*			6.13	9.36	10.08
S&P 500® Index			13.32	17.92	18.89
Bloomberg Barclays U.S. Aggregate Bond Index			(0.67)	0.83	2.19
60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index			7.57	10.85	11.99
* Date of inception 3/7/16. (a) A 5.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — DoubleLine Capital LP

As the six-month period under discussion began, the United States was days away from the Presidential election. At that point, the conventional wisdom believed Hilary Clinton would easily win the election, following a particularly acrimonious campaign season exposing deep divisions and resentments in the electorate. Despite the expected Clinton win, the surprising strength of Trump and Sanders suggested populism was the true winner of the election season.

With the surprise election of Donald Trump, the market quickly discounted the prospect of more inflationary and expansionary fiscal policies, as well as a more business-friendly regulatory environment. Between Election Day and the end of 2016, the S&P 500® Index gained almost five percent, to end the year up almost twelve percent. The index established a number of new highs during December.

We believe it would be a mistake to attribute all of the market’s actions in the last two months of the year to the outcome of the Presidential election. Looking within the market, many of the November and December trends were an acceleration of trends that were already well established since the summer. Specifically, the bottoming of inflation expectations and ten-year Treasury yields in July saw a rotation in the market. Formerly strong-performing and defensive “yield-proxy” sectors such as consumer staples and utilities began to underperform. At the same time, more cyclical sectors such as energy and technology began outperforming the broader index, as did financial services — perceived as a beneficiary of higher rates and a steeper yield curve.

These sector-level trends gained momentum following the election. Financial services was the leadership sector, regarded as the greatest beneficiary from a steeper yield-curve and less regulation. The reaction of health care stocks was somewhat counter-intuitive: the sector initially rallied following the election, only to sell off on the realization that the shape of the next round of health care policy reform is very uncertain.

For the first two months of 2017, the U.S. equity markets continued their post-election march higher. The market moved higher on two broad themes: first, the newly-inaugurated President Trump would pursue fiscal, regulatory and tax policies that would lead to faster corporate earnings growth. Second, the second half of 2016 marked the end of the earnings recession and 2017 would see high single-digit (or even double-digit) earnings growth for the S&P 500® Index.

Fourth quarter earnings released in January and February supported the second thesis, as did the first quarter earnings season which began in April. In March and April, however, there seemed to be a growing realization that the new administration’s agenda would not be quickly passed into law. The failure of the first bill to “repeal and replace” Obamacare reminded the markets that tax and regulatory reform would not come as easily as the post-election euphoria suggested. After setting an all-time high at the end of February, the S&P 500® Index basically moved sideways for the last two months of the six-month period under discussion. At a sector level, some of the post-election trends reversed. Specifically financials, which had been the stand-out leadership group, sold off. With oil prices down, the energy sector continued to underperform while technology continued to move higher.

Fund Highlights

During the six-month period, the Fund maintained a defensive weighting in equities, with an allocation to equities of approximately 45%. The balance of the Fund was invested in a diversified fixed income portfolio allocated across multiple sectors of the bond market. Maintaining an allocation to equities below the 60% baseline target was detrimental to the Fund’s returns relative to the benchmark.

Over this period, the fixed income portion of the Fund was essentially flat, superior to the negative return of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund’s investments in investment grade corporate bonds, bank loans and emerging markets fixed income were additive to relative returns during the

1290 DOUBLELINE DYNAMIC ALLOCATION FUND (Unaudited)

period, while the Fund’s investments in mortgage-backed securities, government bonds, and global bonds hurt relative returns. The fourth quarter of 2016 saw the worst rout in bond prices since the “Taper Tantrum” of 2013, the surge in U.S. Treasury yields which resulted from the Federal Reserve’s use of tapering to gradually reduce the amount of money it was feeding into the economy.

The Fund’s allocation to actively managed equities returned less than the S&P 500® Index during the six-month period. The greatest positive contributors to the Fund’s relative returns were: utilities, which was a weak performer within the benchmark and which the Fund avoided entirely; materials, due to good security selection; and real estate, which the Fund largely avoided. The greatest drags on the Fund’s relative returns were energy, industrials and technology, all due to security selection.

The Fund’s allocation to the systematic Shiller Barclays Cyclically Adjusted Price-to-Earnings (CAPE) Total Return Index (the Index) sector strategy was additive to relative returns, gaining over 19% during the period. The Fund gained exposure to the Index by entering into swap contracts. During the period, the Index was exposed to six sectors (four at any one time): consumer discretionary, staples, energy, health care, industrials, and technology. All six sectors contributed positively to returns.

Sector Weightings as of April 30, 2017	% of Net Assets
U.S. Treasury Obligations	14.1%
Collateralized Mortgage Obligations	13.8
Financials	6.7
Mortgage-Backed Securities	6.7
Information Technology	5.7
Investment Companies	5.5
Health Care	4.9
Consumer Discretionary	3.5
Consumer Staples	2.6
Industrials	2.2
Energy	2.0
Asset-Backed Security	1.7
Telecommunication Services	1.0
Materials	0.7
Utilities	0.6
Foreign Government Securities	0.2
Real Estate	0.1
Cash and Other	28.0

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class A
Actual	$1,000.00	$1,062.50	$6.20
Hypothetical (5% average return before expenses)	1,000.00	1,018.78	6.07
Class I
Actual	1,000.00	1,063.70	4.93
Hypothetical (5% average return before expenses)	1,000.00	1,020.02	4.82
Class R
Actual	1,000.00	1,061.30	7.48
Hypothetical (5% average return before expenses)	1,000.00	1,017.54	7.32

*   Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.21%, 0.96% and 1.46%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Security (1.7%)
VOLT LIV LLC,
Series 2017-NPL1 A1
3.625%, 2/25/47 (e)§	$968,307	$969,179

Total Asset-Backed Securities		969,179

Collateralized Mortgage Obligations (13.8%)
CHL Mortgage Pass-Through Trust,
Series 2006-OA5 2A1
0.792%, 4/25/46 (l)	1,077,231	892,833
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,229,150	1,314,038
FirstKey Mortgage Trust,
Series 2014-1 A8
3.500%, 11/25/44 (l)§	466,402	471,673
FNMA,
Series 2013-41 SC
4.514%, 5/25/43 (l)	1,199,297	1,035,775
Series 2013-5 EZ
2.000%, 8/25/42	792,979	716,365
Series 2017-13 ML
3.000%, 8/25/41	987,768	1,004,697
Series 2017-4 CH
3.000%, 6/25/42	246,658	250,646
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56 (l)§	745,927	765,377
RALI Trust,
Series 2006-QS4 A10
6.000%, 4/25/36	877,002	754,164
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-7 A1
6.000%, 6/25/37	719,216	721,731

Total Collateralized Mortgage Obligations		7,927,299

Corporate Bonds (8.6%)
Consumer Discretionary (0.6%)
Auto Components (0.1%)
Delphi Automotive plc
4.250%, 1/15/26	40,000	42,326

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	40,000	50,430

Household Durables (0.0%)
Newell Brands, Inc.
3.150%, 4/1/21	10,000	10,259

Media (0.3%)
Charter Communications Operating LLC
4.908%, 7/23/25	45,000	47,889
Comcast Corp.
4.200%, 8/15/34	40,000	40,981
4.400%, 8/15/35	5,000	5,204

Omnicom Group, Inc.
3.600%, 4/15/26	$50,000	$50,361

		144,435

Specialty Retail (0.1%)
Home Depot, Inc. (The)
3.000%, 4/1/26	50,000	50,336
Lowe’s Cos., Inc.
3.100%, 5/3/27	25,000	24,979

		75,315

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
3.700%, 4/1/27	15,000	15,492

Total Consumer Discretionary		338,257

Consumer Staples (0.6%)
Beverages (0.1%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	20,000	21,846
PepsiCo, Inc.
3.450%, 10/6/46	50,000	45,298

		67,144

Food & Staples Retailing (0.1%)
Kroger Co. (The)
6.150%, 1/15/20	5,000	5,512
3.400%, 4/15/22	50,000	51,445

		56,957

Food Products (0.3%)
Kraft Heinz Foods Co.
2.000%, 7/2/18	50,000	50,125
Smithfield Foods, Inc.
4.250%, 2/1/27§	55,000	55,819
Tyson Foods, Inc.
3.950%, 8/15/24	50,000	51,587

		157,531

Tobacco (0.1%)
Reynolds American, Inc.
4.000%, 6/12/22	45,000	47,610

Total Consumer Staples		329,242

Energy (0.6%)
Energy Equipment & Services (0.0%)
Schlumberger Holdings Corp.
2.350%, 12/21/18§	25,000	25,202

Oil, Gas & Consumable Fuels (0.6%)
Apache Corp.
4.750%, 4/15/43	25,000	25,255
BP Capital Markets plc
3.588%, 4/14/27	14,000	14,293
3.723%, 11/28/28	40,000	40,992
Chevron Corp.
1.561%, 5/16/19	40,000	39,914
2.498%, 3/3/22	15,000	15,101
Enable Midstream Partners LP
4.400%, 3/15/27	50,000	49,976
Energy Transfer Partners LP
4.750%, 1/15/26	45,000	47,391
4.200%, 4/15/27	5,000	5,056

See Notes to Financial Statements.

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1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Kinder Morgan Energy Partners LP
6.950%, 1/15/38	$35,000	$41,897
Occidental Petroleum Corp.
3.400%, 4/15/26	10,000	10,094
Phillips 66
5.875%, 5/1/42	22,000	25,664

		315,633

Total Energy		340,835

Financials (2.8%)
Banks (1.5%)
Bank of America Corp.
2.000%, 1/11/18	15,000	15,038
2.503%, 10/21/22	35,000	34,423
2.881%, 4/24/23 (l)	35,000	34,917
Bank of Montreal
1.900%, 8/27/21	50,000	49,121
Citigroup, Inc.
2.700%, 3/30/21	45,000	45,278
2.750%, 4/25/22	35,000	34,861
Commonwealth Bank of Australia
2.750%, 3/10/22§	75,000	75,589
JPMorgan Chase & Co.
2.972%, 1/15/23	50,000	50,248
4.250%, 10/1/27	50,000	51,765
MUFG Americas Holdings Corp.
1.625%, 2/9/18	40,000	39,964
2.250%, 2/10/20	10,000	10,013
PNC Financial Services Group, Inc. (The)
3.300%, 3/8/22	50,000	51,931
Royal Bank of Canada
2.125%, 3/2/20	25,000	25,055
2.500%, 1/19/21	10,000	10,102
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	50,000	50,716
2.058%, 7/14/21	30,000	29,471
Toronto-Dominion Bank (The)
1.800%, 7/13/21	80,000	78,454
Wells Fargo & Co.
3.069%, 1/24/23	55,000	55,645
3.000%, 4/22/26	10,000	9,665
3.000%, 10/23/26	45,000	43,304
Westpac Banking Corp.
2.600%, 11/23/20	40,000	40,331
2.000%, 8/19/21	15,000	14,698

		850,589

Capital Markets (0.4%)
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	35,000	34,448
3.000%, 4/26/22	20,000	20,147
Morgan Stanley
2.500%, 4/21/21	20,000	19,921
2.625%, 11/17/21	35,000	34,941
3.625%, 1/20/27	55,000	55,085
S&P Global, Inc.
4.400%, 2/15/26	20,000	21,437

State Street Corp.
3.550%, 8/18/25	$30,000	$30,974
2.650%, 5/19/26	30,000	28,848

		245,801

Consumer Finance (0.5%)
Ally Financial, Inc.
4.125%, 3/30/20	40,000	40,772
4.250%, 4/15/21	5,000	5,094
American Express Credit Corp.
2.250%, 8/15/19	10,000	10,070
2.250%, 5/5/21	50,000	49,733
2.700%, 3/3/22	40,000	40,272
General Motors Financial Co., Inc.
3.950%, 4/13/24	75,000	75,460
John Deere Capital Corp.
2.650%, 1/6/22	20,000	20,202
Synchrony Financial
3.000%, 8/15/19	50,000	50,725

		292,328

Diversified Financial Services (0.1%)
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	35,000	34,894
Shell International Finance BV
1.375%, 5/10/19	55,000	54,597

		89,491

Insurance (0.3%)
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	60,000	75,663
New York Life Global Funding
2.900%, 1/17/24§	30,000	30,304
TIAA Asset Management Finance Co. LLC
2.950%, 11/1/19§	46,000	46,788

		152,755

Total Financials		1,630,964

Health Care (1.2%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	60,000	60,268
Celgene Corp.
3.875%, 8/15/25	20,000	20,704

		80,972

Health Care Equipment & Supplies (0.1%)
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	50,000	50,573

Health Care Providers & Services (0.4%)
Anthem, Inc.
2.300%, 7/15/18	50,000	50,251
Cardinal Health, Inc.
1.950%, 6/15/18	45,000	45,084
Express Scripts Holding Co.
4.500%, 2/25/26	20,000	20,665
3.400%, 3/1/27	15,000	14,263

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Laboratory Corp. of America Holdings
2.500%, 11/1/18	$50,000	$50,456
UnitedHealth Group, Inc.
4.200%, 1/15/47	45,000	45,998

		226,717

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	60,000	61,511

Pharmaceuticals (0.5%)
Actavis Funding SCS
2.350%, 3/12/18	65,000	65,274
AstraZeneca plc
2.375%, 11/16/20	25,000	25,129
Mylan NV
3.150%, 6/15/21	45,000	45,291
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	50,000	48,970
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	65,000	63,748
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	15,000	14,486

		262,898

Total Health Care		682,671

Industrials (0.7%)
Aerospace & Defense (0.1%)
Boeing Co. (The)
6.875%, 3/15/39	21,000	29,893
Lockheed Martin Corp.
4.700%, 5/15/46	45,000	49,269

		79,162

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	45,000	46,706

Airlines (0.1%)
Delta Air Lines, Inc.
3.625%, 3/15/22	25,000	25,578

Commercial Services & Supplies (0.1%)
GW Honos Security Corp.
8.750%, 5/15/25 (b)§	15,000	15,225
Waste Management, Inc.
4.100%, 3/1/45	35,000	35,439

		50,664

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	55,000	58,933
CSX Corp.
3.800%, 11/1/46	50,000	46,816
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	25,000	25,865

		131,614

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 2/1/22	$45,000	$46,656

Total Industrials		380,380

Information Technology (0.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
1.850%, 9/20/21	50,000	49,183

IT Services (0.1%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	35,000	36,473

Semiconductors & Semiconductor Equipment (0.2%)
Analog Devices, Inc.
2.500%, 12/5/21	60,000	59,856
Applied Materials, Inc.
4.350%, 4/1/47	25,000	25,626
Broadcom Corp.
3.625%, 1/15/24§	35,000	35,485

		120,967

Software (0.2%)
Microsoft Corp.
4.450%, 11/3/45	45,000	47,856
Oracle Corp.
1.900%, 9/15/21	50,000	49,375
4.125%, 5/15/45	45,000	44,581

		141,812

Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.
3.600%, 10/15/20	40,000	41,312

Total Information Technology		389,747

Materials (0.3%)
Chemicals (0.0%)
Potash Corp. of Saskatchewan, Inc.
4.000%, 12/15/26	10,000	10,258

Containers & Packaging (0.0%)
International Paper Co.
3.000%, 2/15/27	25,000	23,851

Metals & Mining (0.1%)
Vale Overseas Ltd.
5.875%, 6/10/21	35,000	37,611

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
3.600%, 3/1/25§	95,000	98,022

Total Materials		169,742

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
Boston Properties LP (REIT)
4.125%, 5/15/21	45,000	47,741
Simon Property Group LP (REIT)
3.300%, 1/15/26	45,000	44,882

Total Real Estate		92,623

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.800%, 3/1/24	$50,000	$50,807
British Telecommunications plc
5.950%, 1/15/18	100,000	103,020
Orange SA
2.750%, 2/6/19	50,000	50,618
Verizon Communications, Inc.
4.400%, 11/1/34	50,000	47,755

Total Telecommunication Services		252,200

Utilities (0.6%)
Electric Utilities (0.4%)
Duke Energy Corp.
3.750%, 9/1/46	15,000	13,608
Duke Energy Progress LLC
4.150%, 12/1/44	45,000	46,413
Exelon Corp.
3.400%, 4/15/26	25,000	24,818
Fortis, Inc.
2.100%, 10/4/21§	55,000	53,557
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	20,000	20,061
Southern Co. (The)
2.450%, 9/1/18	75,000	75,823

		234,280

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	70,000	91,590

Total Utilities		325,870

Total Corporate Bonds		4,932,531

Foreign Government Securities (0.2%)
Petroleos Mexicanos
6.750%, 9/21/47	25,000	25,283
United Mexican States
4.000%, 10/2/23	80,000	83,000

Total Foreign Government Securities		108,283

Mortgage-Backed Securities (6.7%)
FHLMC
3.000%, 3/1/46	874,031	874,099
3.500%, 5/1/46	859,797	876,086
3.000%, 9/1/46	771,912	771,731
FNMA
3.500%, 7/1/42	455,565	473,770
3.000%, 9/1/46	869,149	869,318

Total Mortgage-Backed Securities		3,865,004

U.S. Treasury Obligations (14.1%)
U.S. Treasury Bonds
2.750%, 11/15/42	1,120,000	1,080,975
U.S. Treasury Inflation Linked Bond
1.000%, 2/15/46 TIPS	164,496	168,426

U.S. Treasury Inflation Linked Note
0.125%, 7/15/26 TIPS	$162,605	$159,643
U.S. Treasury Notes
0.625%, 5/31/17	360,000	359,928
0.625%, 9/30/17	560,000	559,186
1.000%, 2/15/18	520,000	519,614
1.000%, 5/31/18	400,000	399,286
1.500%, 5/31/20	740,000	740,156
2.000%, 11/30/20	700,000	709,483
2.250%, 3/31/21	770,000	786,784
1.750%, 3/31/22	1,130,000	1,125,842
2.125%, 2/29/24	690,000	691,800
1.625%, 5/15/26	810,000	767,703

Total U.S. Treasury Obligations		8,068,826

Total Long-Term Debt Securities (45.1%) (Cost $26,029,484)		25,871,122

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.9%)
Automobiles (0.4%)
General Motors Co.	6,778	234,790

Hotels, Restaurants & Leisure (0.3%)
Starbucks Corp.	3,195	191,892

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	416	384,796
JD.com, Inc. (ADR)*	4,919	172,509

		557,305

Media (0.9%)
Discovery Communications, Inc., Class A*	8,245	237,291
Twenty-First Century Fox, Inc., Class A	9,428	287,931

		525,222

Specialty Retail (0.3%)
L Brands, Inc.	2,573	135,880

Total Consumer Discretionary		1,645,089

Consumer Staples (2.0%)
Food & Staples Retailing (1.4%)
CVS Health Corp.	3,587	295,712
Kroger Co. (The)	9,182	272,246
Wal-Mart Stores, Inc.	3,408	256,214

		824,172

Household Products (0.3%)
Procter & Gamble Co. (The)	1,745	152,391

Tobacco (0.3%)
Philip Morris International, Inc.	1,354	150,077

Total Consumer Staples		1,126,640

Energy (1.4%)
Energy Equipment & Services (0.3%)
Schlumberger Ltd.	2,297	166,740

Oil, Gas & Consumable Fuels (1.1%)
Apache Corp.	3,741	181,962

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Exxon Mobil Corp.	1,417	$115,698
Newfield Exploration Co.*	5,463	189,129
Pioneer Natural Resources Co.	822	142,198

		628,987

Total Energy		795,727

Financials (3.9%)
Banks (1.4%)
Citigroup, Inc.	6,896	407,691
JPMorgan Chase & Co.	4,853	422,211

		829,902

Capital Markets (0.3%)
Intercontinental Exchange, Inc.	3,285	197,757

Consumer Finance (0.5%)
Capital One Financial Corp.	3,568	286,796

Diversified Financial Services (0.6%)
Leucadia National Corp.	13,317	338,119

Insurance (0.9%)
Chubb Ltd.	1,050	144,112
MetLife, Inc.	7,176	371,789

		515,901

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Annaly Capital Management, Inc. (REIT)	8,165	96,429

Total Financials		2,264,904

Health Care (3.7%)
Biotechnology (0.5%)
Amgen, Inc.	1,988	324,680

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	7,068	308,447

Health Care Providers & Services (0.6%)
Cigna Corp.	2,115	330,723

Pharmaceuticals (2.1%)
AstraZeneca plc (ADR)	8,739	264,355
Bristol-Myers Squibb Co.	4,422	247,853
Novartis AG (ADR)	3,429	264,136
Roche Holding AG (ADR)	4,059	132,721
Sanofi (ADR)	5,886	278,408

		1,187,473

Total Health Care		2,151,323

Industrials (1.5%)
Electrical Equipment (0.5%)
Eaton Corp. plc	3,843	290,685

Industrial Conglomerates (0.6%)
General Electric Co.	11,652	337,791

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co., Inc., Class A	2,659	238,060

Total Industrials		866,536

Information Technology (5.0%)
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson (ADR)	39,231	$254,609

Internet Software & Services (1.0%)
Alphabet, Inc., Class A*	604	558,410

IT Services (1.7%)
Cognizant Technology Solutions Corp., Class A*	4,645	279,769
Leidos Holdings, Inc.	3,615	190,366
PayPal Holdings, Inc.*	5,993	285,986
Visa, Inc., Class A	2,392	218,198

		974,319

Semiconductors & Semiconductor Equipment (0.4%)
QUALCOMM, Inc.	4,380	235,381

Software (1.0%)
Dell Technologies, Inc., Class V*	3,792	254,481
Microsoft Corp.	2,042	139,795
Oracle Corp.	3,439	154,618

		548,894

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.	2,085	299,510

Total Information Technology		2,871,123

Materials (0.4%)
Construction Materials (0.4%)
Cemex SAB de CV (ADR)*	27,082	249,696

Total Materials		249,696

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
Verizon Communications, Inc.	7,168	329,082

Total Telecommunication Services		329,082

Total Common Stocks (21.4%) (Cost $11,134,521)		12,300,120

INVESTMENT COMPANIES:
DoubleLine Floating Rate Fund‡	180,041	1,786,008
DoubleLine Global Bond Fund‡	135,610	1,375,087

Total Investment Companies (5.5%) (Cost $3,125,000)		3,161,095

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Treasury Obligations (11.3%)
U.S. Treasury Bills
0.69%, 6/22/17 (p)	$3,000,000	2,996,946
0.74%, 7/6/17 (p)	3,500,000	3,495,188

Total U.S. Treasury Obligations		6,492,134

Total Short-Term Investment (11.3%) (Cost $6,494,072)		6,492,134

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

Value (Note 1)

Total Investments (83.3%) (Cost $46,783,077)	$47,824,471
Other Assets Less Liabilities (16.7%)	9,585,251

Net Assets (100%)	$57,409,722

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2017, the market value of these securities amounted to $2,743,748 or 4.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At April 30, 2017, the market value of these securities amounted to $15,225 or 0.0% of net assets.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2017. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of April 30, 2017.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
TIPS	— Treasury Inflation Protected Security

Investments in companies which were affiliates for the six months ended April 30, 2017, were as follows:

Securities	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value April 30, 2017	Dividend Income	Realized Gain (Loss)†
DoubleLine Floating Rate Fund	$1,780,607	$—	$—	$1,786,008	$31,299	$—
DoubleLine Global Bond Fund	774,063	600,000	—	1,375,087	—	—

	$2,554,670	$600,000	$—	$3,161,095	$31,299	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

Total Return Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	0.400%	Shiller Barclays CAPE US Sector II ER USD Index	4/30/18	$11,000,000	$206,787
Barclays Bank plc	0.470%	Shiller Barclays CAPE US Sector ER USD Index	5/30/17	1,850,000	3,408

					$210,195

Glossary:

CAPE	— Cyclically Adjusted Price Earnings

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$969,179	$—	$969,179
Collateralized Mortgage Obligations	—	7,927,299	—	7,927,299
Common Stocks
Consumer Discretionary	1,645,089	—	—	1,645,089
Consumer Staples	1,126,640	—	—	1,126,640
Energy	795,727	—	—	795,727
Financials	2,264,904	—	—	2,264,904
Health Care	2,151,323	—	—	2,151,323
Industrials	866,536	—	—	866,536
Information Technology	2,871,123	—	—	2,871,123
Materials	249,696	—	—	249,696
Telecommunication Services	329,082	—	—	329,082
Corporate Bonds
Consumer Discretionary	—	338,257	—	338,257
Consumer Staples	—	329,242	—	329,242
Energy	—	340,835	—	340,835
Financials	—	1,630,964	—	1,630,964
Health Care	—	682,671	—	682,671
Industrials	—	380,380	—	380,380
Information Technology	—	389,747	—	389,747
Materials	—	169,742	—	169,742
Real Estate	—	92,623	—	92,623
Telecommunication Services	—	252,200	—	252,200
Utilities	—	325,870	—	325,870
Foreign Government Securities	—	108,283	—	108,283
Investment Companies
Investment Companies	3,161,095	—	—	3,161,095
Mortgage-Backed Securities	—	3,865,004	—	3,865,004
Short-Term Investments
U.S. Treasury Obligations	—	6,492,134	—	6,492,134
Total Return Swaps	—	210,195	—	210,195
U.S. Treasury Obligations	—	8,068,826	—	8,068,826

Total Assets	$15,461,215	$32,573,451	$—	$48,034,666

Total Liabilities	$—	$—	$—	$—

Total	$15,461,215	$32,573,451	$—	$48,034,666

There were no transfers between Levels 1, 2 or 3 during the six-months ended April 30, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

Fair Values of Derivative Instruments as of April 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$210,195

The Effect of Derivative Instruments on the Statement of Operations for the six-months ended April 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Swaps
Equity contracts	$2,841,359

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Swaps
Equity contracts	$(645,821)

^ The Fund held swap contracts as a substitute for investing in conventional securities.

The Fund held swap contracts with an average notional value of approximately $12,450,000 during the six-months ended April 30, 2017.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$210,195	$—	$—	$210,195

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended April 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,146,859
Long-term U.S. government debt securities	7,559,518

$19,706,377

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,976,057
Long-term U.S. government debt securities	7,236,553

$19,212,610

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,561,806
Aggregate gross unrealized depreciation	(513,868)

Net unrealized appreciation	$1,047,938

Federal income tax cost of investments	$46,776,533

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,125,000)	$3,161,095
Unaffiliated Issuers (Cost $43,658,077)	44,663,376
Cash	7,853,617
Receivable for securities sold	2,773,293
Market value on OTC swap contracts	210,195
Dividends, interest and other receivables	168,837
Receivable from investment sub-advisor	121
Receivable for Fund shares sold	95
Other assets	455

Total assets	58,831,084

LIABILITIES
Payable for securities purchased	1,132,159
Payable for return of collateral on swaps	250,000
Investment management fees payable	12,217
Administrative fees payable	7,014
Trustees’ fees payable	396
Distribution fees payable – Class A	139
Distribution fees payable – Class R	45
Accrued expenses	19,392

Total liabilities	1,421,362

NET ASSETS	$57,409,722

Net assets were comprised of:
Paid in capital	$52,667,226
Accumulated undistributed net investment income (loss)	196,870
Accumulated undistributed net realized gain (loss) on investments and swaps	3,294,037
Net unrealized appreciation (depreciation) on investments and swaps	1,251,589

Net assets	$57,409,722

Class A
Net asset value and redemption price per share, $699,884 / 64,094 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.92
Maximum sales charge (5.50% of offering price)	0.64

Maximum offering price per share	$11.56

Class I
Net asset value and redemption price per share, $56,600,615 / 5,178,796 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.93

Class R
Net asset value and redemption price per share, $109,223 / 10,009 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.91

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$437,883
Dividends ($31,299 of dividend income received from affiliates)	156,884

Total income	594,767

EXPENSES
Investment advisory fees	205,514
Professional fees	68,136
Administrative fees	41,103
Registration and filing fees	30,748
Offering costs	23,308
Printing and mailing expenses	17,855
Transfer agent fees	13,995
Custodian fees	3,968
Trustees’ fees	2,768
Distribution fees – Class A	704
Distribution fees – Class R	264
Miscellaneous	11,065

Gross expenses	419,428
Less: Waiver from investment adviser	(144,137)
Reimbursement from sub-adviser	(10,071)

Net expenses	265,220

NET INVESTMENT INCOME (LOSS)	329,547

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	449,645
Swaps	2,841,359

Net realized gain (loss)	3,291,004

Change in unrealized appreciation (depreciation) on:
Investments ($6,425 of change in unrealized appreciation (depreciation) from affiliates)	428,750
Swaps	(645,821)

Net change in unrealized appreciation (depreciation)	(217,071)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,073,933

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,403,480

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	March 7, 2016* to October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$329,547	$385,224
Net realized gain (loss) on investments and swaps	3,291,004	899,333
Net change in unrealized appreciation (depreciation) on investments and swaps	(217,071)	1,468,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,403,480	2,753,217

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(4,165)	—
Class I	(562,783)	—
Class R	(667)	—

	(567,615)	—

Distributions from net realized capital gains
Class A	(7,898)	—
Class I	(854,088)	—
Class R	(1,681)	—

	(863,667)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS:	(1,431,282)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 30,435 and 34,035 shares, respectively ]	323,920	351,466
Capital shares issued in reinvestment of dividends [ 910 and 0 shares, respectively ]	9,497	—
Capital shares repurchased [ (1,089) and (197) shares, respectively ]	(11,651)	(2,108)

Total Class A transactions	321,766	349,358

Class I
Capital shares sold [ 112,307 and 5,068,980 shares, respectively ]	1,202,891	50,737,212
Capital shares issued in reinvestment of dividends [ 2,772 and 0 shares, respectively ]	28,945	—
Capital shares repurchased [ (5,263) and 0 shares, respectively ]	(55,966)	—

Total Class I transactions	1,175,870	50,737,212

Class R
Capital shares sold [ 0 and 10,009 shares, respectively ]	—	100,099
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	2	—

Total Class R transactions	2	100,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,497,638	51,186,669

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,469,836	53,939,886
NET ASSETS:
Beginning of period	53,939,886	—

End of period (a)	$57,409,722	$53,939,886

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$196,870	$434,938

* The Fund commenced operations on March 7, 2016.
# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2017 (Unaudited)	March 7, 2016* to October 31, 2016
Net asset value, beginning of period	$10.53	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.06
Net realized and unrealized gain (loss) on investments and swaps	0.60	0.47

Total from investment operations	0.65	0.53

Less distributions:
Dividends from net investment income	(0.09)	—
Distributions from net realized gains	(0.17)	—

Total dividends and distributions	(0.26)	—

Net asset value, end of period	$10.92	$10.53

Total return (b)	6.25%	5.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$700	$356
Ratio of expenses to average net assets:
After waivers (a)(f)	1.21%	1.22%
Before waivers (a)(f)	1.77%	1.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.94%	0.89	%(l)
Before waivers (a)(f)	0.39%	0.26	%(l)
Portfolio turnover rate (z)^	48%	56%

Class I	Six Months Ended April 30, 2017 (Unaudited)	March 7, 2016* to October 31, 2016
Net asset value, beginning of period	$10.55	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.08
Net realized and unrealized gain (loss) on investments and swaps	0.60	0.47

Total from investment operations	0.66	0.55

Less distributions:
Dividends from net investment income	(0.11)	—
Distributions from net realized gains	(0.17)	—

Total dividends and distributions	(0.28)	—

Net asset value, end of period	$10.93	$10.55

Total return (b)	6.37%	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,601	$53,478
Ratio of expenses to average net assets:
After waivers (a)(f)	0.96%	0.97%
Before waivers (a)(f)	1.53%	1.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.20%	1.12	%(l)
Before waivers (a)(f)	0.64%	0.55	%(l)
Portfolio turnover rate (z)^	48%	56%

See Notes to Financial Statements.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2017 (Unaudited)	March 7, 2016* to October 31, 2016
Net asset value, beginning of period	$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.04
Net realized and unrealized gain (loss) on investments and swaps	0.59	0.48

Total from investment operations	0.63	0.52

Less distributions:
Dividends from net investment income	(0.07)	—
Distributions from net realized gains	(0.17)	—

Total dividends and distributions	(0.24)	—

Net asset value, end of period	$10.91	$10.52

Total return (b)	6.13%	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$109	$105
Ratio of expenses to average net assets:
After waivers (a)(f)	1.46%	1.47%
Before waivers (a)(f)	2.03%	2.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.71%	0.62	%(l)
Before waivers (a)(f)	0.14%	0.05	%(l)
Portfolio turnover rate (z)^	48%	56%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	GAMCO Asset Management Inc.

PERFORMANCE RESULTS

Total Returns as of 4/30/17
		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	18.62%	19.67%	9.90%
	with Sales Charge (a)	12.08	13.12	7.42
Fund – Class I Shares*		18.79	19.96	10.18
Fund – Class R Shares*		18.56	19.37	9.64
Fund – Class T Shares*†	without Sales Charge	18.79	19.96	10.18
	with Sales Charge (b)	15.87	16.97	9.04
Russell 2500TM Value Index		14.43	20.66	8.02

*    Date of inception 11/12/14.

†    Class T Shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

(a)  A 5.50% front-end sales charge was deducted.

(b)  A 2.50% front-end sales charge was deducted.

      Returns for periods less than one year are not annualized

      Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — GAMCO Asset Management Inc.

While 2016 was marred by continued unrest in the Middle East and terror incidents around the world, the U.S. Presidential election dominated the national consciousness to such an extent that it impacted football ratings and retail spending. A conclusion to this quadrennial process (some might say ordeal) and greater political certainty would likely have sparked a market rally no matter who was elected, but the rise in the S&P 500® Index since November 8th ranks as the largest market post-election move for a new President since the 1961 inauguration of JFK. The so-called Trump rally has been fueled by the potential for increased fiscal stimulus, lower corporate and individual taxes and deregulation.

The U.S. equity market extended the powerful post-election Trump rally during the first quarter of 2017, with an accelerated move to all-time highs. Until the quarter’s end, stocks remarkably marched steadily upward on rising expectations for lower taxes, regulatory reform, and increased fiscal spending. Those hopes were tempered on March 24th when Congress failed to pass the GOP backed American Health Care Act due to lack of support. The market faltered, questioning whether the bill’s defeat signaled future trouble for the Administration’s more market sensitive plans regarding corporate tax cuts and infrastructure spending, and calling into question the viability of the Trump agenda. Despite several military interventions and geopolitical concerns, including a U.S. military strike in Afghanistan and on an air base in Syria, continued North Korean missile testing and the pending French election, the market held on to its early March all-time highs.

The multi-decade decline in interest rates and inflation may be ending. For the second time in three months, the Federal Reserve increased its overnight funds rate by one quarter point in mid-March. The move was widely anticipated, and rates are still significantly lower than their long-term average. The ten-year Treasury note rose from a low in July while the dollar has strengthened against its trade-weighted basket. With a tighter labor market, higher wages, improved consumer sentiment and spending, and the likelihood of fiscal stimulus, the expectation is for three to four rate hikes for the year.

Fund Highlights

The Fund significantly outperformed the benchmark for the six-months ended April 30, 2017. The Fund’s higher weightings in our firm’s areas of core competency (consumer discretionary, consumer staples and industrials) drove its outperformance for the period.

What helped performance during the six-month period ended April 30, 2017:

•	Internap Corp., a data center and cloud computing company, more than doubled during the period under the direction of a new CEO and appears to us to be in the early stages of a turnaround.

•	National Beverage Corp., whose brands include La Croix sugar free sparkling water, was up over 50% during the period and is a natural beneficiary of healthier consumer preferences.

•	Energizer Holdings, Inc. was up over 30% during the period as recent market share gains and an improving battery category may propel the company to stronger than expected growth in 2017.

•

Equipment rental business HERC Holdings, Inc. benefited as companies focused on infrastructure continued their strong performance following the election on expectations of increased fiscal infrastructure spending.

•

The Madison Square Garden Co. had strong performance during the period, especially in the entertainment segment, as it acquired an interest in the Tao Group in February and Forbes recently increased its estimate of the value of the Knicks franchise.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

What hurt performance during the six-month period ended April 30, 2017:

•

Navistar International Corp., which was a top performer for the full year 2016, declined as truck profitability remained challenged by weak end markets and continued pressure on used truck prices in the U.S.

•	Mueller Water Products, Inc., a leading manufacturer of water infrastructure products, was down marginally for the period, as the new CEO’s strategic plan began to take shape.

•

Edgewell Personal Care Co. was off slightly for the period due to the rising dollar and following Proctor & Gamble’s price reduction announcement for the Gillette razor and razor blades portfolio of products in February, a significant step to narrow the price gap to Schick as well as to private label and shave clubs.

•

An underweighting in financials was a relative detractor for the period as the industry faced strong tailwinds from two interest rate increases in three months and expectations for increasing frequency of future rate hikes.

Sector Weightings as of April 30, 2017	% of Net Assets
Consumer Discretionary	21.4%
Industrials	20.4
Materials	12.6
Consumer Staples	8.4
Investment Company	7.4
Information Technology	5.7
Telecommunication Services	4.0
Financials	3.6
Utilities	3.5
Health Care	2.9
Energy	2.5
Real Estate	1.4
Cash and Other	6.2

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class A
Actual	$1,000.00	$1,186.20	$7.09
Hypothetical (5% average return before expenses)	1,000.00	1,018.31	6.54
Class I
Actual	1,000.00	1,187.90	5.74
Hypothetical (5% average return before expenses)	1,000.00	1,019.55	5.30
Class R
Actual	1,000.00	1,185.60	8.48
Hypothetical (5% average return before expenses)	1,000.00	1,017.03	7.83
Class T**
Actual	1,000.00	1,187.90	5.78
Hypothetical (5% average return before expenses)	1,000.00	1,019.51	5.33

*   Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.31%, 1.06%, 1.56% and 1.07%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (21.4%)
Auto Components (2.1%)
Brembo SpA	500	$39,297
Dana, Inc.	9,000	174,780
Lear Corp.	400	57,064
Superior Industries International, Inc.	800	17,400

		288,541

Diversified Consumer Services (0.4%)
Universal Technical Institute, Inc.	16,000	57,920

Hotels, Restaurants & Leisure (4.2%)
Cheesecake Factory, Inc. (The)	1,000	64,160
Golden Entertainment, Inc.	4,000	56,160
Panera Bread Co., Class A*	1,000	312,680
Wynn Resorts Ltd.	1,400	172,214

		605,214

Household Durables (1.9%)
Bassett Furniture Industries, Inc.	3,500	105,175
Hunter Douglas NV	2,000	161,478

		266,653

Internet & Direct Marketing Retail (0.3%)
Lands’ End, Inc.*	1,600	37,760

Media (8.5%)
Clear Channel Outdoor Holdings, Inc., Class A	14,000	72,100
EW Scripps Co. (The), Class A*	9,000	200,520
Interpublic Group of Cos., Inc. (The)	1,500	35,355
Liberty Media Corp.-Liberty Braves, Class C*	3,604	88,370
Live Nation Entertainment, Inc.*	2,000	64,320
Loral Space & Communications, Inc.*	500	19,175
Madison Square Garden Co. (The), Class A*	901	181,795
Meredith Corp.	400	23,420
MSG Networks, Inc., Class A*	5,000	124,750
Salem Media Group, Inc.	4,000	30,600
Tribune Media Co., Class A	10,000	365,599

		1,206,004

Multiline Retail (0.2%)
JC Penney Co, Inc.*	4,000	21,520

Specialty Retail (3.8%)
Aaron’s, Inc.	800	28,752
CST Brands, Inc.	6,000	289,740
Tractor Supply Co.	3,500	216,685

		535,177

Total Consumer Discretionary		3,018,789

Consumer Staples (8.4%)
Beverages (2.9%)
Cott Corp.	8,000	105,360
Davide Campari-Milano SpA	12,000	141,958

National Beverage Corp.	1,300	$115,167
Remy Cointreau SA	400	40,356

		402,841

Food & Staples Retailing (0.3%)
Ingles Markets, Inc., Class A	1,000	46,700

Food Products (2.1%)
Maple Leaf Foods, Inc.	5,000	125,160
McCormick & Co., Inc.	300	29,862
Snyder’s-Lance, Inc.	4,000	141,040

		296,062

Household Products (1.2%)
Energizer Holdings, Inc.	1,400	82,922
Oil-Dri Corp. of America	2,000	81,380

		164,302

Personal Products (1.9%)
Avon Products, Inc.*	11,000	53,350
Edgewell Personal Care Co.*	3,000	214,470

		267,820

Total Consumer Staples		1,177,725

Energy (2.5%)
Energy Equipment & Services (2.1%)
Dril-Quip, Inc.*	3,000	154,650
Weatherford International plc*	23,000	132,710

		287,360

Oil, Gas & Consumable Fuels (0.4%)
CONSOL Energy, Inc.*	4,000	60,720

Total Energy		348,080

Financials (3.6%)
Banks (1.9%)
FCB Financial Holdings, Inc., Class A*	3,400	160,650
Flushing Financial Corp.	3,800	112,024

		272,674

Capital Markets (1.7%)
Cohen & Steers, Inc.	1,400	55,860
Janus Capital Group, Inc.	4,000	54,640
Waddell & Reed Financial, Inc., Class A	7,000	125,930

		236,430

Total Financials		509,104

Health Care (2.9%)
Health Care Equipment & Supplies (0.9%)
CR Bard, Inc.	400	122,992

Health Care Providers & Services (2.0%)
Patterson Cos., Inc.	1,000	44,490
VCA, Inc.*	2,600	238,082

		282,572

Total Health Care		405,564

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (20.4%)
Aerospace & Defense (1.3%)
Textron, Inc.	4,000	$186,640

Building Products (0.9%)
Armstrong Flooring, Inc.*	6,500	124,735

Construction & Engineering (0.2%)
Layne Christensen Co.*	3,000	23,910

Machinery (12.4%)
CNH Industrial NV	12,000	133,200
Eastern Co. (The)	7,700	212,905
EnPro Industries, Inc.	3,000	211,950
Federal Signal Corp.	4,500	70,245
Graco, Inc.	2,000	215,700
ITT, Inc.	1,000	42,130
Mueller Industries, Inc.	6,000	192,240
Mueller Water Products, Inc., Class A	10,000	112,500
Navistar International Corp.*	11,000	296,010
Trinity Industries, Inc.	4,000	107,600
Twin Disc, Inc.*	5,000	98,000
Xylem, Inc.	1,000	51,410

		1,743,890

Road & Rail (1.9%)
Hertz Global Holdings, Inc.*	16,000	263,840

Trading Companies & Distributors (3.7%)
GATX Corp.	1,700	101,830
Herc Holdings, Inc.*	6,000	272,820
Kaman Corp.	3,000	144,030

		518,680

Total Industrials		2,861,695

Information Technology (5.7%)
Communications Equipment (0.8%)
Communications Systems, Inc.	13,000	56,030
EchoStar Corp., Class A*	1,000	57,560

		113,590

Electronic Equipment, Instruments & Components (0.7%)
InvenSense, Inc.*	8,000	102,880

Internet Software & Services (2.3%)
Gogo, Inc.*	13,000	163,930
Internap Corp.*	50,000	155,000

		318,930

IT Services (0.1%)
MoneyGram International, Inc.*	600	10,686

Semiconductors & Semiconductor Equipment (0.4%)
Sevcon, Inc.*	4,046	55,835

Technology Hardware, Storage & Peripherals (1.4%)
Diebold Nixdorf, Inc.	7,000	197,400

Total Information Technology		799,321

Materials (12.6%)
Chemicals (5.4%)
Ashland Global Holdings, Inc.	800	98,800
Chr Hansen Holding A/S	1,200	80,876
GCP Applied Technologies, Inc.*	8,000	263,200

International Flavors & Fragrances, Inc.	100	$13,859
Tredegar Corp.	10,000	171,500
Valspar Corp. (The)	900	101,196
Valvoline, Inc.	1,000	22,250

		751,681

Construction Materials (0.8%)
Headwaters, Inc.*	5,000	118,800

Containers & Packaging (1.4%)
Myers Industries, Inc.	12,000	195,600

Metals & Mining (5.0%)
Allegheny Technologies, Inc.	1,000	18,350
Ampco-Pittsburgh Corp.	4,000	58,200
Dominion Diamond Corp.	4,000	48,640
Freeport-McMoRan, Inc.*	10,000	127,500
Handy & Harman Ltd.*	6,500	177,125
Materion Corp.	2,000	76,100
TimkenSteel Corp.*	13,500	203,580

		709,495

Total Materials		1,775,576

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Ryman Hospitality Properties, Inc. (REIT)	2,200	140,316
Seritage Growth Properties (REIT), Class A	1,200	49,800

Total Real Estate		190,116

Telecommunication Services (4.0%)
Wireless Telecommunication Services (4.0%)
Millicom International Cellular SA	2,200	121,374
Millicom International Cellular SA (SDR)	2,200	120,714
United States Cellular Corp.*	8,000	313,440

Total Telecommunication Services		555,528

Utilities (3.5%)
Electric Utilities (1.1%)
El Paso Electric Co.	200	10,320
Westar Energy, Inc.	2,800	145,684

		156,004

Gas Utilities (2.4%)
National Fuel Gas Co.	6,000	332,280

Total Utilities		488,284

Total Common Stocks (86.4%) (Cost $10,716,754)		12,129,782

CONVERTIBLE PREFERRED STOCK:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc. 0.000%*† (Cost $400)	4	229

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Number of Warrants	Value (Note 1)

WARRANTS:
Health Care (0.0%)
Health Care Providers & Services (0.0%)
BioScrip, Inc., expiring 6/30/25*† (Cost $—)	22	$8

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (7.4%)
JPMorgan Prime Money Market Fund, IM Shares	1,044,366	1,044,783

Total Short-Term Investment (7.4%) (Cost $1,044,753)		1,044,783

Total Investments (93.8%) (Cost $11,761,907)		$13,174,802
Other Assets Less Liabilities (6.2%)		874,696

Net Assets (100%)		$14,049,498

*	Non-income producing.
†	Securities (totaling $237 or 0.0% of net assets) held at fair value by management.

Glossary:

SDR	— Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$2,818,015	$200,774	$—	$3,018,789
Consumer Staples	995,411	182,314	—	1,177,725
Energy	348,080	—	—	348,080
Financials	509,104	—	—	509,104
Health Care	405,564	—	—	405,564
Industrials	2,861,695	—	—	2,861,695
Information Technology	743,291	56,030	—	799,321
Materials	1,517,575	258,001	—	1,775,576
Real Estate	190,116	—	—	190,116
Telecommunication Services	313,440	242,088	—	555,528
Utilities	488,284	—	—	488,284
Convertible Preferred Stocks
Health Care	—	—	229	229
Short-Term Investments
Investment Companies	1,044,783	—	—	1,044,783
Warrants
Health Care	—	—	8	8

Total Assets	$12,235,358	$939,207	$237	$13,174,802

Total Liabilities	$—	$—	$—	$—

Total	$12,235,358	$939,207	$237	$13,174,802

(a) Securities with a market value of $268,740 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b) A security with a market value of $121,374 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six-months ended April 30, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

The Fund held no derivatives contracts during the six months ended April 30, 2017.

Investment security transactions for the six-months ended April 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,539,582
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,287,874

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,604,480
Aggregate gross unrealized depreciation	(267,795)

Net unrealized appreciation	$1,336,685

Federal income tax cost of investments	$11,838,117

For the six-month period ended April 30, 2017, the Fund incurred approximately $7,397 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $11,761,907)	$13,174,802
Cash	628,500
Foreign cash (Cost $7,287)	7,521
Receivable for Fund shares sold	313,488
Dividends, interest and other receivables	6,786
Receivable from investment adviser	5,125
Other assets	190

Total assets	14,136,412

LIABILITIES
Payable for securities purchased	66,399
Payable for Fund shares redeemed	19,529
Distribution fees payable – Class A	244
Distribution fees payable – Class R	82
Accrued expenses	660

Total liabilities	86,914

NET ASSETS	$14,049,498

Net assets were comprised of:
Paid in capital	$12,475,855
Accumulated undistributed net investment income (loss)	66,868
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	93,656
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,413,119

Net assets	$14,049,498

Class A
Net asset value and redemption price per share, $1,213,285 / 101,036 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.01
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price per share	$12.71

Class I
Net asset value and redemption price per share, $12,509,506 / 1,040,818 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.02

Class R
Net asset value and redemption price per share, $204,355 / 17,091 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.96

Class T**
Net asset value and redemption price per share, $122,352 / 10,179 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.02
Maximum sales charge (2.50% of offering price)	0.31

Maximum offering price per share	$12.33

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $475 foreign withholding tax)	$125,741
Interest	486

Total income	126,227

EXPENSES
Investment advisory fees	36,441
Professional fees	28,935
Transfer agent fees	25,572
Registration and filing fees	19,243
Administrative fees	7,288
Custodian fees	3,323
Printing and mailing expenses	3,210
Distribution fees – Class A	1,094
Distribution fees – Class R	472
Trustees’ fees	440
Distribution fees – Class T**	428
Miscellaneous	6,694

Gross expenses	133,140
Less: Waiver from investment adviser	(43,729)
Waiver from distributor	(428)
Reimbursement from investment adviser	(35,900)

Net expenses	53,083

NET INVESTMENT INCOME (LOSS)	73,144

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	172,350
Net distributions of realized gain received from underlying funds	2
Foreign currency transactions	(423)

Net realized gain (loss)	171,929

Change in unrealized appreciation (depreciation) on:
Investments	1,229,990
Foreign currency translations	550

Net change in unrealized appreciation (depreciation)	1,230,540

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,402,469

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,475,613

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$73,144	$27,959
Net realized gain (loss) on investments, foreign currency transactions and net distributions of realized gain received from underlying funds	171,929	46,079
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,230,540	224,914

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,475,613	298,952

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(959)	(103)
Class I	(28,206)	(6,325)
Class T**	(448)	(655)

	(29,613)	(7,083)

Distributions from net realized capital gains
Class A	(10,105)	(27,401)
Class I	(101,286)	(64,471)
Class R	(2,609)	(20,133)
Class T**	(1,608)	(6,672)

	(115,608)	(118,677)

TOTAL DIVIDENDS AND DISTRIBUTIONS:	(145,221)	(125,760)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 59,508 and 27,904 shares, respectively ]	685,368	282,598
Capital shares issued in reinvestment of dividends [ 821 and 774 shares, respectively ]	9,245	7,419
Capital shares repurchased [ (16,839) and (68,347) shares, respectively ]	(190,901)	(687,343)

Total Class A transactions	503,712	(397,326)

Class I
Capital shares sold [ 473,806 and 376,825 shares, respectively ]	5,528,258	3,682,275
Capital shares issued in reinvestment of dividends [ 7,547 and 5,089 shares, respectively ]	84,983	48,758
Capital shares repurchased [ (27,065) and (30,498) shares, respectively ]	(311,104)	(304,732)

Total Class I transactions	5,302,137	3,426,301

Class R
Capital shares sold [ 551 and 5,476 shares, respectively ]	6,420	57,323
Capital shares issued in reinvestment of dividends [ 85 and 14 shares, respectively ]	953	129
Capital shares repurchased [ (6) and (65,003) shares, respectively ]	(70)	(651,126)

Total Class R transactions	7,303	(593,674)

Class T**
Capital shares repurchased [ 0 and (15,000) shares, respectively ]	—	(150,789)

Total Class T transactions	—	(150,789)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,813,152	2,284,512

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,143,544	2,457,704
NET ASSETS:
Beginning of period	6,905,954	4,448,250

End of period (a)	$14,049,498	$6,905,954

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$66,868	$23,337

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$10.28		$10.25	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.05	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.83		0.25	0.33

Total from investment operations	1.91		0.30	0.32

Less distributions:
Dividends from net investment income	(0.02)		— #	(0.07)
Distributions from net realized gains	(0.16)		(0.27)	—

Total dividends and distributions	(0.18)		(0.27)	(0.07)

Net asset value, end of period	$12.01		$10.28	$10.25

Total return (b)	18.62%		3.08%	3.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,213		$591	$997
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.31%		1.35%	1.35%
Before waivers and reimbursements (a)	2.94%		4.38%	9.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.38	%(aa)	0.49%	(0.10	)%(l)
Before waivers and reimbursements (a)	(0.25	)%(aa)	(2.53)%	(8.03	)%(l)
Portfolio turnover rate (z)^	59%		76%	95%

Class I	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$10.30		$10.27	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.05	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.83		0.28	0.32

Total from investment operations	1.92		0.33	0.34

Less distributions:
Dividends from net investment income	(0.04)		(0.03)	(0.07)
Distributions from net realized gains	(0.16)		(0.27)	—

Total dividends and distributions	(0.20)		(0.30)	(0.07)

Net asset value, end of period	$12.02		$10.30	$10.27

Total return (b)	18.79%		3.34%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,510		$6,041	$2,416
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.06%		1.10%	1.10%
Before waivers and reimbursements (a)	2.69%		4.09%	8.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.53	%(bb)	0.49%	0.16	%(l)
Before waivers and reimbursements (a)	(0.11	)%(bb)	(2.51)%	(7.30	)%(l)
Portfolio turnover rate (z)^	59%		76%	95%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$10.23		$10.23	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.04	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.83		0.23	0.34

Total from investment operations	1.89		0.27	0.30

Less distributions:
Dividends from net investment income	—		—	(0.07)
Distributions from net realized gains	(0.16)		(0.27)	—

Total dividends and distributions	(0.16)		(0.27)	(0.07)

Net asset value, end of period	$11.96		$10.23	$10.23

Total return (b)	18.56%		2.77%	2.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$204		$168	$777
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.56%		1.60%	1.60%
Before waivers and reimbursements (a)	3.24%		4.65%	9.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.03	%(cc)	0.42%	(0.35	)%(l)
Before waivers and reimbursements (a)	(0.64	)%(cc)	(2.64)%	(8.49	)%(l)
Portfolio turnover rate (z)^	59%		76%	95%

Class T**	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$10.30		$10.27	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.08	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.83		0.25	0.33

Total from investment operations	1.92		0.33	0.34

Less distributions:
Dividends from net investment income	(0.04)		(0.03)	(0.07)
Distributions from net realized gains	(0.16)		(0.27)	—

Total dividends and distributions	(0.20)		(0.30)	(0.07)

Net asset value, end of period	$12.02		$10.30	$10.27

Total return (b)	18.79%		3.34%	3.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$122		$105	$259
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.07%		1.10%	1.10%
Before waivers and reimbursements (a)	3.48%		5.11%	10.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.52	%(dd)	0.77%	0.15	%(l)
Before waivers and reimbursements (a)	(0.89	)%(dd)	(3.23)%	(8.98	)%(l)
Portfolio turnover rate (z)^	59%		76%	95%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class A would be 0.40% for income after waivers and reimbursements and (1.23)% before waivers and reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class I would be 0.04% for income after waivers and reimbursements and (1.63)% before waivers and reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class R would be 0.54% for income after waivers and reimbursements and (1.87)% before waivers and reimbursements.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class T would be 0.54% for income after waivers and reimbursements and (1.10)% before waivers and reimbursements.

See Notes to Financial Statements.

1290 GLOBAL TALENTS FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISERS

➢	AXA Investment Managers, Inc.

PERFORMANCE RESULTS

Total Returns as of 4/30/17
			6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge		8.94%	12.19%	11.87%
	with Sales Charge (a	)	2.96	6.06	6.04
Fund – Class I Shares*			9.08	12.45	12.12
Fund – Class R Shares*			8.86	12.01	11.59
MSCI AC World (Net) Index			11.76	15.14	16.99
* Date of inception 4/11/16. (a) A 5.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — AXA Investment Managers, Inc.

Global equity markets were on a strong upward trajectory over the six-month period ended April 30, 2017. The rally started in early November when the world learned that Donald Trump had been elected as the new President of the USA. Markets saw cyclicals and interest rate sensitive equity sectors move up sharply in anticipation of U.S. reflationary policies, while emerging markets sold off over fears of U.S. trade protectionism. The U.S. dollar and U.S. Treasury yields jumped, while equity sectors that are sensitive to bond market factors retreated.

Since the start of the year this trend has partially reversed, to some extent, because the Trump administration has struggled so far to push through its reform agenda. In addition, political risk moderated, particularly in Europe where fears over a eurozone breakup have largely gone away. Over the last four months, emerging markets and European equity markets regained ground versus U.S. equities and their currencies advanced against the dollar. The UK officially put in motion its exit from the European Union by triggering Article 50. The prime minister called a general election to secure a strong hand during negotiations that are expected to be lengthy and difficult. Information from corporate purchasing managers across the regions has been pretty supportive, unemployment is falling, and deflationary pressure is abating, which has led to an improving sentiment on global growth prospects. While most central banks across regions remain accommodative, the U.S. Federal Reserve proceeded with two rate hikes over the period and more may follow. Oil prices reverted to below $50 levels despite Organization of the Petroleum Exporting Countries (OPEC) efforts to curb supply.

Fund Highlights

The Fund lagged the benchmark performance over the period. The ‘Trump rally’ at the end of last year lifted a number of cyclical and ‘value’ companies, which valuations currently look extended. In addition, while stock selection was positive in telecommunications, materials and industrials, this was more than offset by weak selection in particular in the information technology sector and in health care.

The strongest sector over the period was by far the information technology sector, where the Fund had an overweight positioning. Innovation continues at a fast pace and is becoming ubiquitous, impacting virtually all other sectors, from retail to health care to financials. Financials, industrials and consumer discretionary all performed strongly. Energy was the unsurprising laggard, alongside materials and health care, which continues to be weighed down by the expectation of increased drug pricing pressure, particularly in the U.S.

Over the period, we further pruned the Fund, exiting a number of positions. We sold our position in American IT health care provider Cerner following disappointing execution. We also sold our stake in U.S. software vendor Oracle as the legacy business continues to weigh down on revenues and margins despite strong growth in the cloud. We exited Luxottica after the announcement of the merger with Essilor as we expect the deal to be more complex and lengthy than generally expected and see revenue headwinds accelerate. We sold American restaurant chain Chipotle Mexican Grill. The company is finally turning the corner of declining sales following a string of health incidents but we believe the growth trajectory will remain muted going forward and cannot justify the elevated valuation. We exited Alexion Pharmaceuticals after the chairman and main insider announced his retirement and in the context of a disappointing performance, which we expect to continue. We bought a stake in American niche cyber security player Proofpoint, Inc.

What helped performance during the six-month period ended April 30, 2017:

•

A number of consumer discretionary holdings moved significantly higher over the period. The LVMH Group decided to simplify its holding structure and made an offer for the shares of Christian Dior at a 15% premium to its market price. Media conglomerate Naspers Ltd., which holds a large stake in Chinese online gaming behemoth Tencent, and automotive LED manufacturer Hella KGaA Hueck & Co. were also among the strong contributors.

•	Two U.S. financials holdings, Bank of the Ozarks, Inc. and The Charles Schwab Corp., outperformed the sector in a context of rising U.S. interest rates and financial deregulation prospects.

1290 GLOBAL TALENTS FUND (Unaudited)

•

In telecommunications, Japanese operator SoftBank Group Corp. saw its share price lift on improved prospects for U.S. telecommunications consolidation, which would benefit its American subsidiary (Sprint). It also benefited from Alibaba Group Holding Ltd.’s strong performance, given its meaningful stake.

•

In the technology sector, a number of holdings such as fiber laser manufacturer IPG Photonics Corp., IT security vendor Check Point Software Technologies Ltd., Apple, Inc. and Amazon.com, Inc. were among the Fund’s top performers.

•	Chilean copper miner Antofagasta plc moved higher as copper prices, which had lagged other commodities, rebounded sharply from their lows.

What hurt performance during the six-month period ended April 30, 2017:

•

In information technology, performance was hurt mainly by one company, Synchronoss Technologies, Inc., and to a lesser extent by QUALCOMM, Inc. In the case of Synchronoss Technologies, the company announced a number of significant changes to its business model and to its top management team, which failed to convince investors. The company subsequently issued a profit warning ahead of its first quarter earnings release, further eroding investors’ confidence in management. In the case of QUALCOMM, it was hurt by Apple’s announcement that it is suing its longstanding partner and suspending royalty payments until the dispute is settled.

•	In health care, Cerner, Alexion Pharmaceuticals and Gilead Sciences, Inc. all delivered disappointing results in a context of increased U.S. drug pricing and health care cost pressure.

•

In the consumer sector, Russian value food retailer Magnit PJSC reported declining sales in the context of a continued weak consumer spending environment. Japanese e-commerce retailer Rakuten, Inc. is grappling with a higher level of competition domestically. The share price performance of U.S. auto parts retailer O’Reilly Automotive, Inc. deteriorated over concerns that e-commerce might dent its revenues and over weak first quarter results.

Sector Weightings as of April 30, 2017	Market Value	% of Net Assets
Information Technology	$4,533,054	20.1%
Financials	3,878,343	17.2
Consumer Discretionary	3,856,778	17.1
Health Care	3,040,240	13.4
Consumer Staples	2,809,801	12.4
Industrials	1,286,216	5.7
Energy	1,052,206	4.7
Materials	1,041,373	4.6
Telecommunication Services	726,259	3.2
Cash and Other	370,750	1.6

		100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1290 GLOBAL TALENTS FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class A
Actual	$1,000.00	$1,089.40	$6.98
Hypothetical (5% average return before expenses)	1,000.00	1,018.11	6.74
Class I
Actual	1,000.00	1,090.80	5.69
Hypothetical (5% average return before expenses)	1,000.00	1,019.35	5.50
Class R
Actual	1,000.00	1,088.60	8.28
Hypothetical (5% average return before expenses)	1,000.00	1,016.87	7.99

*   Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.35%, 1.10% and 1.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Belgium (1.7%)
Anheuser-Busch InBev SA/NV	3,395	$382,391

Chile (1.9%)
Antofagasta plc	39,261	426,130

China (4.1%)
Alibaba Group Holding Ltd. (ADR)*	4,837	558,674
ANTA Sports Products Ltd.	127,000	356,753

		915,427

Finland (1.3%)
Sampo OYJ, Class A	6,125	293,500

France (5.9%)
Christian Dior SE	1,499	411,399
Dassault Systemes SE	4,880	435,522
Financiere de L’Odet	465	401,168
Iliad SA	340	82,554

		1,330,643

Germany (6.0%)
Fresenius SE & Co. KGaA	6,711	543,959
Hella KGaA Hueck & Co.	7,713	381,566
Henkel AG & Co. KGaA (Preference) (q)	3,222	438,716

		1,364,241

Israel (2.1%)
Check Point Software Technologies Ltd.*	4,463	464,197

Japan (10.3%)
Kose Corp.	5,300	502,543
Rakuten, Inc.	28,900	295,805
SoftBank Group Corp.	8,500	643,705
THK Co. Ltd.	15,700	404,348
Unicharm Corp.	19,900	483,509

		2,329,910

Jordan (2.2%)
Hikma Pharmaceuticals plc	20,180	506,276

Mexico (3.4%)
Banregio Grupo Financiero SAB de CV	83,400	480,900
Fomento Economico Mexicano SAB de CV	31,100	279,872

		760,772

Peru (1.4%)
Credicorp Ltd.	2,055	315,771

Russia (1.5%)
Magnit PJSC (GDR)	9,678	338,246

South Africa (2.2%)
Naspers Ltd., Class N	2,589	491,801

Spain (1.7%)
Industria de Diseno Textil SA	9,877	378,825

Switzerland (2.8%)
Roche Holding AG	2,457	642,771

United Kingdom (1.7%)
Reckitt Benckiser Group plc	4,175	384,524

United States (48.2%)
Alphabet, Inc., Class A*	642	$593,542
Amazon.com, Inc.*	774	715,942
Apple, Inc.	4,584	658,492
Bank of the Ozarks, Inc.	11,366	539,544
Berkshire Hathaway, Inc., Class B*	4,161	687,439
BlackRock, Inc.	956	367,649
Charles Schwab Corp. (The)	16,248	631,235
Concho Resources, Inc.*	4,019	509,046
DexCom, Inc.*	5,373	418,879
Ecolab, Inc.	4,766	615,243
EOG Resources, Inc.	5,872	543,160
Facebook, Inc., Class A*	3,739	561,785
FedEx Corp.	2,534	480,700
Gilead Sciences, Inc.	5,277	361,738
IPG Photonics Corp.*	4,343	548,608
O’Reilly Automotive, Inc.*	1,519	376,940
Proofpoint, Inc.*	4,067	306,530
QUALCOMM, Inc.	4,637	249,192
Starbucks Corp.	7,455	447,747
Stryker Corp.	4,155	566,617
Synchronoss Technologies, Inc.*	9,782	156,512
Wells Fargo & Co.	10,444	562,305

		10,898,845

Total Investments (98.4%) (Cost $19,592,713)		22,224,270
Other Assets Less Liabilities (1.6%)		370,750

Net Assets (100%)		$22,595,020

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Sector Weightings as of April 30, 2017	Market Value	% of Net Assets
Information Technology	$4,533,054	20.1%
Financials	3,878,343	17.2
Consumer Discretionary	3,856,778	17.1
Health Care	3,040,240	13.4
Consumer Staples	2,809,801	12.4
Industrials	1,286,216	5.7
Energy	1,052,206	4.7
Materials	1,041,373	4.6
Telecommunication Services	726,259	3.2
Cash and Other	370,750	1.6

		100.0%

Holdings are subject to change without notice.

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,540,628	$2,316,150	$—	$3,856,778
Consumer Staples	279,872	2,529,929	—	2,809,801
Energy	1,052,206	—	—	1,052,206
Financials	3,584,843	293,500	—	3,878,343
Health Care	1,347,234	1,693,006	—	3,040,240
Industrials	480,701	805,515	—	1,286,216
Information Technology	4,097,532	435,522	—	4,533,054
Materials	615,243	426,130	—	1,041,373
Telecommunication Services	—	726,259	—	726,259

Total Assets	$12,998,259	$9,226,011	$—	$22,224,270

Total Liabilities	$—	$—	$—	$—

Total	$12,998,259	$9,226,011	$—	$22,224,270

There were no transfers between Levels 1, 2 or 3 during the six-months ended April 30, 2017.

The Fund held no derivatives contracts during the six-months ended April 30, 2017.

Investment security transactions for the six months ended April 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,005,172
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,161,702

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,256,518
Aggregate gross unrealized depreciation	(625,057)

Net unrealized appreciation	$2,631,461

Federal income tax cost of investments	$19,592,809

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $19,592,713)	$22,224,270
Cash	319,972
Dividends, interest and other receivables	55,230

Total assets	22,599,472

LIABILITIES
Transfer agent fees payable	87
Administrative fees payable	64
Distribution fees payable – Class R	45
Distribution fees payable – Class A	24
Accrued expenses	4,232

Total liabilities	4,452

NET ASSETS	$22,595,020

Net assets were comprised of:
Paid in capital	$20,108,857
Accumulated undistributed net investment income (loss)	18,195
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(163,621)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	2,631,589

Net assets	$22,595,020

Class A
Net asset value and redemption price per share, $126,562 / 11,292 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.21
Maximum sales charge (5.50% of offering price)	0.65

Maximum offering price per share	$11.86

Class I
Net asset value and redemption price per share, $22,356,560 / 1,990,416 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.23

Class R
Net asset value and redemption price per share, $111,898 / 10,009 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.18

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,791 foreign withholding tax)	$135,950
Interest	250

Total income	136,200

EXPENSES
Investment advisory fees	85,406
Professional fees	38,983
Registration and filing fees	24,311
Administrative fees	16,014
Offering costs	15,233
Transfer agent fees	11,830
Printing and mailing expenses	6,925
Custodian fees	4,331
Trustees’ fees	1,076
Distribution fees – Class R	265
Distribution fees – Class A	134
Miscellaneous	8,859

Gross expenses	213,367
Less: Waiver from investment adviser	(95,560)

Net expenses	117,807

NET INVESTMENT INCOME (LOSS)	18,393

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(161,404)
Foreign currency transactions	(119)

Net realized gain (loss)	(161,523)

Change in unrealized appreciation (depreciation) on:
Investments	2,023,832
Foreign currency translations	360

Net change in unrealized appreciation (depreciation)	2,024,192

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,862,669

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,881,062

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	April 11, 2016* to October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,393	$6,413
Net realized gain (loss) on investments and foreign currency transactions	(161,523)	65,542
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,024,192	607,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,881,062	679,352

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(11,303)	—

	(11,303)	—

Distributions from net realized capital gains
Class A	(400)	—
Class I	(79,321)	—
Class R	(400)	—

	(80,121)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS:	(91,424)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,282 and 10,010 shares, respectively ]	14,175	100,100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	1	—

Total Class A transactions	14,176	100,100

Class I
Capital shares sold [ 9,769 and 1,980,634 shares, respectively ]	105,017	19,806,500
Capital shares issued in reinvestment of dividends [ 13 and 0 shares, respectively ]	138	—

Total Class I transactions	105,155	19,806,500

Class R
Capital shares sold [ 0 and 10,009 shares, respectively ]	—	100,099
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	— ##	—

Total Class R transactions	— ##	100,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	119,331	20,006,699

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,908,969	20,686,051
NET ASSETS:
Beginning of period	20,686,051	—

End of period (a)	$22,595,020	$20,686,051

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$18,195	$11,105

* The Fund commenced operations on April 11, 2016.
# Number of shares is less than 0.5.
## Amount is less than $0.50.

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2017 (Unaudited)	April 11, 2016* to October 31, 2016
Net asset value, beginning of period	$10.33	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.92	0.34

Total from investment operations	0.92	0.33

Less distributions:
Distributions from net realized gains	(0.04)	—

Net asset value, end of period	$11.21	$10.33

Total return (b)	8.94%	3.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$127	$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.40%
Before waivers and reimbursements (a)	2.24%	2.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.06)%	(0.19	)%(l)
Before waivers and reimbursements (a)	(0.95)%	(1.10	)%(l)
Portfolio turnover rate (z)^	9%	11%

Class I	Six Months Ended April 30, 2017 (Unaudited)	April 11, 2016* to October 31, 2016
Net asset value, beginning of period	$10.34	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	—	#
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.93	0.34

Total from investment operations	0.94	0.34

Less distributions:
Dividends from net investment income	(0.01)	—
Distributions from net realized gains	(0.04)	—

Total dividends and distributions	(0.05)	—

Net asset value, end of period	$11.23	$10.34

Total return (b)	9.08%	3.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,357	$20,479
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.15%
Before waivers and reimbursements (a)	1.99%	2.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.18%	0.06	%(l)
Before waivers and reimbursements (a)	(0.72)%	(0.85	)%(l)
Portfolio turnover rate (z)^	9%	11%

See Notes to Financial Statements.

1290 FUNDS

1290 GLOBAL TALENTS FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2017 (Unaudited)	April 11, 2016* to October 31, 2016
Net asset value, beginning of period	$10.31	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.93	0.34

Total from investment operations	0.91	0.31

Less distributions:
Distributions from net realized gains	(0.04)	—

Net asset value, end of period	$11.18	$10.31

Total return (b)	8.86%	3.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112	$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.60%	1.65%
Before waivers and reimbursements (a)	2.49%	2.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.33)%	(0.44	)%(l)
Before waivers and reimbursements (a)	(1.22)%	(1.35	)%(l)
Portfolio turnover rate (z)^	9%	11%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 HIGH YIELD BOND FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	AXA Investment Managers, Inc.

PERFORMANCE RESULTS

Total Returns as of 4/30/17
		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	6.30%	12.77%	3.91%
	with Sales Charge (a)	1.57	7.73	1.99
Fund – Class I Shares*		6.42	13.04	4.16
Fund – Class R Shares*		6.08	12.39	3.61
Fund – Class T Shares*†	without Sales Charge	6.42	13.04	4.16
	with Sales Charge (b)	3.77	10.27	3.08
BofA Merrill Lynch U.S. High Yield Master II Index		5.50	13.66	5.45

*    Date of inception 11/12/14.

†    Class T Shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

(a)  A 4.50% front-end sales charge was deducted.

(b)  A 2.50% front-end sales charge was deducted.

      Returns for periods less than one year are not annualized

      Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — AXA Investment Managers, Inc.

The high yield market posted a positive return in the six-month period ended April 30, 2017. Returns were positive in four of the six months, with only November and March posting negative monthly returns. Returns for the period were driven by rising stock prices, solid economic data, and strong earnings. Flows into the high yield market were negative for the six months ended April 30, 2017. Flows would have been positive were it not for the sixth largest monthly outflow on record in March. The primary market was up significantly during the period, while the high yield default volume was materially lower than the high yield default volume in the same period last year.

For the six-month period ended April 30, 2017, high yield underperformed U.S. equities but outperformed U.S. investment grade corporates and U.S. Treasuries. Within U.S. high yield, returns were driven by the lower end of the credit quality spectrum, as lower quality CCC-and-lower rated credits sharply outperformed higher quality B-rated and BB-rated credits. From a sector perspective, all 18 industry sectors posted positive total returns for the six-month period. On a relative basis, transportation, telecommunications and financial services were the best performing sectors while retail, utility, and automotive were the worst performing sectors. During the period, high yield spreads relative to Treasuries tightened significantly, from 491 basis points (1 basis point = 1/100 of 1%) as of October 31, 2016 to 381 basis points on April 30, 2017, a decrease of 110 basis points. The yield-to-worst (the rate of return generated assuming a bond is redeemed by the issuer on the least desirable date for the investor) for the high yield market ended the period at 5.65%, compared to 6.33% at the start of the period. The average price of the high yield market ended the period at $101.41, up from $99.10 at the start of the period.

Credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All Fund securities except for those labeled “Not Rated” and “Other” have been rated by Moody’s, S&P or Fitch, which are each a Nationally Recognized Statistical Rating Organization (“NRSRO”). All Index securities except for those labeled “Not Rated” have been rated by Moody’s or S&P. Credit ratings are subject to change. One cannot invest directly into an index.

Fund Highlights

What helped performance during the six-month period ended April 30, 2017:

•

The Fund experienced positive security selection, particularly within the highest yielding portion of the market. Also, the Fund’s macro positioning had a positive impact on relative performance. The Fund’s overweight to the highest yielding portion of the market, which outperformed, benefited relative performance. The Fund’s underweight to better quality, more interest rate sensitive securities, which underperformed, also helped relative performance.

•

From a sector perspective, the Fund experienced positive security selection within the financial services and telecommunications sectors. In the financial services sector, the Fund benefited from the post-election improvement of several specialty finance credits. Within the telecommunications sector, the positive security selection was led by outperformance within the satellite and wireless subsectors.

•

The top contributors to return for the period were debt positions in Curo Group Holdings (Speedy Cash), Ace Cash Express and Intelsat Jackson Holdings SA. Curo Group Holdings (Speedy Cash) is a consumer focused specialty finance company. The Curo Group bond was a top contributor to return during the period due to this bond being called as part of a larger refinancing of the company’s debt. Ace Cash Express is also a consumer focused, specialty finance company. The Ace Cash Express bond was a top contributor to return during the period as investors focused on the potential for less regulation in this sector following the outcome of the U.S. presidential election. Intelsat is a global satellite services company. Intelsat bonds were a top contributor to return during the period due to news of a proposed credit improving merger as well as better than expected earnings guidance for 2017.

1290 HIGH YIELD BOND FUND (Unaudited)

What hurt performance during the six-month period ended April 30, 2017:

•	The Fund’s overweight to the more defensive short duration portion of the market, which underperformed, had a negative impact on performance.

•	Security selection was negative within the energy and health care sectors during the period.

•

The bottom contributors to return for the period were debt positions in Concordia International, Hertz Corporation and L Brands. Concordia International is a pharmaceutical company. Concordia bonds were a bottom contributor to return during the period due to significantly worse than expected earnings in the most recent quarter in addition to management’s weak outlook for 2017. Hertz is a car rental company. Hertz bonds were a bottom contributor to return during the period due to the company reporting disappointing earnings and due to ongoing industry pressures. L Brands sells women’s apparel and beauty products. L Brands bonds were a bottom contributor to return during the period due to an adverse retail environment and near term headwinds associated with the company’s efforts to reposition its women’s apparel segment.

Sector Weightings as of April 30, 2017	% of Net Assets
Consumer Discretionary	16.0%
Energy	14.3
Industrials	12.2
Telecommunication Services	11.9
Health Care	11.8
Information Technology	10.7
Materials	6.0
Consumer Staples	6.0
Financials	2.9
Real Estate	2.5
Investment Company	1.8
Utilities	1.5
Cash and Other	2.4

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class A
Actual	$1,000.00	$1,063.00	$5.52
Hypothetical (5% average return before expenses)	1,000.00	1,019.44	5.41
Class I
Actual	1,000.00	1,064.20	4.26
Hypothetical (5% average return before expenses)	1,000.00	1,020.66	4.17
Class R
Actual	1,000.00	1,060.80	6.81
Hypothetical (5% average return before expenses)	1,000.00	1,018.18	6.67
Class T**
Actual	1,000.00	1,064.20	4.26
Hypothetical (5% average return before expenses)	1,000.00	1,020.66	4.17

*   Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.08%, 0.83%, 1.33% and 0.83%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (95.8%)
Consumer Discretionary (16.0%)
Auto Components (0.3%)
Icahn Enterprises LP
6.250%, 2/1/22§	$71,000	$73,840

Distributors (0.7%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	210,000	214,856

Hotels, Restaurants & Leisure (3.3%)
1011778 BC ULC
4.625%, 1/15/22 (b)§	75,000	77,085
6.000%, 4/1/22§	175,000	182,000
Eagle II Acquisition Co. LLC
6.000%, 4/1/25§	61,000	62,830
Eldorado Resorts, Inc.
7.000%, 8/1/23	114,000	123,120
LTF Merger Sub, Inc.
8.500%, 6/15/23§	187,000	198,687
MGM Resorts International
11.375%, 3/1/18	210,000	226,275
8.625%, 2/1/19	85,000	93,819
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	41,000	43,588

		1,007,404

Household Durables (0.9%)
American Greetings Corp.
7.875%, 2/15/25§	100,000	106,500
PulteGroup, Inc.
5.000%, 1/15/27	167,000	169,088

		275,588

Media (9.7%)
Altice Financing SA
7.500%, 5/15/26§	200,000	215,260
Altice Luxembourg SA
7.750%, 5/15/22§	200,000	212,250
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26§	97,000	98,756
6.125%, 5/15/27§	102,000	103,912
Cablevision Systems Corp.
7.750%, 4/15/18	185,000	192,640
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	190,000	195,814
5.125%, 12/15/21§	106,000	108,184
CSC Holdings LLC
7.875%, 2/15/18	80,000	83,600
DISH DBS Corp.
7.875%, 9/1/19	202,000	223,715
Lions Gate Entertainment Corp.
5.875%, 11/1/24§	102,000	105,825
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	65,000	65,488
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	109,000	106,144
MHGE Parent LLC
8.500%, 8/1/19§	220,000	221,375
Regal Entertainment Group
5.750%, 3/15/22	134,000	139,534

Sirius XM Radio, Inc.
5.750%, 8/1/21§	$225,000	$233,438
Unitymedia GmbH
6.125%, 1/15/25§	200,000	213,125
Ziggo Bond Finance BV
6.000%, 1/15/27§	200,000	203,125
Ziggo Secured Finance BV
5.500%, 1/15/27§	200,000	205,000

		2,927,185

Multiline Retail (0.5%)
Cumberland Farms, Inc.
6.750%, 5/1/25 (b)§	45,000	46,463
Dollar Tree, Inc.
5.250%, 3/1/20	85,000	87,284

		133,747

Specialty Retail (0.6%)
L Brands, Inc.
6.750%, 7/1/36	100,000	96,875
Penske Automotive Group, Inc.
5.750%, 10/1/22	85,000	87,975

		184,850

Total Consumer Discretionary		4,817,470

Consumer Staples (6.0%)
Beverages (0.4%)
DS Services of America, Inc.
10.000%, 9/1/21§	113,000	120,698

Food & Staples Retailing (2.0%)
BI-LO LLC
8.625%, 9/15/18 PIK§	64,000	32,920
9.250%, 2/15/19§	91,000	80,080
Fresh Market, Inc. (The)
9.750%, 5/1/23§	106,000	87,853
Rite Aid Corp.
9.250%, 3/15/20	100,000	103,125
6.750%, 6/15/21	158,000	159,185
6.125%, 4/1/23§	140,000	138,950

		602,113

Food Products (2.9%)
AdvancePierre Foods Holdings, Inc.
5.500%, 12/15/24§	50,000	55,565
Clearwater Seafoods, Inc.
6.875%, 5/1/25 (b)§	73,000	75,555
JBS USA LUX SA
8.250%, 2/1/20§	210,000	215,250
5.750%, 6/15/25§	254,000	260,985
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	63,000	65,047
Post Holdings, Inc.
6.000%, 12/15/22§	55,000	58,713
5.750%, 3/1/27§	125,000	129,850

		860,965

Household Products (0.5%)
Spectrum Brands, Inc.
6.625%, 11/15/22	135,000	142,087

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Personal Products (0.2%)
Prestige Brands, Inc.
6.375%, 3/1/24§	$71,000	$75,970

Total Consumer Staples		1,801,833

Energy (14.3%)
Energy Equipment & Services (0.7%)
Nabors Industries, Inc.
5.500%, 1/15/23§	61,000	61,457
Precision Drilling Corp.
6.625%, 11/15/20	35,875	36,420
7.750%, 12/15/23§	91,000	96,460
Trinidad Drilling Ltd.
6.625%, 2/15/25§	28,000	28,210

		222,547

Oil, Gas & Consumable Fuels (13.6%)
American Midstream Partners LP
8.500%, 12/15/21§	147,000	149,940
Antero Resources Corp.
5.625%, 6/1/23	97,000	99,794
Blue Racer Midstream LLC
6.125%, 11/15/22§	206,000	210,120
Calumet Specialty Products Partners LP
7.625%, 1/15/22	145,000	122,887
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	90,000	90,675
Concho Resources, Inc.
5.500%, 4/1/23	85,000	88,136
Crestwood Midstream Partners LP
6.250%, 4/1/23	124,000	129,115
5.750%, 4/1/25§	74,000	76,312
CrownRock LP
7.750%, 2/15/23§	85,000	89,888
Genesis Energy LP
5.750%, 2/15/21	180,000	180,450
5.625%, 6/15/24	88,000	86,020
Gulfport Energy Corp.
6.000%, 10/15/24§	55,000	54,038
Halcon Resources Corp.
6.750%, 2/15/25§	95,000	91,200
Holly Energy Partners LP
6.000%, 8/1/24§	80,000	84,400
MEG Energy Corp.
6.500%, 1/15/25§	58,000	57,205
Murphy Oil Corp.
6.875%, 8/15/24	68,000	72,420
Oasis Petroleum, Inc.
6.875%, 3/15/22	100,000	101,310
Parsley Energy LLC
5.375%, 1/15/25§	90,000	90,900
PBF Holding Co. LLC
7.000%, 11/15/23	105,000	106,575
PBF Logistics LP
6.875%, 5/15/23	199,000	203,975
PDC Energy, Inc.
7.750%, 10/15/22	90,000	94,163
Range Resources Corp.
5.750%, 6/1/21§	85,000	87,125

Rice Energy, Inc.
7.250%, 5/1/23	$95,000	$102,600
RSP Permian, Inc.
6.625%, 10/1/22	80,000	84,452
Sanchez Energy Corp.
6.125%, 1/15/23	110,000	101,200
SemGroup Corp.
5.625%, 7/15/22	110,000	108,900
5.625%, 11/15/23	75,000	74,203
SM Energy Co.
6.750%, 9/15/26	84,000	84,420
Southern Star Central Corp.
5.125%, 7/15/22§	110,000	110,422
Summit Midstream Holdings LLC
5.500%, 8/15/22	150,000	149,625
5.750%, 4/15/25	80,000	81,000
Targa Resources Partners LP
6.375%, 8/1/22	30,000	30,900
6.750%, 3/15/24	95,000	103,313
Tesoro Logistics LP
5.875%, 10/1/20	89,000	90,824
6.125%, 10/15/21	167,000	174,315
5.250%, 1/15/25	85,000	90,211
Ultra Resources, Inc.
6.875%, 4/15/22 (b)§	60,000	60,378
Western Refining Logistics LP
7.500%, 2/15/23	181,000	194,801
Whiting Petroleum Corp.
5.000%, 3/15/19	80,000	80,800

		4,089,012

Total Energy		4,311,559

Financials (2.9%)
Capital Markets (0.3%)
Eagle Holding Co. II LLC
7.625%, 5/15/22 (b)§	98,000	99,715

Consumer Finance (0.7%)
Ally Financial, Inc.
4.625%, 5/19/22	102,000	104,040
TMX Finance LLC
8.500%, 9/15/18§	120,000	112,425

		216,465

Insurance (1.0%)
Hub Holdings LLC
8.125%, 7/15/19 PIK§	160,000	160,800
HUB International Ltd.
7.875%, 10/1/21§	125,000	131,238

		292,038

Thrifts & Mortgage Finance (0.9%)
Stearns Holdings LLC
9.375%, 8/15/20§	271,000	273,710

Total Financials		881,928

Health Care (11.8%)
Biotechnology (0.4%)
Sterigenics-Nordion Topco LLC
8.125%, 11/1/21 PIK§	111,000	114,052

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Health Care Equipment & Supplies (1.1%)
Alere, Inc.
7.250%, 7/1/18	$160,000	$161,600
Greatbatch Ltd.
9.125%, 11/1/23§	143,000	150,865

		312,465

Health Care Providers & Services (5.9%)
Centene Corp.
6.125%, 2/15/24	95,000	102,600
Envision Healthcare Corp.
6.250%, 12/1/24§	63,000	66,150
HCA, Inc.
7.500%, 2/15/22	195,000	224,328
7.690%, 6/15/25	91,000	103,797
5.875%, 2/15/26	104,000	110,500
4.500%, 2/15/27	150,000	150,675
IASIS Healthcare LLC
8.375%, 5/15/19	80,000	78,000
LifePoint Health, Inc.
5.500%, 12/1/21	123,000	127,459
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	100,000	107,500
Opal Acquisition, Inc.
8.875%, 12/15/21§	150,000	137,625
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	122,000	130,369
Surgical Care Affiliates, Inc.
6.000%, 4/1/23§	15,000	16,266
Team Health Holdings, Inc.
6.375%, 2/1/25§	96,000	92,880
Tenet Healthcare Corp.
4.631%, 6/15/20 (l)	107,000	107,193
7.500%, 1/1/22§	125,000	133,750
WellCare Health Plans, Inc.
5.250%, 4/1/25	95,000	98,562

		1,787,654

Health Care Technology (0.4%)
Quintiles IMS, Inc.
4.875%, 5/15/23§	125,000	128,750

Pharmaceuticals (4.0%)
Capsugel SA
7.000%, 5/15/19 PIK§	298,000	297,255
DPx Holdings BV
7.500%, 2/1/22§	282,000	298,582
Endo Finance LLC
7.250%, 1/15/22§	128,000	126,080
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	113,000	116,672
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20§	10,000	8,588
7.500%, 7/15/21§	175,000	144,813
6.500%, 3/15/22§	70,000	71,666
6.125%, 4/15/25§	185,000	136,345

		1,200,001

Total Health Care		3,542,922

Industrials (12.2%)
Aerospace & Defense (0.7%)
Spirit AeroSystems, Inc.
5.250%, 3/15/22	60,000	62,384

TransDigm, Inc.
5.500%, 10/15/20	$11,000	$11,247
6.000%, 7/15/22	107,000	109,943
6.500%, 5/15/25§	38,000	38,950

		222,524

Airlines (0.7%)
Intrepid Aviation Group Holdings LLC
6.875%, 2/15/19§	230,000	218,937

Building Products (1.7%)
Builders FirstSource, Inc.
10.750%, 8/15/23§	100,000	116,500
Standard Industries, Inc.
5.500%, 2/15/23§	115,000	119,600
6.000%, 10/15/25§	90,000	95,625
Summit Materials LLC
6.125%, 7/15/23	167,000	175,141

		506,866

Commercial Services & Supplies (1.6%)
ACCO Brands Corp.
5.250%, 12/15/24§	120,000	123,300
Covanta Holding Corp.
5.875%, 7/1/25	47,000	47,000
Multi-Color Corp.
6.125%, 12/1/22§	135,000	140,738
Prime Security Services Borrower LLC
9.250%, 5/15/23§	160,000	174,880

		485,918

Construction & Engineering (1.7%)
AECOM
5.750%, 10/15/22	160,000	168,800
AECOM Global II LLC
5.000%, 4/1/22	95,000	96,306
Michael Baker Holdings LLC
8.875%, 4/15/19 PIK (l)§	74,999	74,999
Michael Baker International LLC
8.250%, 10/15/18§	175,000	182,000

		522,105

Machinery (1.8%)
Novelis Corp.
5.875%, 9/30/26§	121,000	123,723
Park-Ohio Industries, Inc.
6.625%, 4/15/27 (b)§	55,000	56,753
Shape Technologies Group, Inc.
7.625%, 2/1/20§	145,000	148,625
Welbilt, Inc.
9.500%, 2/15/24	172,000	198,660

		527,761

Professional Services (0.9%)
Jaguar Holding Co. II
6.375%, 8/1/23§	260,000	271,050

Road & Rail (2.8%)
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	292,000	302,220

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Park Aerospace Holdings Ltd.
5.500%, 2/15/24§	$162,000	$171,518
SPL Logistics Escrow LLC
8.875%, 8/1/20§	245,000	207,025
Watco Cos. LLC
6.375%, 4/1/23§	160,000	165,200

		845,963

Trading Companies & Distributors (0.3%)
International Lease Finance Corp.
6.250%, 5/15/19	80,000	85,894

Total Industrials		3,687,018

Information Technology (10.7%)
Communications Equipment (1.0%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	84,000	92,400
CommScope Technologies LLC
6.000%, 6/15/25§	115,000	122,475
ViaSat, Inc.
6.875%, 6/15/20	96,000	98,280

		313,155

Internet Software & Services (1.9%)
Bankrate, Inc.
6.125%, 8/15/18§	94,000	94,823
j2 Cloud Services LLC
8.000%, 8/1/20	130,000	134,306
Match Group, Inc.
6.375%, 6/1/24	85,000	92,331
Rackspace Hosting, Inc.
8.625%, 11/15/24§	109,000	115,676
Zayo Group LLC
5.750%, 1/15/27§	116,000	122,821

		559,957

IT Services (1.5%)
Alliance Data Systems Corp.
6.375%, 4/1/20§	50,000	50,750
5.375%, 8/1/22§	245,000	246,225
Gartner, Inc.
5.125%, 4/1/25§	63,000	65,205
Unisys Corp.
10.750%, 4/15/22 (b)§	85,000	89,887

		452,067

Semiconductors & Semiconductor Equipment (1.0%)
NXP BV
4.625%, 6/1/23§	270,000	289,251

Software (4.0%)
BCP Singapore VI Cayman Financing Co. Ltd.
8.000%, 4/15/21§	120,000	120,900
BMC Software, Inc.
7.250%, 6/1/18	39,000	40,170
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	259,000	258,845
Change Healthcare Holdings LLC
5.750%, 3/1/25§	175,000	180,031
CURO Financial Technologies Corp.
12.000%, 3/1/22§	173,000	180,623

Informatica LLC
7.125%, 7/15/23§	$158,000	$154,840
Sophia LP
9.000%, 9/30/23§	265,000	276,262

		1,211,671

Technology Hardware, Storage & Peripherals (1.3%)
Diamond 1 Finance Corp.
5.875%, 6/15/21§	257,000	271,469
NCR Corp.
4.625%, 2/15/21	75,000	76,875
5.875%, 12/15/21	43,000	45,258

		393,602

Total Information Technology		3,219,703

Materials (6.0%)
Chemicals (3.5%)
Blue Cube Spinco, Inc.
10.000%, 10/15/25	79,000	97,170
Eco Services Operations LLC
8.500%, 11/1/22§	162,000	170,910
Huntsman International LLC
4.875%, 11/15/20	98,000	103,027
Koppers, Inc.
6.000%, 2/15/25§	71,000	74,373
Nufarm Australia Ltd.
6.375%, 10/15/19§	215,000	220,644
PQ Corp.
6.750%, 11/15/22§	75,000	80,906
Rayonier AM Products, Inc.
5.500%, 6/1/24§	327,000	299,205

		1,046,235

Containers & Packaging (2.0%)
Berry Plastics Corp.
5.125%, 7/15/23	86,000	89,225
BWAY Holding Co.
5.500%, 4/15/24§	120,000	121,356
7.250%, 4/15/25§	323,000	322,612
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	80,000	82,100

		615,293

Metals & Mining (0.5%)
ArcelorMittal
7.750%, 10/15/39	105,000	120,947
Kaiser Aluminum Corp.
5.875%, 5/15/24	24,000	25,260

		146,207

Total Materials		1,807,735

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Equinix, Inc. (REIT)
5.875%, 1/15/26	90,000	96,975
SBA Communications Corp. (REIT)
4.875%, 9/1/24§	95,000	95,594
Uniti Group, Inc. (REIT)
7.125%, 12/15/24§	62,000	63,395
7.125%, 12/15/24 (b)§	60,000	61,350

		317,314

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Real Estate Management & Development (1.5%)
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	$155,000	$167,012
Howard Hughes Corp. (The)
5.375%, 3/15/25§	190,000	191,425
Realogy Group LLC
4.875%, 6/1/23§	85,000	85,850

		444,287

Total Real Estate		761,601

Telecommunication Services (11.9%)
Diversified Telecommunication Services (8.0%)
CCO Holdings LLC
5.250%, 3/15/21	95,000	97,969
5.250%, 9/30/22	50,000	51,687
5.125%, 5/1/23§	190,000	198,075
5.750%, 2/15/26§	125,000	132,463
5.875%, 5/1/27§	210,000	222,337
CenturyLink, Inc. Series G 6.875%, 1/15/28	70,000	69,825
Cincinnati Bell, Inc.
7.000%, 7/15/24§	132,000	139,425
Columbus Cable Barbados Ltd.
7.375%, 3/30/21§	200,000	214,250
GTT Escrow Corp.
7.875%, 12/31/24§	87,000	90,697
Intelsat Jackson Holdings SA
7.250%, 10/15/20	240,000	224,400
Intelsat Luxembourg SA
8.125%, 6/1/23	170,000	99,025
Level 3 Financing, Inc.
5.375%, 8/15/22	130,000	133,991
SFR Group SA
6.000%, 5/15/22§	200,000	208,500
Sprint Capital Corp.
6.900%, 5/1/19	60,000	64,350
8.750%, 3/15/32	210,000	257,376
Windstream Services LLC
7.750%, 10/15/20	202,000	206,293

		2,410,663

Wireless Telecommunication Services (3.9%)
Digicel Group Ltd.
8.250%, 9/30/20§	215,000	196,188
Digicel Ltd.
6.000%, 4/15/21§	250,000	237,500
Sprint Communications, Inc.
7.000%, 8/15/20	50,000	54,125
Sprint Corp.
7.875%, 9/15/23	260,000	291,200
7.125%, 6/15/24	135,000	146,981
T-Mobile USA, Inc.
6.000%, 3/1/23	68,000	72,678
6.375%, 3/1/25	80,000	87,424
5.375%, 4/15/27	90,000	95,850

		1,181,946

Total Telecommunication Services		3,592,609

Utilities (1.5%)
Independent Power and Renewable Electricity Producers (1.5%)
AES Corp.
4.055%, 6/1/19 (l)	$91,000	$91,073
Calpine Corp.
5.750%, 1/15/25	90,000	86,512
NRG Energy, Inc.
7.875%, 5/15/21	80,000	81,900
Talen Energy Supply LLC
6.500%, 5/1/18	71,000	72,065
4.600%, 12/15/21	155,000	121,288

Total Utilities		452,838

Total Corporate Bonds		28,877,216

Total Long-Term Debt Securities (95.8%) (Cost $28,418,326)		28,877,216

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	526,330	526,541

Total Short-Term Investment (1.8%) (Cost $526,523)		526,541

Total Investments (97.6%) (Cost $28,944,849)		29,403,757
Other Assets Less Liabilities (2.4%)		732,850

Net Assets (100%)		$30,136,607

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2017, the market value of these securities amounted to $18,153,325 or 60.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At April 30, 2017, the market value of these securities amounted to $567,186 or 1.9% of net assets.
(l)	Floating Rate Security. Rate disclosed is as of April 30, 2017.

Glossary:

PIK	— Payment-in Kind Security

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Australia	0.7%
Bahamas	0.2
Barbados	0.7
Brazil	1.6
Canada	2.2
China	0.4
France	0.7
Germany	0.7
Ireland	0.6
Jamaica	1.4
Luxembourg	2.9
Netherlands	2.3
New Zealand	0.3
United States	82.9
Cash and Other	2.4

100.0%

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$4,817,470	$—	$4,817,470
Consumer Staples	—	1,801,833	—	1,801,833
Energy	—	4,311,559	—	4,311,559
Financials	—	881,928	—	881,928
Health Care	—	3,542,922	—	3,542,922
Industrials	—	3,687,018	—	3,687,018
Information Technology	—	3,219,703	—	3,219,703
Materials	—	1,807,735	—	1,807,735
Real Estate	—	761,601	—	761,601
Telecommunication Services	—	3,592,609	—	3,592,609
Utilities	—	452,838	—	452,838
Short-Term Investments
Investment Companies	526,541	—	—	526,541

Total Assets	$526,541	$28,877,216	$—	$29,403,757

Total Liabilities	$—	$—	$—	$—

Total	$526,541	$28,877,216	$—	$29,403,757

There were no transfers between Levels 1, 2 or 3 during the six-months ended April 30, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

The Fund held no derivatives contracts during the six-months ended April 30, 2017.

Investment security transactions for the six-months ended April 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,710,093
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,365,546

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$846,468
Aggregate gross unrealized depreciation	(391,190)

Net unrealized appreciation	$455,278

Federal income tax cost of investments	$28,948,479

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $28,944,849)	$29,403,757
Cash	648,000
Dividends, interest and other receivables	490,189
Receivable for securities sold	54,945
Receivable for Fund shares sold	48,250
Due from Custodian	18,547
Other assets	220

Total assets	30,663,908

LIABILITIES
Payable for securities purchased	368,197
Dividends and distributions payable	125,446
Payable for Fund shares redeemed	3,622
Transfer agent fees payable	417
Distribution fees payable – Class A	111
Distribution fees payable – Class R	82
Administrative fees payable	14
Accrued expenses	29,412

Total liabilities	527,301

NET ASSETS	$30,136,607

Net assets were comprised of:
Paid in capital	$32,017,316
Accumulated undistributed net investment income (loss)	(145,869)
Accumulated undistributed net realized gain (loss) on investments	(2,193,748)
Net unrealized appreciation (depreciation) on investments	458,908

Net assets	$30,136,607

Class A
Net asset value and redemption price per share, $546,235 / 58,608 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.32
Maximum sales charge (4.50% of offering price)	0.44

Maximum offering price per share	$9.76

Class I
Net asset value and redemption price per share, $29,256,899 / 3,138,578 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.32

Class R
Net asset value and redemption price per share, $201,203 / 21,595 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.32

Class T**
Net asset value and redemption price per share, $132,270 / 14,192 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.32
Maximum sales charge (2.50% of offering price)	0.24

Maximum offering price per share	$9.56

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$958,932
Dividends	2,100

Total income	961,032

EXPENSES
Investment advisory fees	87,374
Professional fees	53,287
Administrative fees	21,844
Registration and filing fees	20,103
Transfer agent fees	18,238
Printing and mailing expenses	9,451
Custodian fees	5,389
Trustees’ fees	1,464
Distribution fees – Class A	547
Distribution fees – Class R	491
Distribution fees – Class T**	481
Miscellaneous	9,128

Gross expenses	227,797
Less: Waiver from investment adviser	(104,858)
Waiver from distributor	(481)

Net expenses	122,458

NET INVESTMENT INCOME (LOSS)	838,574

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(303,674)
Net change in unrealized appreciation (depreciation) on investments	1,288,670

NET REALIZED AND UNREALIZED GAIN (LOSS)	984,996

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,823,570

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$838,574	$1,819,249
Net realized gain (loss) on investments	(303,674)	(1,392,638)
Net change in unrealized appreciation (depreciation) on investments	1,288,670	1,253,717

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,823,570	1,680,328

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(12,267)	(314,511)
Class I	(818,014)	(1,325,494)
Class R	(5,230)	(299,260)
Class T**	(3,723)	(107,745)

	(839,234)	(2,047,010)

Return of capital
Class A	—	(2,634)
Class I	—	(11,101)
Class R	—	(2,506)
Class T**	—	(903)

	—	(17,144)

TOTAL DIVIDENDS AND DISTRIBUTIONS:	(839,234)	(2,064,154)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 20,200 and 13,888 shares, respectively ]	186,245	118,653
Capital shares issued in reinvestment of dividends [ 726 and 797 shares, respectively ]	6,708	7,002
Capital shares repurchased [ (1,731) and (890,407) shares, respectively ]	(15,843)	(7,602,598)

Total Class A transactions	177,110	(7,476,943)

Class I
Capital shares sold [ 71,691 and 2,155,057 shares, respectively ]	656,299	18,424,957
Capital shares issued in reinvestment of dividends [ 3,870 and 2,680 shares, respectively ]	35,684	23,683
Capital shares repurchased [ (11,241) and (1,232) shares, respectively ]	(104,472)	(14,555)

Total Class I transactions	587,511	18,434,085

Class R
Capital shares sold [ 0 and 12 shares, respectively ]	—	100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	3	—
Capital shares repurchased [ 0 and (890,000) shares, respectively ]	—	(7,598,807)

Total Class R transactions	3	(7,598,707)

Class T**
Capital shares repurchased [ 0 and (290,000) shares, respectively ]	—	(2,475,997)

Total Class T transactions	—	(2,475,997)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	764,624	882,438

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,748,960	498,612
NET ASSETS:
Beginning of period	28,387,647	27,889,035

End of period (a)	$30,136,607	$28,387,647

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(145,869)	$(145,209)

# Number of shares is less than 0.5.
** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.61	0.59
Net realized and unrealized gain (loss) on investments	0.31	(0.09)	(0.84)

Total from investment operations	0.56	0.52	(0.25)

Less distributions:
Dividends from net investment income	(0.25)	(0.65)	(0.60)
Return of capital	—	(0.01)	—

Total dividends and distributions	(0.25)	(0.66)	(0.60)

Net asset value, end of period	$9.32	$9.01	$9.15

Total return (b)	6.30%	6.17%	(2.62)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$546	$355	$8,372
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.08%	1.06%	1.05%
Before waivers and reimbursements (a)	1.80%	1.81%	2.45%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	5.50%	7.06%	6.39	%(l)
Before waivers and reimbursements (a)	4.78%	6.31%	4.99	%(l)
Portfolio turnover rate (z)^	33%	79%	57%

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.58	0.62
Net realized and unrealized gain (loss) on investments	0.31	(0.04)	(0.85)

Total from investment operations	0.57	0.54	(0.23)

Less distributions:
Dividends from net investment income	(0.26)	(0.67)	(0.62)
Return of capital	—	(0.01)	—

Total dividends and distributions	(0.26)	(0.68)	(0.62)

Net asset value, end of period	$9.32	$9.01	$9.15

Total return (b)	6.42%	6.44%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,257	$27,710	$8,395
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.83%	0.84%	0.80%
Before waivers and reimbursements (a)	1.55%	1.53%	2.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	5.76%	6.62%	6.64	%(l)
Before waivers and reimbursements (a)	5.04%	5.94%	5.24	%(l)
Portfolio turnover rate (z)^	33%	79%	57%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.59	0.57
Net realized and unrealized gain (loss) on investments	0.31	(0.10)	(0.85)

Total from investment operations	0.55	0.49	(0.28)

Less distributions:
Dividends from net investment income	(0.24)	(0.62)	(0.57)
Return of capital	—	(0.01)	—

Total dividends and distributions	(0.24)	(0.63)	(0.57)

Net asset value, end of period	$9.32	$9.01	$9.15

Total return (b)	6.08%	5.91%	(2.86)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201	$195	$8,339
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.33%	1.31%	1.30%
Before waivers and reimbursements (a)	2.05%	2.06%	2.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	5.26%	6.83%	6.14	%(l)
Before waivers and reimbursements (a)	4.54%	6.08%	4.74	%(l)
Portfolio turnover rate (z)^	33%	79%	57%

Class T**	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$9.01	$9.15	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.63	0.62
Net realized and unrealized gain (loss) on investments	0.31	(0.09)	(0.85)

Total from investment operations	0.57	0.54	(0.23)

Less distributions:
Dividends from net investment income	(0.26)	(0.67)	(0.62)
Return of capital	—	(0.01)	—

Total dividends and distributions	(0.26)	(0.68)	(0.62)

Net asset value, end of period	$9.32	$9.01	$9.15

Total return (b)	6.42%	6.44%	(2.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$132	$128	$2,783
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.83%	0.81%	0.80%
Before waivers and reimbursements (a)	2.30%	2.56%	3.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	5.76%	7.30%	6.64	%(l)
Before waivers and reimbursements (a)	4.30%	5.55%	4.24	%(l)
Portfolio turnover rate (z)^	33%	79%	57%
*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 LOW VOLATILITY GLOBAL EQUITY FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/17
Since Incept.
Fund – Class I Shares*	2.10%
MSCI AC World (Net) Index	2.61
MSCI ACWI Minimum Volatility (Net) Index	1.73
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

There is insufficient history available to provide meaningful highlights in this report. Please see the 1290funds.com website for more information about the Fund, its investment process and performance.

Table by Asset Class (as a percentage of Total Investment Companies)
As of April 30, 2017
Equity	100.0%

Top 10 Holdings (as a percentage of Total Investments) As of April 30, 2017
iShares Edge MSCI Min Vol Global Fund	27.8%
iShares Edge MSCI Min Vol EAFE Fund	13.0
PowerShares S&P International Developed Low Volatility Portfolio	12.9
PowerShares S&P 500 High Dividend Low Volatility Portfolio	7.0
iShares Edge MSCI Min Vol USA Fund	6.9
PowerShares S&P 500 Low Volatility Portfolio	6.9
PowerShares S&P MidCap Low Volatility Portfolio	6.7
iShares Edge MSCI Min Vol Emerging Markets Fund	6.1
PowerShares S&P Emerging Markets Low Volatility Portfolio	6.1
SPDR SSGA US Small Cap Low Volatility Index Fund	3.3

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on February 27, 2017, the ‘Hypothetical Expenses Paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

1290 LOW VOLATILITY GLOBAL EQUITY FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/16†	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class I
Actual	$1,000.00	$1,021.00	$0.73
Hypothetical (5% average return before expenses)	1,000.00	1,022.67	2.14

†  Commenced operations on February 27, 2017.

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.43%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 62/365 for the actual example (to reflect the actual number of days the Fund was in operation in the period).

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Edge MSCI Min Vol EAFE Fund	4,980	$334,955
iShares Edge MSCI Min Vol Emerging Markets Fund	2,870	155,755
iShares Edge MSCI Min Vol Global Fund	9,110	710,306
iShares Edge MSCI Min Vol USA Fund	3,630	175,656
PowerShares S&P 500 High Dividend Low Volatility Portfolio	4,470	178,487
PowerShares S&P 500 Low Volatility Portfolio	4,000	175,360
PowerShares S&P Emerging Markets Low Volatility Portfolio	6,670	154,877

PowerShares S&P International Developed Low Volatility Portfolio	10,610	$332,730
PowerShares S&P MidCap Low Volatility Portfolio	4,000	170,880
PowerShares S&P SmallCap Low Volatility Portfolio	1,930	83,801
SPDR SSGA US Small Cap Low Volatility Index Fund	910	84,596

Total Investments (99.1%) (Cost $2,506,252)		2,557,403
Other Assets Less Liabilities (0.9%)		23,020

Net Assets (100%)		$2,580,423

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,557,403	$—	$—	$2,557,403

Total Assets	$2,557,403	$—	$—	$2,557,403

Total Liabilities	$—	$—	$—	$—

Total	$2,557,403	$—	$—	$2,557,403

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The Fund held no derivatives contracts during the period ended April 30, 2017.

Investment security transactions for the period ended April 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$2,506,252
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,771
Aggregate gross unrealized depreciation	(5,620)

Net unrealized appreciation	$51,151

Federal income tax cost of investments	$2,506,252

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $2,506,252)	$2,557,403
Cash	19,463
Receivable from investment adviser	7,673
Deferred offering cost	3,883
Other assets	38

Total assets	2,588,460

LIABILITIES
Transfer agent fees payable	3,052
Trustees’ fees payable	27
Accrued expenses	4,958

Total liabilities	8,037

NET ASSETS	$2,580,423

Net assets were comprised of:
Paid in capital	$2,527,500
Accumulated undistributed net investment income (loss)	1,772
Accumulated undistributed net realized gain (loss) on investments	—
Net unrealized appreciation (depreciation) on investments	51,151

Net assets	$2,580,423

Class I
Net asset value and redemption price per share, $2,580,423 / 252,725 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.21

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2017* (Unaudited)

INVESTMENT INCOME
Dividends	$3,557
Interest	55

Total income	3,612

EXPENSES
Professional fees	10,373
Transfer agent fees	3,843
Investment advisory fees	2,151
Offering costs	795
Administrative fees	645
Custodian fees	618
Printing and mailing expenses	260
Trustees’ fees	39
Miscellaneous	942

Gross expenses	19,666
Less: Waiver from investment adviser	(2,796)
Reimbursement from investment adviser	(15,030)

Net expenses	1,840

NET INVESTMENT INCOME (LOSS)	1,772

REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on investments	51,151

NET REALIZED AND UNREALIZED GAIN (LOSS)	51,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,923

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS

February 27, 2017* to April 30, 2017 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,772
Net change in unrealized appreciation (depreciation) on investments	51,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	52,923

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 252,725 shares]	2,527,500

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,527,500

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,580,423
NET ASSETS:
Beginning of period	—

End of period (a)	$2,580,423

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,772

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 LOW VOLATILITY GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01
Net realized and unrealized gain (loss) on investments	0.20

Total from investment operations	0.21

Net asset value, end of period	$10.21

Total return (b)	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,580
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.43	%(j)
Before waivers and reimbursements (a)(f)	2.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.41	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.83	)%(l)
Portfolio turnover rate (z)^	0%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/17
			6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge		1.07%	2.30%	0.82%
	with Sales Charge (a	)	(4.48)	(3.29)	(2.25)
Fund – Class I Shares*			1.22	2.56	1.08
Fund – Class R Shares*			0.92	2.05	0.56
BofA Merrill Lynch 3-Month U.S.Treasury Bill Index			0.23	0.40	0.30
* Date of inception 7/6/15. (a) A 5.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

What helped performance during the six-month period ended April 30, 2017:

•	Convertibles were the largest contributor to performance as the asset class benefited from the strong equity market.

•	The Merger Arbitrage strategy contributed to performance.

•

Real estate operating companies and real estate development were the main drivers of performance for the non-U.S. real estate investment trusts (REITs) held by the Fund, while residential and specialized REITs were the main contributors to positive performance for U.S. REITs.

What hurt performance during the six-month period ended April 30, 2017:

•	The Managed Futures strategy was the largest detractor from performance due to a weaker U.S. dollar.

•	Currency strategies negatively impacted the Fund as long positions in the New Zealand Dollar and Australian Dollar depreciated during the period.

•	Multi-strategy detracted from performance as none of the underlying strategies managed to generate positive returns.

Table by Asset Class (as a percentage of Total Investment Companies) As of April 30, 2017
Alternatives	90.8%
Fixed Income	9.2

Top 10 Holdings (as a percentage of Total Investments) As of April 30, 2017
SPDR Bloomberg Barclays Convertible Securities Fund	9.4%
iShares TIPS Bond Fund	9.2
ProShares Hedge Replication Fund	9.1
WisdomTree Managed Futures Strategy Fund	9.0
IQ Merger Arbitrage Fund	9.0
PowerShares DB G10 Currency Harvest Fund	9.0
ProShares RAFI Long/Short	8.9
PowerShares DB Gold Fund	7.2
PowerShares Multi-Strategy Alternative Portfolio	6.3
Vanguard Global ex-U.S. Real Estate Fund	4.6

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class A
Actual	$1,000.00	$1,010.70	$4.96
Hypothetical (5% average return before expenses)	1,000.00	1,019.86	4.98
Class I
Actual	1,000.00	1,012.20	3.71
Hypothetical (5% average return before expenses)	1,000.00	1,021.11	3.73
Class R
Actual	1,000.00	1,009.20	6.20
Hypothetical (5% average return before expenses)	1,000.00	1,018.62	6.23

*   Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 0.99%, 0.74% and 1.24%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
IQ Merger Arbitrage Fund	46,990	$1,423,797
iShares Commodities Select Strategy Fund	14,340	476,375
iShares MSCI Global Agriculture Producers Fund	9,870	261,202
iShares TIPS Bond Fund	12,650	1,454,876
JPMorgan Diversified Alternatives Fund	17,140	448,725
PowerShares DB Base Metals Fund*	13,050	207,625
PowerShares DB Commodity Index Tracking Fund*	48,230	713,804
PowerShares DB G10 Currency Harvest Fund*	57,690	1,420,905
PowerShares DB Gold Fund*	27,850	1,131,267
PowerShares DB Silver Fund*	2,650	70,781
PowerShares Multi-Strategy Alternative Portfolio‡	45,300	1,000,224
ProShares Hedge Replication Fund*	32,550	$1,433,502
ProShares RAFI Long/Short	36,720	1,410,401
SPDR Bloomberg Barclays Convertible Securities Fund	30,330	1,478,891
Vanguard Global ex-U.S. Real Estate Fund	13,410	730,309
Vanguard REIT Fund	8,550	707,854
WisdomTree Managed Futures Strategy Fund*	35,860	1,429,398

Total Investments (98.2%) (Cost $15,635,876)		15,799,936
Other Assets Less Liabilities (1.8%)		288,670

Net Assets (100%)		$16,088,606

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the six months ended April 30, 2017, were as follows:

Securities	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value April 30, 2017	Dividend Income	Realized Gain (Loss)†
PowerShares Multi-Strategy Alternative Portfolio	$1,039,635	$—	$—	$1,000,224	$15,628	$—

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$15,799,936	$—	$—	$15,799,936

Total Assets	$15,799,936	$—	$—	$15,799,936

Total Liabilities	$—	$—	$—	$—

Total	$15,799,936	$—	$—	$15,799,936

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended April 30, 2017.

The Fund held no derivatives contracts during the six-months ended April 30, 2017.

Investment security transactions for the six-months ended April 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$3,141,928
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$515,352
Aggregate gross unrealized depreciation	(170,974)

Net unrealized appreciation	$344,378

Federal income tax cost of investments	$15,455,558

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,046,322)	$1,000,224
Unaffiliated Issuers (Cost $14,589,554)	14,799,712
Cash	224,989
Receivable for Fund shares sold	65,430
Receivable from investment adviser	2,743
Other assets	1,588

Total assets	16,094,686

LIABILITIES
Distribution fees payable – Class A	120
Distribution fees payable – Class R	42
Trustees’ fees payable	24
Accrued expenses	5,894

Total liabilities	6,080

NET ASSETS	$16,088,606

Net assets were comprised of:
Paid in capital	$15,930,276
Accumulated undistributed net investment income (loss)	(30,488)
Accumulated undistributed net realized gain (loss) on investments	24,758
Net unrealized appreciation (depreciation) on investments	164,060

Net assets	$16,088,606

Class A
Net asset value and redemption price per share, $561,480 / 55,902 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.04
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price per share	$10.62

Class I
Net asset value and redemption price per share, $15,425,385 / 1,534,973 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.05

Class R
Net asset value and redemption price per share, $101,741 / 10,141 shares outstanding (unlimited amount authorized: par value)	$10.03

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends ($15,628 of dividend income received from affiliates)	$107,297
Interest	354

Total income	107,651

EXPENSES
Investment advisory fees	35,988
Professional fees	29,967
Registration and filing fees	19,905
Transfer agent fees	15,015
Administrative fees	10,797
Printing and mailing expenses	4,577
Custodian fees	1,640
Trustees’ fees	702
Distribution fees – Class A	636
Distribution fees – Class R	251
Miscellaneous	3,670

Gross expenses	123,148
Less: Waiver from investment adviser	(46,785)
Reimbursement from investment adviser	(21,882)

Net expenses	54,481

NET INVESTMENT INCOME (LOSS)	53,170

REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on investments ($(39,411) of change in unrealized appreciation (depreciation) from affiliates)	115,370

NET REALIZED AND UNREALIZED GAIN (LOSS)	115,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$168,540

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$53,170	$53,432
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	—	17,876
Net change in unrealized appreciation (depreciation) on investments	115,370	339,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	168,540	411,253

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(1,817)	(549)
Class I	(82,390)	(56,312)
Class R	(118)	(382)

	(84,325)	(57,243)

Return of capital
Class A	—	(269)
Class I	—	(27,633)
Class R	—	(187)

	—	(28,089)

TOTAL DIVIDENDS AND DISTRIBUTIONS:	(84,325)	(85,332)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 17,876 and 29,608 shares, respectively ]	178,583	295,245
Capital shares issued in reinvestment of dividends [ 147 and 14 shares, respectively ]	1,453	132
Capital shares repurchased [ (3,242) and 0 shares, respectively ]	(32,678)	—

Total Class A transactions	147,358	295,377

Class I
Capital shares sold [ 330,054 and 241,172 shares, respectively ]	3,308,488	2,369,178
Capital shares issued in reinvestment of dividends [ 2,242 and 555 shares, respectively ]	22,218	5,251
Capital shares repurchased [ (21,747) and (5,192) shares, respectively ]	(217,934)	(51,841)

Total Class I transactions	3,112,772	2,322,588

Class R
Capital shares sold [ 0 and 141 shares, respectively ]	—	1,398
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	2	—
Capital shares repurchased [ 0# and 0# shares, respectively ]	(5)	(1)

Total Class R transactions	(3)	1,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,260,127	2,619,362

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,344,342	2,945,283
NET ASSETS:
Beginning of period	12,744,264	9,798,981

End of period (a)	$16,088,606	$12,744,264

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(30,488)	$667

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$9.97		$9.70		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.01		(0.01)
Net realized and unrealized gain (loss) on investments	0.08		0.33		(0.29)

Total from investment operations	0.11		0.34		(0.30)

Less distributions:
Dividends from net investment income	(0.04)		(0.05)		—
Return of capital	—		(0.02)		—

Total dividends and distributions	(0.04)		(0.07)		—

Net asset value, end of period	$10.04		$9.97		$9.70

Total return (b)	1.07%		3.53%		(3.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$561		$410		$112
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.99	%(j)	0.98	%(j)	0.96	%(j)
Before waivers and reimbursements (a)(f)	1.94%		2.62%		2.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.51%		0.10%		(0.25	)%(l)
Before waivers and reimbursements (a)(f)(x)	(0.44)%		(1.55)%		(1.55	)%(l)
Portfolio turnover rate (z)^	0%		2%		0%

Class I	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$9.99		$9.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.05		—	#
Net realized and unrealized gain (loss) on investments	0.08		0.31		(0.29)

Total from investment operations	0.12		0.36		(0.29)

Less distributions:
Dividends from net investment income	(0.06)		(0.05)		—
Return of capital	—		(0.03)		—

Total dividends and distributions	(0.06)		(0.08)		—

Net asset value, end of period	$10.05		$9.99		$9.71

Total return (b)	1.22%		3.76%		(2.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,425		$12,233		$9,591
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.74	%(j)	0.73	%(j)	0.72	%(j)
Before waivers and reimbursements (a)(f)	1.70%		2.24%		1.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.75%		0.50%		(0.03	)%(l)
Before waivers and reimbursements (a)(f)(x)	(0.20)%		(1.02)%		(1.29	)%(l)
Portfolio turnover rate (z)^	0%		2%		0%

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$9.95		$9.69		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		—	#	(0.02)
Net realized and unrealized gain (loss) on investments	0.08		0.32		(0.29)

Total from investment operations	0.09		0.32		(0.31)

Less distributions:
Dividends from net investment income	(0.01)		(0.04)		—
Return of capital	—		(0.02)		—

Total dividends and distributions	(0.01)		(0.06)		—

Net asset value, end of period	$10.03		$9.95		$9.69

Total return (b)	0.92%		3.30%		(3.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$102		$101		$97
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.24	%(j)	1.22	%(j)	1.21	%(j)
Before waivers and reimbursements (a)(f)	2.20%		2.73%		2.47%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.28%		0.02%		(0.53	)%(l)
Before waivers and reimbursements (a)(f)(x)	(0.68)%		(1.50)%		(1.78	)%(l)
Portfolio turnover rate (z)^	0%		2%		0%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class A, 1.40% for Class I and 1.90% for Class R.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2020 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/17
Since Incept.
Fund – Class I Shares*	1.40%
S&P Target Date 2020 Index	1.31
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

There is insufficient history available to provide meaningful highlights in this report. Please see the 1290funds.com website for more information about the Fund, its investment process and performance.

Table by Asset Class (as a percentage of Total Investment Companies)
As of April 30, 2017
Equity	58.2%
Fixed Income	41.8

Top 10 Holdings (as a percentage of Total Investments)
As of April 30, 2017
iShares Core U.S. Aggregate Bond Fund	27.9%
iShares Core S&P Total US Stock Market Fund	19.9
iShares Core MSCI EAFE Fund	7.5
iShares Edge MSCI Min Vol USA Fund	6.5
PowerShares S&P 500 Low Volatility Portfolio	6.5
iShares TIPS Bond Fund	6.2
iShares Edge MSCI Min Vol EAFE Fund	3.7
PowerShares S&P International Developed Low Volatility Portfolio	3.7
PowerShares S&P MidCap Low Volatility Portfolio	3.5
Vanguard Short-Term Bond Fund	2.9

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on February 27, 2017, the ‘Hypothetical Expenses Paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

1290 RETIREMENT 2020 FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/16†	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class I
Actual	$1,000.00	$1,014.00	$0.90
Hypothetical (5% average return before expenses)	1,000.00	1,022.19	2.64

†  Commenced operations on February 27, 2017.

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 62/365 for the actual example (to reflect the actual number of days the Fund was in operation in the period).

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	3,180	$189,274
iShares Core MSCI Emerging Markets Fund	900	43,830
iShares Core S&P Total US Stock Market Fund	9,190	501,498
iShares Core U.S. Aggregate Bond Fund	6,460	705,755
iShares Edge MSCI Min Vol EAFE Fund	1,390	93,491
iShares Edge MSCI Min Vol Emerging Markets Fund	400	21,708
iShares Edge MSCI Min Vol USA Fund	3,400	164,526
iShares TIPS Bond Fund	1,360	156,414
PowerShares S&P 500 Low Volatility Portfolio	3,740	163,962
PowerShares S&P Emerging Markets Low Volatility Portfolio	940	21,827

PowerShares S&P International Developed Low Volatility Portfolio	2,960	$92,826
PowerShares S&P MidCap Low Volatility Portfolio	2,090	89,285
PowerShares S&P SmallCap Low Volatility Portfolio	970	42,117
SPDR Bloomberg Barclays High Yield Bond Fund	1,600	59,424
SPDR SSGA US Small Cap Low Volatility Index Fund	450	41,833
Vanguard Short-Term Bond Fund	930	74,344
Vanguard Total International Bond Fund	1,100	59,785

Total Investments (99.5%) (Cost $2,493,496)		2,521,899
Other Assets Less Liabilities (0.5%)		11,881

Net Assets (100%)		$2,533,780

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,521,899	$—	$—	$2,521,899

Total Assets	$2,521,899	$—	$—	$2,521,899

Total Liabilities	$—	$—	$—	$—

Total	$2,521,899	$—	$—	$2,521,899

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The Fund held no derivatives contracts during the period ended April 30, 2017.

Investment security transactions for the period ended April 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$2,493,496
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,182
Aggregate gross unrealized depreciation	(779)

Net unrealized appreciation	$28,403

Federal income tax cost of investments	$2,493,496

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $2,493,496)	$2,521,899
Cash	18,834
Receivable from investment adviser	7,297
Deferred offering cost	2,994
Other assets	1,289

Total assets	2,552,313

LIABILITIES
Payable for securities purchased	9,810
Transfer agent fees payable	3,341
Trustees’ fees payable	27
Accrued expenses	5,355

Total liabilities	18,533

NET ASSETS	$2,533,780

Net assets were comprised of:
Paid in capital	$2,500,000
Accumulated undistributed net investment income (loss)	5,375
Accumulated undistributed net realized gain (loss) on investments	2
Net unrealized appreciation (depreciation) on investments	28,403

Net assets	$2,533,780

Class I
Net asset value and redemption price per share, $2,533,780 / 250,000 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.14

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2017* (Unaudited)

INVESTMENT INCOME
Dividends	$7,588
Interest	23

Total income	7,611

EXPENSES
Professional fees	10,370
Transfer agent fees	3,843
Investment advisory fees	2,126
Administrative fees	638
Custodian fees	618
Offering costs	613
Printing and mailing expenses	258
Trustees’ fees	39
Miscellaneous	944

Gross expenses	19,449
Less: Waiver from investment adviser	(2,764)
Reimbursement from investment adviser	(14,449)

Net expenses	2,236

NET INVESTMENT INCOME (LOSS)	5,375

REALIZED AND UNREALIZED GAIN (LOSS)
Net distributions of realized gain received from underlying funds	2
Net change in unrealized appreciation (depreciation) on investments	28,403

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,405

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,780

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS

February 27, 2017* to April 30, 2017 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,375
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	2
Net change in unrealized appreciation (depreciation) on investments	28,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,780

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,000 shares]	2,500,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,533,780
NET ASSETS:
Beginning of period	—

End of period (a)	$2,533,780

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,375

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02
Net realized and unrealized gain (loss) on investments	0.12

Total from investment operations	0.14

Net asset value, end of period	$10.14

Total return (b)	1.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,534
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)
Before waivers and reimbursements (a)(f)	2.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.26	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.86	)%(l)
Portfolio turnover rate (z)^	0%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2025 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/17
Since Incept.
Fund – Class I Shares*	1.50%
S&P Target Date 2025 Index	1.42
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit

www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

There is insufficient history available to provide meaningful highlights in this report. Please see the 1290funds.com website for more information about the

Fund, its investment process and performance.

Table by Asset Class (as a percentage of Total Investment Companies) As of April 30, 2017
Equity	68.2%
Fixed Income	31.8

Top 10 Holdings (as a percentage of Total Investments) As of April 30, 2017
iShares Core U.S. Aggregate Bond Fund	25.8%
iShares Core S&P Total US Stock Market Fund	23.1
iShares Core MSCI EAFE Fund	9.1
iShares Edge MSCI Min Vol USA Fund	7.5
PowerShares S&P 500 Low Volatility Portfolio	7.5
iShares TIPS Bond Fund	4.7
iShares Edge MSCI Min Vol EAFE Fund	4.5
PowerShares S&P International Developed Low Volatility Portfolio	4.4
PowerShares S&P MidCap Low Volatility Portfolio	4.3
iShares Core MSCI Emerging Markets Fund	2.0
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on February 27, 2017, the ‘Hypothetical Expenses Paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

1290 RETIREMENT 2025 FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/16†	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class I
Actual	$1,000.00	$1,015.00	$0.90
Hypothetical (5% average return before expenses)	1,000.00	1,022.18	2.65

†  Commenced operations on February 27, 2017.

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 62/365 for the actual example (to reflect the actual number of days the Fund was in operation in the period).

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	3,850	$229,152
iShares Core MSCI Emerging Markets Fund	1,040	50,648
iShares Core S&P Total US Stock Market Fund	10,680	582,808
iShares Core U.S. Aggregate Bond Fund	5,990	654,408
iShares Edge MSCI Min Vol EAFE Fund	1,680	112,997
iShares Edge MSCI Min Vol Emerging Markets Fund	460	24,964
iShares Edge MSCI Min Vol USA Fund	3,920	189,689
iShares TIPS Bond Fund	1,040	119,610
PowerShares S&P 500 Low Volatility Portfolio	4,310	188,950
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,080	25,078

PowerShares S&P International Developed Low Volatility Portfolio	3,580	$112,269
PowerShares S&P MidCap Low Volatility Portfolio	2,520	107,654
PowerShares S&P SmallCap Low Volatility Portfolio	1,110	48,196
SPDR Bloomberg Barclays High Yield Bond Fund	260	9,656
SPDR SSGA US Small Cap Low Volatility Index Fund	520	48,341
Vanguard Short-Term Bond Fund	150	11,991
Vanguard Total International Bond Fund	180	9,783

Total Investments (99.5%) (Cost $2,493,369)		2,526,194
Other Assets Less Liabilities (0.5%)		11,625

Net Assets (100%)		$2,537,819

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,526,194	$—	$—	$2,526,194

Total Assets	$2,526,194	$—	$—	$2,526,194

Total Liabilities	$—	$—	$—	$—

Total	$2,526,194	$—	$—	$2,526,194

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The Fund held no derivatives contracts during the period ended April 30, 2017.

Investment security transactions for the period ended April 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$2,493,369
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,623
Aggregate gross unrealized depreciation	(798)

Net unrealized appreciation	$32,825

Federal income tax cost of investments	$2,493,369

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $2,493,369)	$2,526,194
Cash	17,495
Receivable from investment adviser	7,291
Deferred offering cost	2,994
Other assets	1,288

Total assets	2,555,262

LIABILITIES
Payable for securities purchased	8,720
Transfer agent fees payable	3,341
Trustees’ fees payable	27
Accrued expenses	5,355

Total liabilities	17,443

NET ASSETS	$2,537,819

Net assets were comprised of:
Paid in capital	$2,500,000
Accumulated undistributed net investment income (loss)	4,993
Accumulated undistributed net realized gain (loss) on investments	1
Net unrealized appreciation (depreciation) on investments	32,825

Net assets	$2,537,819

Class I
Net asset value and redemption price per share, $2,537,819 / 250,000 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.15

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2017* (Unaudited)

INVESTMENT INCOME
Dividends	$7,219
Interest	22

Total income	7,241

EXPENSES
Professional fees	10,371
Transfer agent fees	3,843
Investment advisory fees	2,128
Administrative fees	638
Custodian fees	618
Offering costs	613
Printing and mailing expenses	258
Trustees’ fees	39
Miscellaneous	943

Gross expenses	19,451
Less: Waiver from investment adviser	(2,766)
Reimbursement from investment adviser	(14,437)

Net expenses	2,248

NET INVESTMENT INCOME (LOSS)	4,993

REALIZED AND UNREALIZED GAIN (LOSS)
Net distributions of realized gain received from underlying funds	1
Net change in unrealized appreciation (depreciation) on investments	32,825

NET REALIZED AND UNREALIZED GAIN (LOSS)	32,826

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,819

*	The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF CHANGES IN NET ASSETS

February 27, 2017* to April 30, 2017 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,993
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	1
Net change in unrealized appreciation (depreciation) on investments	32,825

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,819

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,000 shares]	2,500,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,537,819
NET ASSETS:
Beginning of period	—

End of period (a)	$2,537,819

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,993

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02
Net realized and unrealized gain (loss) on investments	0.13

Total from investment operations	0.15

Net asset value, end of period	$10.15

Total return (b)	1.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,538
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)
Before waivers and reimbursements (a)(f)	2.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.17	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.95	)%(l)
Portfolio turnover rate (z)^	0%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2030 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/17
Since Incept.
Fund – Class I Shares*	1.60%
S&P Target Date 2030 Index	1.52
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

There is insufficient history available to provide meaningful highlights in this report. Please see the 1290funds.com website for more information about the Fund, its investment process and performance.

Table by Asset Class (as a percentage of Total Investment Companies) As of April 30, 2017
Equity	74.3%
Fixed Income	25.7

Top 10 Holdings (as a percentage of Total Investments) As of April 30, 2017
iShares Core S&P Total US Stock Market Fund	25.3%
iShares Core U.S. Aggregate Bond Fund	21.9
iShares Core MSCI EAFE Fund	9.8
iShares Edge MSCI Min Vol USA Fund	8.3
PowerShares S&P 500 Low Volatility Portfolio	8.2
iShares Edge MSCI Min Vol EAFE Fund	4.8
PowerShares S&P International Developed Low Volatility Portfolio	4.8
PowerShares S&P MidCap Low Volatility Portfolio	4.6
iShares TIPS Bond Fund	3.8
iShares Core MSCI Emerging Markets Fund	2.2

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on February 27, 2017, the ‘Hypothetical Expenses Paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

1290 RETIREMENT 2030 FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/16†	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class I
Actual	$1,000.00	$1,016.00	$0.90
Hypothetical (5% average return before expenses)	1,000.00	1,022.18	2.64

†  Commenced operations on February 27, 2017.

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 62/365 for the actual example (to reflect the actual number of days the Fund was in operation in the period).

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	4,160	$247,603
iShares Core MSCI Emerging Markets Fund	1,120	54,544
iShares Core S&P Total US Stock Market Fund	11,660	636,286
iShares Core U.S. Aggregate Bond Fund	5,050	551,713
iShares Edge MSCI Min Vol EAFE Fund	1,810	121,741
iShares Edge MSCI Min Vol Emerging Markets Fund	500	27,135
iShares Edge MSCI Min Vol USA Fund	4,310	208,561
iShares TIPS Bond Fund	840	96,608
PowerShares S&P 500 Low Volatility Portfolio	4,740	207,802

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,160	$26,935
PowerShares S&P International Developed Low Volatility Portfolio	3,870	121,363
PowerShares S&P MidCap Low Volatility Portfolio	2,730	116,626
PowerShares S&P SmallCap Low Volatility Portfolio	1,190	51,670
SPDR SSGA US Small Cap Low Volatility Index Fund	560	52,059

Total Investments (99.3%) (Cost $2,485,849)		2,520,646
Other Assets Less Liabilities (0.7%)		18,999

Net Assets (100%)		$2,539,645

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,520,646	$—	$—	$2,520,646

Total Assets	$2,520,646	$—	$—	$2,520,646

Total Liabilities	$—	$—	$—	$—

Total	$2,520,646	$—	$—	$2,520,646

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The Fund held no derivatives contracts during the period ended April 30, 2017.

Investment security transactions for the period ended April 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$2,485,849
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,638
Aggregate gross unrealized depreciation	(841)

Net unrealized appreciation	$34,797

Federal income tax cost of investments	$2,485,849

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $2,485,849)	$2,520,646
Cash	16,193
Receivable from investment adviser	7,294
Deferred offering cost	2,993
Other assets	1,288

Total assets	2,548,414

LIABILITIES
Transfer agent fees payable	3,341
Trustees’ fees payable	27
Accrued expenses	5,401

Total liabilities	8,769

NET ASSETS	$2,539,645

Net assets were comprised of:
Paid in capital	$2,500,000
Accumulated undistributed net investment income (loss)	4,848
Accumulated undistributed net realized gain (loss) on investments	—
Net unrealized appreciation (depreciation) on investments	34,797

Net assets	$2,539,645

Class I
Net asset value and redemption price per share, $2,539,645 / 250,000 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.16

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2017* (Unaudited)

INVESTMENT INCOME
Dividends	$7,070
Interest	22

Total income	7,092

EXPENSES
Professional fees	10,371
Transfer agent fees	3,843
Investment advisory fees	2,128
Administrative fees	639
Custodian fees	618
Offering costs	613
Printing and mailing expenses	258
Trustees’ fees	39
Miscellaneous	944

Gross expenses	19,453
Less: Waiver from investment adviser	(2,767)
Reimbursement from investment adviser	(14,442)

Net expenses	2,244

NET INVESTMENT INCOME (LOSS)	4,848

REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on investments	34,797

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,797

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,645

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS

February 27, 2017* to April 30, 2017 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,848
Net change in unrealized appreciation (depreciation) on investments	34,797

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,645

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,000 shares ]	2,500,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,539,645
NET ASSETS:
Beginning of period	—

End of period (a)	$2,539,645

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,848

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02
Net realized and unrealized gain (loss) on investments	0.14

Total from investment operations	0.16

Net asset value, end of period	$10.16

Total return (b)	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,540
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)
Before waivers and reimbursements (a)(f)	2.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.99	)%(l)
Portfolio turnover rate (z)^	0%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2035 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/17
Since Incept.
Fund – Class I Shares*	1.60%
S&P Target Date 2035 Index	1.61
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

There is insufficient history available to provide meaningful highlights in this report. Please see the 1290funds.com website for more information about the Fund, its investment process and performance.

Table by Asset Class (as a percentage of Total Investment Companies)
As of April 30, 2017
Equity	79.3%
Fixed Income	20.7

Top 10 Holdings (as a percentage of Total Investments)
As of April 30, 2017
iShares Core S&P Total US Stock Market Fund	27.2%
iShares Core U.S. Aggregate Bond Fund	17.6
iShares Core MSCI EAFE Fund	10.3
iShares Edge MSCI Min Vol USA Fund	8.9
PowerShares S&P 500 Low Volatility Portfolio	8.9
iShares Edge MSCI Min Vol EAFE Fund	5.1
PowerShares S&P International Developed Low Volatility Portfolio	5.1
PowerShares S&P MidCap Low Volatility Portfolio	4.9
iShares TIPS Bond Fund	3.1
iShares Core MSCI Emerging Markets Fund	2.3
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on February 27, 2017, the ‘Hypothetical Expenses Paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

1290 RETIREMENT 2035 FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/16†	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class I
Actual	$1,000.00	$1,016.00	$0.90
Hypothetical (5% average return before expenses)	1,000.00	1,022.19	2.63

†  Commenced operations on February 27, 2017.

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 62/365 for the actual example (to reflect the actual number of days the Fund was in operation in the period).

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	4,380	$260,698
iShares Core MSCI Emerging Markets Fund	1,180	57,466
iShares Core S&P Total US Stock Market Fund	12,520	683,216
iShares Core U.S. Aggregate Bond Fund	4,070	444,648
iShares Edge MSCI Min Vol EAFE Fund	1,910	128,467
iShares Edge MSCI Min Vol Emerging Markets Fund	530	28,763
iShares Edge MSCI Min Vol USA Fund	4,660	225,497
iShares TIPS Bond Fund	680	78,207
PowerShares S&P 500 Low Volatility Portfolio	5,130	224,899

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,230	$28,561
PowerShares S&P International Developed Low Volatility Portfolio	4,080	127,949
PowerShares S&P MidCap Low Volatility Portfolio	2,870	122,606
PowerShares S&P SmallCap Low Volatility Portfolio	1,270	55,143
SPDR SSGA US Small Cap Low Volatility Index Fund	590	54,848

Total Investments (99.2%) (Cost $2,484,787)		2,520,968
Other Assets Less Liabilities (0.8%)		19,964

Net Assets (100%)		$2,540,932

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,520,968	$—	$—	$2,520,968

Total Assets	$2,520,968	$—	$—	$2,520,968

Total Liabilities	$—	$—	$—	$—

Total	$2,520,968	$—	$—	$2,520,968

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The Fund held no derivatives contracts during the period ended April 30, 2017.

Investment security transactions for the period ended April 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$2,484,787
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,070
Aggregate gross unrealized depreciation	(889)

Net unrealized appreciation	$36,181

Federal income tax cost of investments	$2,484,787

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $2,484,787)	$2,520,968
Cash	17,109
Receivable from investment adviser	7,298
Deferred offering cost	2,993
Other assets	1,288

Total assets	2,549,656

LIABILITIES
Transfer agent fees payable	3,341
Trustees’ fees payable	27
Accrued expenses	5,356

Total liabilities	8,724

NET ASSETS	$2,540,932

Net assets were comprised of:
Paid in capital	$2,500,000
Accumulated undistributed net investment income (loss)	4,751
Accumulated undistributed net realized gain (loss) on investments	—
Net unrealized appreciation (depreciation) on investments	36,181

Net assets	$2,540,932

Class I
Net asset value and redemption price per share, $2,540,932 / 250,000 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.16

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2017* (Unaudited)

INVESTMENT INCOME
Dividends	$6,963
Interest	22

Total income	6,985

EXPENSES
Professional fees	10,371
Transfer agent fees	3,843
Investment advisory fees	2,129
Administrative fees	639
Custodian fees	618
Offering costs	613
Printing and mailing expenses	258
Trustees’ fees	39
Miscellaneous	942

Gross expenses	19,452
Less: Waiver from investment adviser	(2,767)
Reimbursement from investment adviser	(14,451)

Net expenses	2,234

NET INVESTMENT INCOME (LOSS)	4,751

REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on investments	36,181

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,932

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to April 30, 2017 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,751
Net change in unrealized appreciation (depreciation) on investments	36,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,932

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,000 shares ]	2,500,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,540,932
NET ASSETS:
Beginning of period	—

End of period (a)	$2,540,932

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,751

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02
Net realized and unrealized gain (loss) on investments	0.14

Total from investment operations	0.16

Net asset value, end of period	$10.16

Total return (b)	1.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,541
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.12	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.01	)%(l)
Portfolio turnover rate (z)^	0%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2040 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/17
Since Incept.
Fund – Class I Shares*	1.70%
S&P Target Date 2040 Index	1.67
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

There is insufficient history available to provide meaningful highlights in this report. Please see the 1290funds.com website for more information about the Fund, its investment process and performance.

Table by Asset Class (as a percentage of Total Investment Companies)
As of April 30, 2017
Equity	84.2%
Fixed Income	15.8

Top 10 Holdings (as a percentage of Total Investments)
As of April 30, 2017
iShares Core S&P Total US Stock Market Fund	28.9%
iShares Core U.S. Aggregate Bond Fund	13.4
iShares Core MSCI EAFE Fund	10.8
iShares Edge MSCI Min Vol USA Fund	9.6
PowerShares S&P 500 Low Volatility Portfolio	9.6
iShares Edge MSCI Min Vol EAFE Fund	5.4
PowerShares S&P International Developed Low Volatility Portfolio	5.3
PowerShares S&P MidCap Low Volatility Portfolio	5.1
iShares Core MSCI Emerging Markets Fund	2.4
iShares TIPS Bond Fund	2.4

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on February 27, 2017, the ‘Hypothetical Expenses Paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

1290 RETIREMENT 2040 FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/16†	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class I
Actual	$1,000.00	$1,017.00	$0.89
Hypothetical (5% average return before expenses)	1,000.00	1,022.20	2.62
† Commenced operations on February 27, 2017.

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 62/365 for the actual example (to reflect the actual number of days the Fund was in operation in the period).

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	4,600	$273,792
iShares Core MSCI Emerging Markets Fund	1,250	60,875
iShares Core S&P Total US Stock Market Fund	13,380	730,147
iShares Core U.S. Aggregate Bond Fund	3,100	338,675
iShares Edge MSCI Min Vol EAFE Fund	2,010	135,193
iShares Edge MSCI Min Vol Emerging Markets Fund	560	30,391
iShares Edge MSCI Min Vol USA Fund	5,030	243,402
iShares TIPS Bond Fund	520	59,805
PowerShares S&P 500 Low Volatility Portfolio	5,530	242,435

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,300	$30,186
PowerShares S&P International Developed Low Volatility Portfolio	4,280	134,221
PowerShares S&P MidCap Low Volatility Portfolio	3,020	129,014
PowerShares S&P SmallCap Low Volatility Portfolio	1,340	58,183
SPDR SSGA US Small Cap Low Volatility Index Fund	620	57,637

Total Investments (99.3%) (Cost $2,486,361)		2,523,956
Other Assets Less Liabilities (0.7%)		18,301

Net Assets (100%)		$2,542,257

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,523,956	$—	$—	$2,523,956

Total Assets	$2,523,956	$—	$—	$2,523,956

Total Liabilities	$—	$—	$—	$—

Total	$2,523,956	$—	$—	$2,523,956

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The Fund held no derivatives contracts during the period ended April 30, 2017.

Investment security transactions for the period ended April 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$2,486,361
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,531
Aggregate gross unrealized depreciation	(936)

Net unrealized appreciation	$37,595

Federal income tax cost of investments	$2,486,361

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $2,486,361)	$2,523,956
Cash	15,442
Receivable from investment adviser	7,303
Deferred offering cost	2,993
Other assets	1,287

Total assets	2,550,981

LIABILITIES
Transfer agent fees payable	3,341
Trustees’ fees payable	27
Accrued expenses	5,356

Total liabilities	8,724

NET ASSETS	$2,542,257

Net assets were comprised of:
Paid in capital	$2,500,000
Accumulated undistributed net investment income (loss)	4,662
Accumulated undistributed net realized gain (loss) on investments	—
Net unrealized appreciation (depreciation) on investments	37,595

Net assets	$2,542,257

Class I
Net asset value and redemption price per share, $2,542,257 / 250,000 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.17

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2017* (Unaudited)

INVESTMENT INCOME
Dividends	$6,865
Interest	22

Total income	6,887

EXPENSES
Professional fees	10,371
Transfer agent fees	3,843
Investment advisory fees	2,129
Administrative fees	639
Custodian fees	618
Offering costs	613
Printing and mailing expenses	258
Trustees’ fees	39
Miscellaneous	943

Gross expenses	19,453
Less: Waiver from investment adviser	(2,768)
Reimbursement from investment adviser	(14,460)

Net expenses	2,225

NET INVESTMENT INCOME (LOSS)	4,662

REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on investments	37,595

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,595

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,257

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS

February 27, 2017* to April 30, 2017 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,662
Net change in unrealized appreciation (depreciation) on investments	37,595

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,257

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,000 shares]	2,500,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,542,257
NET ASSETS:
Beginning of period	—

End of period (a)	$2,542,257

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,662

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02
Net realized and unrealized gain (loss) on investments	0.15

Total from investment operations	0.17

Net asset value, end of period	$10.17

Total return (b)	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,542
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.09	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.03	)%(l)
Portfolio turnover rate (z)^	0%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2045 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/17
Since Incept.
Fund – Class I Shares*	1.70%
S&P Target Date 2045 Index	1.73
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

There is insufficient history available to provide meaningful highlights in this report. Please see the 1290funds.com website for more information about the Fund, its investment process and performance.

Table by Asset Class (as a percentage of Total Investment Companies)
As of April 30, 2017
Equity	89.2%
Fixed Income	10.8

Top 10 Holdings (as a percentage of Total Investments)
As of April 30, 2017
iShares Core S&P Total US Stock Market Fund	31.0%
iShares Core MSCI EAFE Fund	11.3
iShares Edge MSCI Min Vol USA Fund	10.3
PowerShares S&P 500 Low Volatility Portfolio	10.3
iShares Core U.S. Aggregate Bond Fund	9.2
iShares Edge MSCI Min Vol EAFE Fund	5.6
PowerShares S&P International Developed Low Volatility Portfolio	5.6
PowerShares S&P MidCap Low Volatility Portfolio	5.3
iShares Core MSCI Emerging Markets Fund	2.5
SPDR SSGA US Small Cap Low Volatility Index Fund	2.4
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on February 27, 2017, the ‘Hypothetical Expenses Paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

1290 RETIREMENT 2045 FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/16†	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class I
Actual	$1,000.00	$1,017.00	$0.89
Hypothetical (5% average return before expenses)	1,000.00	1,022.21	2.61

†  Commenced operations on February 27, 2017.

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 62/365 for the actual example (to reflect the actual number of days the Fund was in operation in the period).

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	4,820	$286,886
iShares Core MSCI Emerging Markets Fund	1,320	64,284
iShares Core S&P Total US Stock Market Fund	14,370	784,171
iShares Core U.S. Aggregate Bond Fund	2,130	232,703
iShares Edge MSCI Min Vol EAFE Fund	2,100	141,246
iShares Edge MSCI Min Vol Emerging Markets Fund	590	32,019
iShares Edge MSCI Min Vol USA Fund	5,380	260,338
iShares TIPS Bond Fund	350	40,254
PowerShares S&P 500 Low Volatility Portfolio	5,920	259,533

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,370	31,811
PowerShares S&P International Developed Low Volatility Portfolio	4,490	140,806
PowerShares S&P MidCap Low Volatility Portfolio	3,160	134,995
PowerShares S&P SmallCap Low Volatility Portfolio	1,410	61,222
SPDR SSGA US Small Cap Low Volatility Index Fund	660	61,356

Total Investments (99.2%) (Cost $2,492,494)		2,531,624
Other Assets Less Liabilities (0.8%)		19,572

Net Assets (100%)		$2,551,196

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,531,624	$—	$—	$2,531,624

Total Assets	$2,531,624	$—	$—	$2,531,624

Total Liabilities	$—	$—	$—	$—

Total	$2,531,624	$—	$—	$2,531,624

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The Fund held no derivatives contracts during the period ended April 30, 2017.

Investment security transactions for the period ended April 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$2,492,494
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,115
Aggregate gross unrealized depreciation	(985)

Net unrealized appreciation	$39,130

Federal income tax cost of investments	$2,492,494

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $2,492,494)	$2,531,624
Cash	16,649
Receivable from investment adviser	7,303
Deferred offering cost	2,993
Other assets	1,287

Total assets	2,559,856

LIABILITIES
Transfer agent fees payable	3,278
Trustees’ fees payable	27
Accrued expenses	5,355

Total liabilities	8,660

NET ASSETS	$2,551,196

Net assets were comprised of:
Paid in capital	$2,507,500
Accumulated undistributed net investment income (loss)	4,566
Accumulated undistributed net realized gain (loss) on investments	—
Net unrealized appreciation (depreciation) on investments	39,130

Net assets	$2,551,196

Class I
Net asset value and redemption price per share, $2,551,196 / 250,750 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.17

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2017* (Unaudited)

INVESTMENT INCOME
Dividends	$6,764
Interest	22

Total income	6,786

EXPENSES
Professional fees	10,371
Transfer agent fees	3,843
Investment advisory fees	2,133
Administrative fees	640
Custodian fees	618
Offering costs	613
Printing and mailing expenses	259
Trustees’ fees	39
Miscellaneous	941

Gross expenses	19,457
Less: Waiver from investment adviser	(2,773)
Reimbursement from investment adviser	(14,464)

Net expenses	2,220

NET INVESTMENT INCOME (LOSS)	4,566

REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on investments	39,130

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,130

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,696

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to April 30, 2017 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,566
Net change in unrealized appreciation (depreciation) on investments	39,130

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,696

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,750 shares]	2,507,500

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,507,500

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,551,196
NET ASSETS:
Beginning of period	—

End of period (a)	$2,551,196

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,566

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02
Net realized and unrealized gain (loss) on investments	0.15

Total from investment operations	0.17

Net asset value, end of period	$10.17

Total return (b)	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,551
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.07	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.06	)%(l)
Portfolio turnover rate (z)^	0%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2050 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/17
Since Incept.
Fund – Class I Shares*	1.80%
S&P Target Date 2050 Index	1.79
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

There is insufficient history available to provide meaningful highlights in this report. Please see the 1290funds.com website for more information about the Fund, its investment process and performance.

Table by Asset Class (as a percentage of Total Investment Companies)
As of April 30, 2017
Equity	94.1%
Fixed Income	5.9

Top 10 Holdings (as a percentage of Total Investments)
As of April 30, 2017
iShares Core S&P Total US Stock Market Fund	32.5%
iShares Core MSCI EAFE Fund	12.0
iShares Edge MSCI Min Vol USA Fund	10.9
PowerShares S&P 500 Low Volatility Portfolio	10.9
iShares Edge MSCI Min Vol EAFE Fund	5.9
PowerShares S&P International Developed Low Volatility Portfolio	5.9
PowerShares S&P MidCap Low Volatility Portfolio	5.6
iShares Core U.S. Aggregate Bond Fund	5.0
iShares Core MSCI Emerging Markets Fund	2.7
PowerShares S&P SmallCap Low Volatility Portfolio	2.6
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on February 27, 2017, the ‘Hypothetical Expenses Paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

1290 RETIREMENT 2050 FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/16†	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class I
Actual	$1,000.00	$1,018.00	$0.89
Hypothetical (5% average return before expenses)	1,000.00	1,022.23	2.60

†  Commenced operations on February 27, 2017.

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 62/365 for the actual example (to reflect the actual number of days the Fund was in operation in the period).

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	5,080	$302,361
iShares Core MSCI Emerging Markets Fund	1,390	67,693
iShares Core S&P Total US Stock Market Fund	15,050	821,278
iShares Core U.S. Aggregate Bond Fund	1,160	126,730
iShares Edge MSCI Min Vol EAFE Fund	2,220	149,317
iShares Edge MSCI Min Vol Emerging Markets Fund	620	33,647
iShares Edge MSCI Min Vol USA Fund	5,690	275,339
iShares TIPS Bond Fund	190	21,852
PowerShares S&P 500 Low Volatility Portfolio	6,270	274,877

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,450	33,669
PowerShares S&P International Developed Low Volatility Portfolio	4,730	148,333
PowerShares S&P MidCap Low Volatility Portfolio	3,330	142,258
PowerShares S&P SmallCap Low Volatility Portfolio	1,490	64,696
SPDR SSGA US Small Cap Low Volatility Index Fund	690	64,145

Total Investments (99.3%) (Cost $2,485,617)		2,526,195
Other Assets Less Liabilities (0.7%)		18,836

Net Assets (100%)		$2,545,031

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,526,195	$—	$—	$2,526,195

Total Assets	$2,526,195	$—	$—	$2,526,195

Total Liabilities	$—	$—	$—	$—

Total	$2,526,195	$—	$—	$2,526,195

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The Fund held no derivatives contracts during the period ended April 30, 2017.

Investment security transactions for the period ended April 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$2,485,617
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,615
Aggregate gross unrealized depreciation	(1,037)

Net unrealized appreciation	$40,578

Federal income tax cost of investments	$2,485,617

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $2,485,617)	$2,526,195
Cash	15,968
Receivable from investment adviser	7,311
Deferred offering cost	2,992
Other assets	1,287

Total assets	2,553,753

LIABILITIES
Transfer agent fees payable	3,341
Trustees’ fees payable	27
Accrued expenses	5,354

Total liabilities	8,722

NET ASSETS	$2,545,031

Net assets were comprised of:
Paid in capital	$2,500,000
Accumulated undistributed net investment income (loss)	4,453
Accumulated undistributed net realized gain (loss) on investments	—
Net unrealized appreciation (depreciation) on investments	40,578

Net assets	$2,545,031

Class I
Net asset value and redemption price per share, $2,545,031 / 250,000 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.18

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2017* (Unaudited)

INVESTMENT INCOME
Dividends	$6,638
Interest	22

Total income	6,660

EXPENSES
Professional fees	10,371
Transfer agent fees	3,843
Investment advisory fees	2,130
Administrative fees	639
Custodian fees	618
Offering costs	613
Printing and mailing expenses	259
Trustees’ fees	39
Miscellaneous	942

Gross expenses	19,454
Less: Waiver from investment adviser	(2,769)
Reimbursement from investment adviser	(14,478)

Net expenses	2,207

NET INVESTMENT INCOME (LOSS)	4,453

REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on investments	40,578

NET REALIZED AND UNREALIZED GAIN (LOSS)	40,578

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,031

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to April 30, 2017 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,453
Net change in unrealized appreciation (depreciation) on investments	40,578

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,031

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,000 shares]	2,500,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,545,031
NET ASSETS:
Beginning of period	—

End of period (a)	$2,545,031

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,453

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02
Net realized and unrealized gain (loss) on investments	0.16

Total from investment operations	0.18

Net asset value, end of period	$10.18

Total return (b)	1.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,545
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.04	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.09	)%(l)
Portfolio turnover rate (z)^	0%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2055 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/17
Since Incept.
Fund – Class I Shares*	1.90%
S&P Target Date 2055 Index	1.82
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

There is insufficient history available to provide meaningful highlights in this report. Please see the 1290funds.com website for more information about the Fund, its investment process and performance.

Table by Asset Class (as a percentage of Total Investment Companies)
As of April 30, 2017
Equity	99.1%
Fixed Income	0.9

Top 10 Holdings (as a percentage of Total Investments)
As of April 30, 2017
iShares Core S&P Total US Stock Market Fund	34.3%
iShares Core MSCI EAFE Fund	12.6
iShares Edge MSCI Min Vol USA Fund	11.5
PowerShares S&P 500 Low Volatility Portfolio	11.4
iShares Edge MSCI Min Vol EAFE Fund	6.2
PowerShares S&P International Developed Low Volatility Portfolio	6.2
PowerShares S&P MidCap Low Volatility Portfolio	5.9
iShares Core MSCI Emerging Markets Fund	2.8
PowerShares S&P SmallCap Low Volatility Portfolio	2.7
SPDR SSGA US Small Cap Low Volatility Index Fund	2.7
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on February 27, 2017, the ‘Hypothetical Expenses Paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

1290 RETIREMENT 2055 FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/16†	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class I
Actual	$1,000.00	$1,019.00	$0.88
Hypothetical (5% average return before expenses)	1,000.00	1,022.24	2.59

†  Commenced operations on February 27, 2017.

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 62/365 for the actual example (to reflect the actual number of days the Fund was in operation in the period).

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	5,350	$318,432
iShares Core MSCI Emerging Markets Fund	1,460	71,102
iShares Core S&P Total US Stock Market Fund	15,850	864,934
iShares Core U.S. Aggregate Bond Fund	190	20,758
iShares Edge MSCI Min Vol EAFE Fund	2,340	157,388
iShares Edge MSCI Min Vol Emerging Markets Fund	650	35,276
iShares Edge MSCI Min Vol USA Fund	6,000	290,340
iShares TIPS Bond Fund	30	3,450
PowerShares S&P 500 Low Volatility Portfolio	6,600	289,344

PowerShares S&P Emerging Markets Low Volatility Portfolio	1,530	35,527
PowerShares S&P International Developed Low Volatility Portfolio	4,980	156,173
PowerShares S&P MidCap Low Volatility Portfolio	3,510	149,947
PowerShares S&P SmallCap Low Volatility Portfolio	1,570	68,169
SPDR SSGA US Small Cap Low Volatility Index Fund	730	67,863

Total Investments (99.3%) (Cost $2,486,485)		2,528,703
Other Assets Less Liabilities (0.7%)		17,849

Net Assets (100%)		$2,546,552

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,528,703	$—	$—	$2,528,703

Total Assets	$2,528,703	$—	$—	$2,528,703

Total Liabilities	$—	$—	$—	$—

Total	$2,528,703	$—	$—	$2,528,703

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The Fund held no derivatives contracts during the period ended April 30, 2017.

Investment security transactions for the period ended April 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$2,486,485
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,312
Aggregate gross unrealized depreciation	(1,094)

Net unrealized appreciation	$42,218

Federal income tax cost of investments	$2,486,485

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $2,486,485)	$2,528,703
Cash	14,978
Receivable from investment adviser	7,316
Deferred offering cost	2,992
Other assets	1,287

Total assets	2,555,276

LIABILITIES
Transfer agent fees payable	3,341
Trustees’ fees payable	27
Accrued expenses	5,356

Total liabilities	8,724

NET ASSETS	$2,546,552

Net assets were comprised of:
Paid in capital	$2,500,000
Accumulated undistributed net investment income (loss)	4,334
Accumulated undistributed net realized gain (loss) on investments	—
Net unrealized appreciation (depreciation) on investments	42,218

Net assets	$2,546,552

Class I
Net asset value and redemption price per share, $2,546,552 / 250,000 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.19

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2017* (Unaudited)

INVESTMENT INCOME
Dividends	$6,510
Interest	22

Total income	6,532

EXPENSES
Professional fees	10,371
Transfer agent fees	3,843
Investment advisory fees	2,131
Administrative fees	639
Custodian fees	618
Offering costs	613
Printing and mailing expenses	259
Trustees’ fees	39
Miscellaneous	942

Gross expenses	19,455
Less: Waiver from investment adviser	(2,770)
Reimbursement from investment adviser	(14,487)

Net expenses	2,198

NET INVESTMENT INCOME (LOSS)	4,334

REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on investments	42,218

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,218

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,552

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to April 30, 2017 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,334
Net change in unrealized appreciation (depreciation) on investments	42,218

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	46,552

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,000 shares]	2,500,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,546,552
NET ASSETS:
Beginning of period	—

End of period (a)	$2,546,552

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,334

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02
Net realized and unrealized gain (loss) on investments	0.17

Total from investment operations	0.19

Net asset value, end of period	$10.19

Total return (b)	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,547
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.02	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.12	)%(l)
Portfolio turnover rate (z)^	0%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2060 FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

PERFORMANCE RESULTS

Total Returns as of 4/30/17
Since Incept.
Fund – Class I Shares*	1.90%
S&P Target Date 2060 Index	1.84
* Date of inception 2/27/17. Returns for periods less than one year are not annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

There is insufficient history available to provide meaningful highlights in this report. Please see the 1290funds.com website for more information about the Fund, its investment process and performance.

Table by Asset Class (as a percentage of Total Investment Companies)
As of April 30, 2017
Equity	100.0%

Top 10 Holdings (as a percentage of Total Investments)
As of April 30, 2017
iShares Core S&P Total US Stock Market Fund	34.6%
iShares Core MSCI EAFE Fund	12.7
iShares Edge MSCI Min Vol USA Fund	11.6
PowerShares S&P 500 Low Volatility Portfolio	11.6
iShares Edge MSCI Min Vol EAFE Fund	6.3
PowerShares S&P International Developed Low Volatility Portfolio	6.2
PowerShares S&P MidCap Low Volatility Portfolio	6.0
iShares Core MSCI Emerging Markets Fund	2.8
SPDR SSGA US Small Cap Low Volatility Index Fund	2.7
PowerShares S&P SmallCap Low Volatility Portfolio	2.7

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on February 27, 2017, the ‘Hypothetical Expenses Paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

1290 RETIREMENT 2060 FUND (Unaudited)

EXAMPLE

	Beginning Account Value 11/1/16†	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class I
Actual	$1,000.00	$1,019.00	$0.88
Hypothetical (5% average return before expenses)	1,000.00	1,022.24	2.58

†  Commenced operations on February 27, 2017.

*   Expenses are equal to the Fund’s Class I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 62/365 for the actual example (to reflect the actual number of days the Fund was in operation in the period).

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Core MSCI EAFE Fund	5,410	$322,003
iShares Core MSCI Emerging Markets Fund	1,480	72,076
iShares Core S&P Total US Stock Market Fund	16,010	873,665
iShares Edge MSCI Min Vol EAFE Fund	2,360	158,734
iShares Edge MSCI Min Vol Emerging Markets Fund	660	35,818
iShares Edge MSCI Min Vol USA Fund	6,060	293,243
PowerShares S&P 500 Low Volatility Portfolio	6,670	292,413
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,540	35,759

PowerShares S&P International Developed Low Volatility Portfolio	5,030	157,741
PowerShares S&P MidCap Low Volatility Portfolio	3,550	151,656
PowerShares S&P SmallCap Low Volatility Portfolio	1,580	68,604
SPDR SSGA US Small Cap Low Volatility Index Fund	740	68,793

Total Investments (99.4%) (Cost $2,487,930)		2,530,505
Other Assets Less Liabilities (0.6%)		16,382

Net Assets (100%)		$2,546,887

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,530,505	$—	$—	$2,530,505

Total Assets	$2,530,505	$—	$—	$2,530,505

Total Liabilities	$—	$—	$—	$—

Total	$2,530,505	$—	$—	$2,530,505

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2017.

The Fund held no derivatives contracts during the period ended April 30, 2017.

Investment security transactions for the period ended April 30, 2017 were as follows:

Cost of Purchases:
Investment Companies	$2,487,930
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,680
Aggregate gross unrealized depreciation	(1,105)

Net unrealized appreciation	$42,575

Federal income tax cost of investments	$2,487,930

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $2,487,930)	$2,530,505
Cash	13,510
Receivable from investment adviser	7,317
Deferred offering cost	2,992
Other assets	1,286

Total assets	2,555,610

LIABILITIES
Transfer agent fees payable	3,341
Trustees’ fees payable	27
Accrued expenses	5,355

Total liabilities	8,723

NET ASSETS	$2,546,887

Net assets were comprised of:
Paid in capital	$2,500,000
Accumulated undistributed net investment income (loss)	4,312
Accumulated undistributed net realized gain (loss) on investments	—
Net unrealized appreciation (depreciation) on investments	42,575

Net assets	$2,546,887

Class I
Net asset value and redemption price per share, $2,546,887 / 250,000 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.19

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2017* (Unaudited)

INVESTMENT INCOME
Dividends	$6,487
Interest	22

Total income	6,509

EXPENSES
Professional fees	10,371
Transfer agent fees	3,843
Investment advisory fees	2,131
Administrative fees	639
Custodian fees	618
Offering costs	613
Printing and mailing expenses	259
Trustees’ fees	39
Miscellaneous	943

Gross expenses	19,456
Less: Waiver from investment adviser	(2,770)
Reimbursement from investment adviser	(14,489)

Net expenses	2,197

NET INVESTMENT INCOME (LOSS)	4,312

REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation (depreciation) on investments	42,575

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,575

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,887

*	The Fund commenced operations on February 27, 2017.

STATEMENT OF CHANGES IN NET ASSETS	February 27, 2017* to April 30, 2017 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,312
Net change in unrealized appreciation (depreciation) on investments	42,575

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	46,887

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 250,000 shares ]	2,500,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,500,000

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,546,887
NET ASSETS:
Beginning of period	—

End of period (a)	$2,546,887

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,312

* The Fund commenced operations on February 27, 2017.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

FINANCIAL HIGHLIGHTS

Class I	February 27, 2017* to April 30, 2017 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02
Net realized and unrealized gain (loss) on investments	0.17

Total from investment operations	0.19

Net asset value, end of period	$10.19

Total return (b)	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,547
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.01	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.12	)%(l)
Portfolio turnover rate (z)^	0%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 SMARTBETA EQUITY FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISER

➢	AXA Rosenberg Investment Management LLC

PERFORMANCE RESULTS

Total Returns as of 4/30/17
		6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge	10.72%	10.82%	6.03%
	with Sales Charge (a)	4.59	4.69	3.63
Fund – Class I Shares*		10.79	11.00	6.26
Fund – Class R Shares*		10.55	10.55	5.75
Fund – Class T Shares*†	without Sales Charge	10.79	11.11	6.26
	with Sales Charge (b)	8.05	8.36	5.16
MSCI World (Net) Index		12.12	14.65	5.80

*    Date of inception 11/12/14.

†    Class T Shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

(a)  A 5.50% front-end sales charge was deducted.

(b)  A 2.5% front-end sales charge was deducted.

      Returns for periods less than one year are not annualized

      Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — AXA Rosenberg Investment Management LLC

The six-month period ended April 30, 2017 was generally positive for equity markets across the globe. The election of Donald Trump as the President in the U.S. at the beginning of the period triggered a strong rally, particularly among more cyclically driven areas of the market. The U.S. dollar strengthened in the wake of the election and U.S. economic data continued to improve, leading the Federal Reserve’s rate-setting committee to raise rates in December. Meanwhile eurozone stocks performed well as the European Central Bank extended its quantitative easing program to stimulate economic growth.

Global equities continued to climb into the new year with U.S. stocks reaching record highs, driven by optimism about the economic outlook; however, the rally moderated somewhat in March as investor concerns about President Donald Trump’s ability to enact pro-growth policies dampened sentiment. Nonetheless, the economic news from the country was broadly positive, encouraging the Federal Reserve to raise interest rates. European economic data also showed improvement, although politics attracted the most attention amid elections in the Netherlands and France and the UK’s triggering of Article 50. Japanese equities were held back by a stronger yen as the economy registered its fourth consecutive quarter of growth.

There had been a marked recovery in value styles of investing in the second half of 2016, but this reversed as we moved closer to the new year, giving way to return of the reward to quality styles in the first quarter of 2017. The financials and information technology sectors led the market over the six-month period. The energy sector was the notable laggard — giving back recent gains — as rising oil inventories led to falling prices for crude.

Fund Highlights

The Fund rose in value over the period, capturing the bulk of returns delivered by equity markets during the period, but slightly underperformed the MSCI World (Net) Index. The strategy’s bias toward companies demonstrating higher-quality earnings growth proved beneficial, although the Fund’s low volatility profile went unrewarded.

What helped performance during the six-month period ended April 30, 2017:

•

The Fund’s bias toward stocks with superior earnings sustainability — a proprietary measure of earnings quality — was rewarded, driven by the latter half of the period. The positions in McDonald’s Corp. and Actelion Pharmaceuticals Ltd. were among the higher-quality names which contributed positively to active performance.

•

The Fund’s lower-than-benchmark exposure to the energy sector proved beneficial. The zero weight in Chevron and Schlumberger featured among the top contributors to relative performance at the individual stock level.

What hurt performance during the six-month period ended April 30, 2017:

•	The Fund’s avoidance of companies with higher volatility weighed on performance, as stocks exhibiting low volatility characteristics underperformed.

•

The Fund’s underweight exposure to the financial sector weighed on performance. At the individual stock level, not holding JPMorgan Chase and Bank of America were among the top detractors from relative performance over the period.

1290 SMARTBETA EQUITY FUND (Unaudited)

Sector Weightings as of April 30, 2017	% of Net Assets
Consumer Staples	16.9%
Industrials	16.3
Financials	15.8
Information Technology	11.4
Health Care	11.1
Consumer Discretionary	10.1
Utilities	6.1
Materials	3.3
Telecommunication Services	2.8
Real Estate	2.3
Energy	2.1
Investment Company	0.5
Cash and Other	1.3

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class A
Actual	$1,000.00	$1,107.20	$6.66
Hypothetical (5% average return before expenses)	1,000.00	1,018.47	6.38
Class I
Actual	1,000.00	1,107.90	5.38
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.15
Class R
Actual	1,000.00	1,105.50	7.99
Hypothetical (5% average return before expenses)	1,000.00	1,017.21	7.65
Class T**
Actual	1,000.00	1,107.90	5.38
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.16

*   Expenses are equal to the Fund’s Class A, I, R and T shares annualized expense ratios of 1.28%, 1.03%, 1.53% and 1.03%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.9%)
Bridgestone Corp.	600	$25,017
Continental AG	100	22,385
Delphi Automotive plc	300	24,120
Lear Corp.	100	14,266
Magna International, Inc.	300	12,532
Valeo SA	270	19,411

		117,731

Automobiles (0.5%)
Bayerische Motoren Werke AG	300	28,643
Subaru Corp.	400	15,114
Suzuki Motor Corp.	300	12,519
Toyota Motor Corp.	200	10,828

		67,104

Distributors (0.2%)
Genuine Parts Co.	300	27,606

Hotels, Restaurants & Leisure (2.0%)
Compass Group plc	2,000	40,359
McDonald’s Corp.	800	111,944
Sodexo SA	200	25,424
Starbucks Corp.	900	54,054
Whitbread plc	200	10,452
Yum Brands, Inc.	400	26,300

		268,533

Household Durables (0.2%)
Persimmon plc	300	9,054
Sekisui House Ltd.	1,000	16,591
Techtronic Industries Co. Ltd.	500	2,147

		27,792

Leisure Products (0.2%)
Bandai Namco Holdings, Inc.	200	6,270
Shimano, Inc.	100	15,277

		21,547

Media (1.4%)
CBS Corp. (Non-Voting), Class B	300	19,968
Comcast Corp., Class A	1,700	66,623
Omnicom Group, Inc.	200	16,424
Singapore Press Holdings Ltd.	2,000	4,967
Walt Disney Co. (The)	600	69,360
WPP plc	400	8,564

		185,906

Multiline Retail (0.2%)
Dollar General Corp.	300	21,813

Specialty Retail (3.4%)
Foot Locker, Inc.	200	15,468
Hennes & Mauritz AB, Class B	1,200	29,725
Home Depot, Inc. (The)	700	109,270
Industria de Diseno Textil SA	1,200	46,025
L Brands, Inc.	200	10,562
Lowe’s Cos., Inc.	600	50,928
Nitori Holdings Co. Ltd.	100	13,016
O’Reilly Automotive, Inc.*	100	24,815
Ross Stores, Inc.	500	32,500
TJX Cos., Inc. (The)	900	70,776
Ulta Beauty, Inc.*	100	28,144
USS Co. Ltd.	500	8,836

		440,065

Textiles, Apparel & Luxury Goods (1.1%)
Burberry Group plc	400	8,362
Luxottica Group SpA	300	17,385
LVMH Moet Hennessy Louis Vuitton SE	150	37,009
NIKE, Inc., Class B	1,000	55,410
Pandora A/S	100	10,808
VF Corp.	400	21,852

		150,826

Total Consumer Discretionary		1,328,923

Consumer Staples (16.9%)
Beverages (3.7%)
Asahi Group Holdings Ltd.	600	22,633
Brown-Forman Corp., Class B	400	18,928
Coca-Cola Co. (The)	3,000	129,450
Constellation Brands, Inc., Class A	100	17,254
Diageo plc	2,400	69,832
Dr Pepper Snapple Group, Inc.	300	27,495
Heineken NV	300	26,748
Kirin Holdings Co. Ltd.	1,000	19,430
PepsiCo, Inc.	1,100	124,608
Pernod Ricard SA	200	25,021

		481,399

Food & Staples Retailing (2.1%)
Alimentation Couche-Tard, Inc., Class B	400	18,396
Costco Wholesale Corp.	500	88,760
Kroger Co. (The)	1,000	29,650
Seven & i Holdings Co. Ltd.	900	38,027
Sysco Corp.	900	47,583
Wal-Mart Stores, Inc.	400	30,072
Wesfarmers Ltd.	400	12,879
Woolworths Ltd.	800	16,102

		281,469

Food Products (3.2%)
Campbell Soup Co.	200	11,508
Danone SA	800	55,929
General Mills, Inc.	900	51,759
Hershey Co. (The)	200	21,640
Hormel Foods Corp.	400	14,032
Kellogg Co.	300	21,300
Kraft Heinz Co. (The)	600	54,234
McCormick & Co., Inc. (Non-Voting)	200	19,980
MEIJI Holdings Co. Ltd.	100	8,487
Mondelez International, Inc., Class A	1,600	72,048
Nestle SA (Registered)	1,000	77,035
WH Group Ltd.§	14,000	12,509

		420,461

Household Products (3.4%)
Church & Dwight Co., Inc.	400	19,812
Clorox Co. (The)	200	26,738

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Colgate-Palmolive Co.	1,200	$86,448
Henkel AG & Co. KGaA (Preference) (q)	400	54,465
Kimberly-Clark Corp.	500	64,875
Procter & Gamble Co. (The)	1,400	122,262
Reckitt Benckiser Group plc	600	55,261
Svenska Cellulosa AB SCA, Class B	500	16,563

		446,424

Personal Products (2.0%)
Beiersdorf AG	200	19,899
Estee Lauder Cos., Inc. (The), Class A	200	17,428
Kao Corp.	500	27,576
L’Oreal SA	270	53,778
Unilever NV (CVA)	1,400	73,422
Unilever plc	1,300	66,879

		258,982

Tobacco (2.5%)
Altria Group, Inc.	1,400	100,492
British American Tobacco plc	900	60,790
Imperial Brands plc	600	29,391
Japan Tobacco, Inc.	1,000	33,245
Philip Morris International, Inc.	1,000	110,840

		334,758

Total Consumer Staples		2,223,493

Energy (2.1%)
Oil, Gas & Consumable Fuels (2.1%)
Enbridge, Inc.	400	16,580
Exxon Mobil Corp.	1,300	106,145
Royal Dutch Shell plc, Class A	400	10,405
Snam SpA	3,000	13,261
TOTAL SA	1,100	56,520
TransCanada Corp.	1,500	69,646

Total Energy		272,557

Financials (15.8%)
Banks (7.0%)
Bank Hapoalim BM	2,000	12,486
Bank of Montreal	1,000	70,811
Bank of Nova Scotia (The)	700	38,911
BB&T Corp.	400	17,272
Canadian Imperial Bank of Commerce	700	56,536
Commonwealth Bank of Australia	400	26,178
Danske Bank A/S	400	14,528
DBS Group Holdings Ltd.	1,000	13,850
Hang Seng Bank Ltd.	1,400	28,384
ING Groep NV	1,400	22,791
Lloyds Banking Group plc	27,000	24,200
M&T Bank Corp.	200	31,082
Mizuho Financial Group, Inc.	7,300	13,333
National Australia Bank Ltd.	600	15,276
Nordea Bank AB	2,000	24,612
Oversea-Chinese Banking Corp. Ltd.	1,000	7,014
PNC Financial Services Group, Inc. (The)	400	47,900
Resona Holdings, Inc.	1,500	8,340
Royal Bank of Canada	1,200	82,168
Skandinaviska Enskilda Banken AB, Class A	1,000	11,516
Svenska Handelsbanken AB, Class A	2,000	28,383
Swedbank AB, Class A	1,200	28,438
Toronto-Dominion Bank (The)	1,900	89,401
United Overseas Bank Ltd.	1,000	15,603
US Bancorp	1,800	92,304
Wells Fargo & Co.	1,600	86,144
Westpac Banking Corp.	500	13,126

		920,587

Capital Markets (1.8%)
ASX Ltd.	200	7,596
Brookfield Asset Management, Inc., Class A	1,200	44,359
CME Group, Inc.	300	34,857
Macquarie Group Ltd.	200	13,928
Moody’s Corp.	200	23,664
S&P Global, Inc.	200	26,838
Singapore Exchange Ltd.	1,000	5,296
T Rowe Price Group, Inc.	300	21,267
Thomson Reuters Corp.	700	31,809
UBS Group AG (Registered)	1,800	30,754

		240,368

Consumer Finance (0.8%)
American Express Co.	600	47,550
Discover Financial Services	400	25,036
Synchrony Financial	900	25,020

		97,606

Diversified Financial Services (1.0%)
Berkshire Hathaway, Inc., Class B*	800	132,168

Insurance (5.2%)
AIA Group Ltd.	4,200	29,077
Allianz SE (Registered)	210	39,986
Allstate Corp. (The)	400	32,516
Aon plc	400	47,936
Arch Capital Group Ltd.*	200	19,394
Assicurazioni Generali SpA	1,000	15,828
Baloise Holding AG (Registered)	90	13,197
Chubb Ltd.	500	68,625
Cincinnati Financial Corp.	300	21,627
Hannover Rueck SE	100	11,993
Legal & General Group plc	3,000	9,563
Marsh & McLennan Cos., Inc.	700	51,891
Medibank Pvt Ltd.	1,800	3,922
MS&AD Insurance Group Holdings, Inc.	300	9,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	250	47,916
Progressive Corp. (The)	900	35,748
Prudential plc	1,200	26,671
Sampo OYJ, Class A	600	28,751
SCOR SE*	400	15,825
Sun Life Financial, Inc.	600	21,190
Suncorp Group Ltd.	1,000	10,333

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Swiss Re AG	400	$34,814
T&D Holdings, Inc.	900	13,350
Tokio Marine Holdings, Inc.	500	21,045
Travelers Cos., Inc. (The)	300	36,498
Zurich Insurance Group AG	50	13,839

		681,309

Total Financials		2,072,038

Health Care (11.1%)
Biotechnology (1.2%)
AbbVie, Inc.	400	26,376
Amgen, Inc.	400	65,328
Biogen, Inc.*	200	54,242
CSL Ltd.	200	19,851

		165,797

Health Care Equipment & Supplies (2.4%)
Baxter International, Inc.	500	27,840
Becton Dickinson and Co.	200	37,394
Boston Scientific Corp.*	700	18,466
Coloplast A/S, Class B	200	17,120
CR Bard, Inc.	100	30,748
Danaher Corp.	500	41,665
Edwards Lifesciences Corp.*	200	21,934
Hoya Corp.	400	19,104
IDEXX Laboratories, Inc.*	100	16,773
Stryker Corp.	500	68,185
Sysmex Corp.	200	12,164

		311,393

Health Care Providers & Services (1.4%)
Fresenius Medical Care AG & Co. KGaA	200	17,745
HCA Holdings, Inc.*	200	16,842
Henry Schein, Inc.*	100	17,380
McKesson Corp.	100	13,829
Sonic Healthcare Ltd.	600	9,924
UnitedHealth Group, Inc.	600	104,928

		180,648

Life Sciences Tools & Services (0.4%)
Quintiles IMS Holdings, Inc.*	200	16,856
Thermo Fisher Scientific, Inc.	100	16,533
Waters Corp.*	100	16,989

		50,378

Pharmaceuticals (5.7%)
Astellas Pharma, Inc.	1,400	18,436
Bayer AG (Registered)	400	49,498
Bristol-Myers Squibb Co.	700	39,235
Eli Lilly & Co.	900	73,854
GlaxoSmithKline plc	900	18,068
Johnson & Johnson	1,200	148,164
Merck & Co., Inc.	1,700	105,961
Mitsubishi Tanabe Pharma Corp.	700	14,204
Novo Nordisk A/S, Class B	800	31,130
Orion OYJ, Class B	200	11,470
Otsuka Holdings Co. Ltd.	500	22,996
Pfizer, Inc.	2,900	98,368
Roche Holding AG	240	62,786
Sanofi	200	18,869
Shionogi & Co. Ltd.	200	10,286
Zoetis, Inc.	400	22,444

		745,769

Total Health Care		1,453,985

Industrials (16.3%)
Aerospace & Defense (4.1%)
Airbus SE	400	32,343
BAE Systems plc	2,000	16,242
Boeing Co. (The)	400	73,932
General Dynamics Corp.	400	77,516
Lockheed Martin Corp.	300	80,835
Northrop Grumman Corp.	300	73,788
Raytheon Co.	400	62,084
Rockwell Collins, Inc.	200	20,818
Rolls-Royce Holdings plc*	800	8,414
Rolls-Royce Holdings plc, Class C*	56,800	74
Safran SA	200	16,562
Singapore Technologies Engineering Ltd.	2,000	5,425
Thales SA	100	10,514
United Technologies Corp.	500	59,495

		538,042

Air Freight & Logistics (1.2%)
CH Robinson Worldwide, Inc.	200	14,540
Deutsche Post AG (Registered)	1,200	43,136
Expeditors International of Washington, Inc.	200	11,218
United Parcel Service, Inc., Class B	800	85,968

		154,862

Building Products (0.5%)
Assa Abloy AB, Class B	1,200	25,999
Daikin Industries Ltd.	200	19,421
Geberit AG (Registered)	50	22,774

		68,194

Commercial Services & Supplies (0.9%)
Cintas Corp.	100	12,247
Republic Services, Inc.	400	25,196
Secom Co. Ltd.	300	21,761
Waste Management, Inc.	800	58,224

		117,428

Construction & Engineering (0.5%)
Skanska AB, Class B	600	14,354
Taisei Corp.	1,000	7,625
Vinci SA	500	42,537

		64,516

Electrical Equipment (0.7%)
Emerson Electric Co.	500	30,140
Legrand SA	300	19,421
Mitsubishi Electric Corp.	1,000	13,941
Nidec Corp.	100	9,168
Rockwell Automation, Inc.	100	15,735

		88,405

Industrial Conglomerates (2.2%)
3M Co.	400	78,332
General Electric Co.	600	17,394

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Honeywell International, Inc.	700	$91,798
Roper Technologies, Inc.	200	43,740
Siemens AG (Registered)	400	57,341

		288,605

Machinery (1.7%)
Atlas Copco AB, Class A	1,000	37,393
Cummins, Inc.	100	15,094
Deere & Co.	100	11,161
FANUC Corp.	100	20,323
Fortive Corp.	700	44,282
Illinois Tool Works, Inc.	400	55,236
Schindler Holding AG	70	14,303
Snap-on, Inc.	100	16,753
Wartsila OYJ Abp	200	12,178

		226,723

Professional Services (0.9%)
Equifax, Inc.	200	27,062
Experian plc	400	8,595
Intertek Group plc	200	10,532
SGS SA (Registered)	7	15,752
Verisk Analytics, Inc.*	300	24,843
Wolters Kluwer NV	600	25,483

		112,267

Road & Rail (2.4%)
Canadian National Railway Co.	1,200	86,740
Canadian Pacific Railway Ltd.	100	15,322
Central Japan Railway Co.	100	16,762
ComfortDelGro Corp. Ltd.	3,000	5,883
DSV A/S	300	16,713
East Japan Railway Co.	300	26,788
Hankyu Hanshin Holdings, Inc.	400	13,205
Kintetsu Group Holdings Co. Ltd.	3,000	10,953
MTR Corp. Ltd.	3,500	20,159
Nagoya Railroad Co. Ltd.	1,000	4,593
Tobu Railway Co. Ltd.	3,000	15,205
Union Pacific Corp.	600	67,176
West Japan Railway Co.	300	20,033

		319,532

Trading Companies & Distributors (1.0%)
Ashtead Group plc	600	12,675
Brenntag AG	200	11,860
Bunzl plc	600	18,713
Fastenal Co.	200	8,936
ITOCHU Corp.	1,500	21,207
Marubeni Corp.	1,000	6,158
Wolseley plc	500	31,758
WW Grainger, Inc.	100	19,270

		130,577

Transportation Infrastructure (0.2%)
Aena SA§	90	15,882
Atlantia SpA	500	12,679

		28,561

Total Industrials		2,137,712

Information Technology (11.4%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	1,100	37,477
F5 Networks, Inc.*	100	12,913
Motorola Solutions, Inc.	200	17,194

		67,584

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	600	43,386
Hexagon AB, Class B	400	17,418
Keyence Corp.	100	40,188
Kyocera Corp.	400	22,642
Murata Manufacturing Co. Ltd.	100	13,407

		137,041

Internet Software & Services (0.4%)
Alphabet, Inc., Class A*	50	46,226

IT Services (4.3%)
Accenture plc, Class A	400	48,520
Amadeus IT Group SA, Class A	400	21,568
Atos SE	100	13,105
Automatic Data Processing, Inc.	700	73,143
Cognizant Technology Solutions Corp., Class A*	500	30,115
Fiserv, Inc.*	400	47,656
International Business Machines Corp.	500	80,145
Mastercard, Inc., Class A	800	93,056
Paychex, Inc.	600	35,568
Visa, Inc., Class A	1,300	118,586

		561,462

Semiconductors & Semiconductor Equipment (2.2%)
Analog Devices, Inc.	400	30,480
Infineon Technologies AG	1,000	20,697
KLA-Tencor Corp.	200	19,644
Lam Research Corp.	200	28,970
NVIDIA Corp.	500	52,150
QUALCOMM, Inc.	400	21,496
Skyworks Solutions, Inc.	200	19,948
Texas Instruments, Inc.	900	71,262
Tokyo Electron Ltd.	100	11,630
Xilinx, Inc.	200	12,622

		288,899

Software (2.0%)
Adobe Systems, Inc.*	200	26,748
Check Point Software Technologies Ltd.*	100	10,401
Electronic Arts, Inc.*	300	28,446
Intuit, Inc.	300	37,563
Microsoft Corp.	1,200	82,152
SAP SE	600	60,175
Synopsys, Inc.*	200	14,740

		260,225

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	700	100,555
FUJIFILM Holdings Corp.	300	11,125
HP, Inc.	1,000	18,820

		130,500

Total Information Technology		1,491,937

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.3%)
Chemicals (3.1%)
BASF SE	100	$9,745
Celanese Corp.	100	8,704
Dow Chemical Co. (The)	300	18,840
Ecolab, Inc.	400	51,636
EI du Pont de Nemours & Co.	300	23,925
Givaudan SA (Registered)	12	23,120
International Flavors & Fragrances, Inc.	100	13,859
LyondellBasell Industries NV, Class A	300	25,428
Monsanto Co.	400	46,644
Novozymes A/S, Class B	400	17,281
PPG Industries, Inc.	200	21,968
Praxair, Inc.	400	49,992
Sherwin-Williams Co. (The)	100	33,468
Shin-Etsu Chemical Co. Ltd.	300	26,061
Sika AG	3	19,146
Symrise AG	200	14,002

		403,819

Construction Materials (0.1%)
James Hardie Industries plc (CDI)	400	6,790

Containers & Packaging (0.1%)
Amcor Ltd.	1,500	17,645

Total Materials		428,254

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
American Tower Corp. (REIT)	300	37,782
AvalonBay Communities, Inc. (REIT)	100	18,984
Dexus Property Group (REIT)	1,200	9,165
Federal Realty Investment Trust (REIT)	100	13,089
Goodman Group (REIT)	3,500	21,255
GPT Group (The) (REIT)	3,000	11,794
Link REIT (REIT)	2,000	14,386
Mirvac Group (REIT)	4,100	6,969
Public Storage (REIT)	100	20,938
Scentre Group (REIT)	3,400	10,973
Segro plc (REIT)	2,000	12,582
Simon Property Group, Inc. (REIT)	300	49,578
Stockland (REIT)	4,500	16,342
Unibail-Rodamco SE (REIT)	160	39,293

		283,130

Real Estate Management & Development (0.1%)
Daito Trust Construction Co. Ltd.	100	14,712

Total Real Estate		297,842

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	2,900	114,927
Deutsche Telekom AG (Registered)	1,800	31,568
Nippon Telegraph & Telephone Corp.	900	38,503
Singapore Telecommunications Ltd.	10,000	26,769
Swisscom AG (Registered)	60	26,171
Telenor ASA	1,000	16,166
Telia Co. AB	3,000	12,227
Telstra Corp. Ltd.	6,300	19,907
Verizon Communications, Inc.	600	27,546

		313,784

Wireless Telecommunication Services (0.4%)
KDDI Corp.	1,200	31,815
NTT DOCOMO, Inc.	1,200	28,936

		60,751

Total Telecommunication Services		374,535

Utilities (6.1%)
Electric Utilities (3.3%)
American Electric Power Co., Inc.	600	40,698
CLP Holdings Ltd.	2,000	21,097
Duke Energy Corp.	400	33,000
Enel SpA	3,000	14,261
Eversource Energy	300	17,820
Fortis, Inc.	500	16,271
NextEra Energy, Inc.	400	53,424
PG&E Corp.	200	13,410
PPL Corp.	1,100	41,921
Red Electrica Corp. SA	400	7,799
Southern Co. (The)	1,600	79,680
SSE plc	2,000	36,033
Terna Rete Elettrica Nazionale SpA	3,000	15,130
Xcel Energy, Inc.	800	36,040

		426,584

Gas Utilities (0.4%)
Hong Kong & China Gas Co. Ltd.	13,000	25,972
Osaka Gas Co. Ltd.	3,000	11,230
Tokyo Gas Co. Ltd.	3,000	13,927

		51,129

Multi-Utilities (2.2%)
AGL Energy Ltd.	600	12,023
Ameren Corp.	300	16,407
CenterPoint Energy, Inc.	500	14,265
CMS Energy Corp.	400	18,160
Consolidated Edison, Inc.	200	15,856
Dominion Resources, Inc.	900	69,687
DTE Energy Co.	300	31,377
National Grid plc	4,200	54,398
Sempra Energy	500	56,510

		288,683

Water Utilities (0.2%)
American Water Works Co., Inc.	300	23,928
Severn Trent plc	300	9,034

		32,962

Total Utilities		799,358

Total Common Stocks (98.2%) (Cost $11,390,847)		12,880,634

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	65,410	$65,436

Total Short-Term Investment (0.5%) (Cost $65,432)		65,436

Total Investments (98.7%) (Cost $11,456,279)		12,946,070
Other Assets Less Liabilities (1.3%)		169,268

Net Assets (100%)		$13,115,338

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2017, the market value of these securities amounted to $28,391 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CDI	— Chess Depositary Interest
CVA	— Dutch Certification

Country Diversification As a Percentage of Total Net Assets
Australia	2.1%
Canada	4.9
Denmark	0.8
Finland	0.4
France	3.7
Germany	4.1
Hong Kong	1.2
Ireland	0.1
Israel	0.2
Italy	0.7
Japan	7.1
Netherlands	0.6
Norway	0.1
Singapore	0.6
Spain	0.7
Sweden	1.9
Switzerland	2.9
United Kingdom	5.3
United States	61.3
Cash and Other	1.3

100.0%

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 23,256, CAD 13,809, CHF 7,017, DKK 1,615, EUR 15,662, GBP 3,101, HKD 1,468, ILS 1,670, JPY 3,731, NOK 1,281, SEK 4,059 and SGD 1,825.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$884,734	$444,189	$—	$1,328,923
Consumer Staples	1,327,613	895,880	—	2,223,493
Energy	192,371	80,186	—	272,557
Financials	1,360,522	711,516	—	2,072,038
Health Care	1,100,334	353,651	—	1,453,985
Industrials	1,324,876	812,762	74	2,137,712

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Information Technology	$1,259,982	$231,955	$—	$1,491,937
Materials	294,464	133,790	—	428,254
Real Estate	140,371	157,471	—	297,842
Telecommunication Services	142,473	232,062	—	374,535
Utilities	578,454	220,904	—	799,358
Short-Term Investments
Investment Companies	65,436	—	—	65,436

Total Assets	$8,671,630	$4,274,366	$74	$12,946,070

Total Liabilities	$—	$—	$—	$—

Total	$8,671,630	$4,274,366	$74	$12,946,070

(a) A security with a market value of $19,980 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the six-months ended April 30, 2017.

The Fund held no derivatives contracts during the six-months ended April 30, 2017.

Investment security transactions for the six-months ended April 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,520,474
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,049,396

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,655,760
Aggregate gross unrealized depreciation	(182,517)

Net unrealized appreciation	$1,473,243

Federal income tax cost of investments	$11,472,827

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $11,456,279)	$12,946,070
Cash	5,000
Foreign cash (Cost $78,344)	78,494
Receivable for Fund shares sold	55,100
Dividends, interest and other receivables	34,013
Receivable from investment adviser	6,202
Other assets	108

Total assets	13,124,987

LIABILITIES
Payable for Fund shares redeemed	1,000
Distribution fees payable – Class A	75
Distribution fees payable – Class R	51
Accrued expenses	8,523

Total liabilities	9,649

NET ASSETS	$13,115,338

Net assets were comprised of:
Paid in capital	$11,692,934
Accumulated undistributed net investment income (loss)	58,497
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(126,038)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	1,489,945

Net assets	$13,115,338

Class A
Net asset value and redemption price per share, $367,885 / 32,765 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.23
Maximum sales charge (5.50% of offering price)	0.65

Maximum offering price per share	$11.88

Class I
Net asset value and redemption price per share, $12,505,816 / 1,113,178 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.23

Class R
Net asset value and redemption price per share, $125,583 / 11,195 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.22

Class T**
Net asset value and redemption price per share, $116,054 / 10,332 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.23
Maximum sales charge (2.50% of offering price)	0.29

Maximum offering price per share	$11.52

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends (net of $8,810 foreign withholding tax)	$147,915

EXPENSES
Investment advisory fees	42,128
Professional fees	32,240
Transfer agent fees	20,260
Registration and filing fees	18,993
Administrative fees	9,028
Custodian fees	8,597
Printing and mailing expenses	3,877
Trustees’ fees	599
Distribution fees – Class A	407
Distribution fees – Class T**	404
Distribution fees – Class R	296
Miscellaneous	7,780

Gross expenses	144,609
Less: Waiver from investment adviser	(51,156)
Waiver from distributor	(404)
Reimbursement from investment adviser	(30,335)

Net expenses	62,714

NET INVESTMENT INCOME (LOSS)	85,201

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(9,571)
Foreign currency transactions	(2,566)

Net realized gain (loss)	(12,137)

Change in unrealized appreciation (depreciation) on:
Investments	1,178,970
Foreign currency translations	646

Net change in unrealized appreciation (depreciation)	1,179,616

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,167,479

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,252,680

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$85,201	$145,786
Net realized gain (loss) on investments and foreign currency transactions	(12,137)	(84,951)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,179,616	118,992

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,252,680	179,827

DIVIDENDS :
Dividends from net investment income
Class A	(3,272)	(45,245)
Class I	(145,390)	(54,271)
Class R	(929)	(36,365)
Class T**	(1,415)	(17,317)

TOTAL DIVIDENDS:	(151,006)	(153,198)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 9,369 and 12,294 shares, respectively ]	98,258	124,475
Capital shares issued in reinvestment of dividends [ 199 and 111 shares, respectively ]	2,074	1,104
Capital shares repurchased [ (3,085) and (290,014) shares, respectively ]	(32,182)	(2,947,306)

Total Class A transactions	68,150	(2,821,727)

Class I
Capital shares sold [ 60,558 and 743,273 shares, respectively ]	650,648	7,563,544
Capital shares issued in reinvestment of dividends [ 1,194 and 234 shares, respectively ]	12,441	2,319
Capital shares repurchased [ (4,079) and (1,720) shares, respectively ]	(45,118)	(18,417)

Total Class I transactions	617,971	7,547,446

Class R
Capital shares sold [ 2 and 450 shares, respectively ]	17	4,614
Capital shares issued in reinvestment of dividends [ 3 and 0 shares, respectively ]	34	—
Capital shares repurchased [ (46) and (290,001) shares, respectively ]	(468)	(2,945,548)

Total Class R transactions	(417)	(2,940,934)

Class T**
Capital shares repurchased [ 0 and (90,000) shares, respectively ]	—	(915,126)

Total Class T transactions	—	(915,126)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	685,704	869,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,787,378	896,288
NET ASSETS:
Beginning of period	11,327,960	10,431,672

End of period (a)	$13,115,338	$11,327,960

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$58,497	$124,302

** Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016		November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$10.25	$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.12	##	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.03	0.04		0.16

Total from investment operations	1.09	0.16		0.27

Less distributions:
Dividends from net investment income	(0.11)	(0.15)		(0.03)

Net asset value, end of period	$11.23	$10.25		$10.24

Total return (b)	10.72%	1.58%		2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$368	$269		$3,111
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.28%	1.35%		1.35%
Before waivers and reimbursements (a)	2.63%	2.76%		4.21%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.20%	1.23	%(aa)	1.14	%(l)
Before waivers and reimbursements (a)	(0.15)%	(0.18	)%(aa)	(1.73	)%(l)
Portfolio turnover rate (z)^	17%	27%		29%

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016		November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$10.27	$10.26		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.15	##	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.02	0.03		0.15

Total from investment operations	1.10	0.18		0.29

Less distributions:
Dividends from net investment income	(0.14)	(0.17)		(0.03)

Net asset value, end of period	$11.23	$10.27		$10.26

Total return (b)	10.79%	1.84%		2.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,506	$10,838		$3,218
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.03%	1.10%		1.10%
Before waivers and reimbursements (a)	2.38%	2.51%		3.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.42%	1.44	%(bb)	1.38	%(l)
Before waivers and reimbursements (a)	0.07%	0.04	%(bb)	(1.48	)%(l)
Portfolio turnover rate (z)^	17%	27%		29%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016		November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$10.23	$10.22		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.10	##	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.02	0.03		0.16

Total from investment operations	1.07	0.13		0.25

Less distributions:
Dividends from net investment income	(0.08)	(0.12)		(0.03)

Net asset value, end of period	$11.22	$10.23		$10.22

Total return (b)	10.55%	1.32%		2.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$126	$115		$3,073
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.53%	1.60%		1.60%
Before waivers and reimbursements (a)	2.88%	3.01%		4.46%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.92%	0.98	%(cc)	0.89	%(l)
Before waivers and reimbursements (a)	(0.43)%	(0.43	)%(cc)	(1.98	)%(l)
Portfolio turnover rate (z)^	17%	27%		29%

Class T**	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016		November 12, 2014* to October 31, 2015
Net asset value, beginning of period	$10.27	$10.26		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.15	##	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.02	0.03		0.15

Total from investment operations	1.10	0.18		0.29

Less distributions:
Dividends from net investment income	(0.14)	(0.17)		(0.03)

Net asset value, end of period	$11.23	$10.27		$10.26

Total return (b)	10.79%	1.84%		2.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$116	$106		$1,029
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.03%	1.10%		1.10%
Before waivers and reimbursements (a)	3.12%	3.51%		4.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.42%	1.48	%(dd)	1.39	%(l)
Before waivers and reimbursements (a)	(0.67)%	(0.93	)%(dd)	(2.48	)%(l)
Portfolio turnover rate (z)^	17%	27%		29%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C shares.
##	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08, $0.11, $0.06 and $0.11 for Class A, Class I, Class R and Class T respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class A would be 0.85% for income after waivers and reimbursements and (0.56)% before waivers and reimbursements.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class I would be 1.07% for income after waivers and reimbursements and (0.34)% before waivers and reimbursements.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class R would be 0.61% for income after waivers and reimbursements and (0.80)% before waivers and reimbursements.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for Class T would be 1.11% for income after waivers and reimbursements and (1.30)% before waivers and reimbursements.

See Notes to Financial Statements.

1290 UNCONSTRAINED BOND MANAGERS FUND (Unaudited)

INVESTMENT ADVISER

➢	1290 Asset Managers®

INVESTMENT SUB-ADVISERS

➢	Pacific Investment Management Company LLC (PIMCO)

➢	TCW Investment Management Company

PERFORMANCE RESULTS

Total Returns as of 4/30/17
			6 Months	1 Year	Since Incept.
Fund – Class A Shares*	without Sales Charge		1.94%	4.63%	2.05%
	with Sales Charge (a	)	(2.69)	(0.07)	(0.49)
Fund – Class I Shares*			2.03	4.86	2.27
Fund – Class R Shares*			1.85	4.41	1.79
BofA Merrill Lynch USD 3-Month Deposit Offered Rate Constant Maturity Index			0.45	0.78	0.59
* Date of inception 7/6/15. (a) A 4.50% front-end sales charge was deducted. Returns for periods less than one year are not annualized Returns for periods greater than one year are annualized.

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For the most current month-end performance data please call 1-888-310-0416 or visit www.1290Funds.com.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Overview — Pacific Investment Management Company LLC (PIMCO)

Following Donald Trump’s election as president in November, much of the past six months was marked by surging optimism among U.S. businesses and consumers along with solid fundamentals that helped bolster risk appetites. However, the risk rally — spurred in part by expectations for growth-enhancing policies such as fiscal stimulus, tax reform and deregulation — moderated somewhat as policy setbacks raised concerns about the Trump administration’s ability to implement its pro-growth agenda.

Some post-election trends continued in the New Year: volatility remained relatively low, equities rallied, credit spreads tightened, and emerging assets rebounded despite geopolitical tensions flaring. Strong U.S. economic data, relatively easy financial conditions, and both business and consumer optimism gave the Federal Reserve an opportunity to continue on its path toward policy normalization, as it hiked rates 25 basis points (1 basis point = 1/100 of 1%) in both December 2016 and March 2017. Inflation expectations surged following the presidential election amid the incoming administration’s pro-growth rhetoric, but have since stabilized during the first quarter of 2017.

The fundamental economic backdrop remained healthy (and relatively unchanged). Supportive growth trends, including improving business activity indicators across developed and emerging regions, contributed to improved sentiment. Dutch and French election results tempered somewhat the risks related to more nationalist, anti-European Union outcomes in the eurozone. Still, an upcoming election in Germany presents a political event risk that remains on the horizon.

Fund Highlights

What helped performance during the six-month period ended April 30, 2017:

•	Exposure to non-agency mortgage backed securities (MBS) contributed to Fund performance.

•	An allocation to corporate credit, namely investment grade and high yield financials, benefited performance.

•	Long exposure to select emerging market currencies, such as the Russian ruble and Mexican peso, added to performance during the period.

•	Exposure to Treasury Inflation-Protected Securities (TIPS) was additive as inflation break-evens widened.

What helped performance during the six-month period ended April 30, 2017:

•	Interest rate strategies, specifically within the U.S. and the eurozone, were detrimental to performance for the period.

Overview — TCW Investment Management Company

Despite a slight blip in March in terms of trading enthusiasm as “Trump Trade” euphoria died down, equity markets were up and spread sectors largely outperformed Treasuries during the six-month period ended April 30, 2017. Front end U.S. Treasury rates were higher, with yields shorter than 6-months up by over 30 basis points (bps). Meanwhile, longer-dated yields (7-year to 30-year maturities) fell approximately 10 bps, ultimately leading to a flatter curve. High yield bonds continued to pace domestic fixed income markets, led higher by lower quality (CCC-rated) credits. U.S. investment grade corporate credit overall had slightly positive returns, led by financials, which benefited from expectations for tax reform and rising interest rates. Within industrials, metals & mining and energy were stand out performers, outpacing the broader corporate market. Among securitized issues, agency mortgage-backed securities (MBS) was the only sector to lag Treasuries, weighed down by expectations for rate hikes and balance sheet reduction by the Federal Reserve. In contrast, non-agency MBS continued to be supported by higher home prices and faster loan amortization to post strong return and, within asset-backed securities (ABS), FFELP student loans outperformed as the uncertainty surrounding rating downgrades dissipated with Moody’s concluding its review of currently rated FFELP transactions under its updated methodology late last year and Fitch now nearing the conclusion of its review. While commercial MBS (CMBS) fell, weighed down by agency CMBS issues, the sector outperformed Treasuries.

1290 UNCONSTRAINED BOND MANAGERS FUND (Unaudited)

Credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All Fund securities except for those labeled “No Rated” and “Other” have been rated by Moody’s, S&P or Fitch, which are each a Nationally Recognized Statistical Rating Organization (“NRSRO”). All Index securities except for those labeled “Not Rated” have been rated by Moody’s or S&P. Credit ratings are subject to change. One cannot invest directly into an index.

Fund Highlights

What helped performance during the six-month period ended April 30, 2017:

•

Returns were largely driven by the allocation to non-agency mortgage-backed securities (MBS), particularly bonds backed by alt-A and subprime collateral, which have benefited from continued improvement in fundamentals and solid demand.

•

An additional tailwind to returns came from the Fund’s emphasis within asset-backed securities (ABS) on government guaranteed FFELP student loans, which experienced spread tightening as uncertainty about downgrades dissipated once the rating review process neared conclusion.

•	The allocation to corporates was also additive, with the focus on communications and non-cyclical credits contributing most to returns.

•	Meanwhile, the Fund’s small exposure to emerging market debt and high yield credit contributed as both sectors outperformed considerably.

•	Finally, a small position in Japanese Government Bond T-bills, with the Yen exposure fully hedged out using a Dollar-Yen cross currency swap, added to performance over the period.

What hurt performance during the six-month period ended April 30, 2017:

•	The Fund experienced a slight drag on performance from negative issue selection within wirelines, retailers, and pharmaceuticals within corporates.

Sector Weightings as of April 30, 2017	% of Net Assets
Asset-Backed Securities	24.7%
Collateralized Mortgage Obligations	11.7
U.S. Treasury Obligations	10.7
Financials	9.8
Mortgage-Backed Securities	7.8
Commercial Mortgage-Backed Securities	7.6
Health Care	2.0
Telecommunication Services	1.8
Foreign Government Securities	1.7
Utilities	1.3
Energy	1.2
Consumer Discretionary	1.2
Real Estate	1.2
Consumer Staples	0.9
Industrials	0.7
Municipal Bonds	0.6
Information Technology	0.5
Materials	0.5
Options Purchased	0.1
Cash and Other	14.0

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2017 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

1290 UNCONSTRAINED BOND MANAGERS FUND (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expenses Paid During Period* 11/1/16 - 4/30/17
Class A
Actual	$1,000.00	$1,019.40	$6.76
Hypothetical (5% average return before expenses)	1,000.00	1,018.10	6.75
Class I
Actual	1,000.00	1,020.30	5.51
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.50
Class R
Actual	1,000.00	1,018.50	8.00
Hypothetical (5% average return before expenses)	1,000.00	1,016.86	8.00

*   Expenses are equal to the Fund’s Class A, I and R shares annualized expense ratios of 1.35%, 1.10% and 1.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (24.7%)
ABFC Trust,
Series 2006-OPT1 A2 1.131%, 9/25/36 (l)	$177,011	$167,795
Series 2007-NC1 A2 1.291%, 5/25/37 (l)§	250,000	197,813
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE6 M1 1.461%, 10/25/35 (l)	200,000	192,217
American Airlines Pass-Through Trust,
Series 2011-1 A 5.250%, 1/31/21	110,104	117,404
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R9 M2 1.966%, 10/25/34 (l)	120,444	120,655
AMMC CLO 17 Ltd.,
Series 2015-17A A1 2.639%, 11/15/27 (l)§	90,000	90,493
Babson CLO Ltd.,
Series 2014-3A AR 2.478%, 1/15/26 (l)§	90,000	90,171
Series 2014-IA A1R 2.306%, 7/20/25 (l)§	90,000	90,048
Ballyrock CLO LLC,
Series 2014-1A A1R 2.306%, 10/20/26 (l)§	90,000	90,002
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE2 2A2 1.101%, 2/25/37 (l)	209,524	204,936
BlueMountain CLO Ltd.,
Series 2015-1A A1R 2.485%, 4/13/27 (l)§	90,000	90,082
Brazos Higher Education Authority, Inc.,
Series 2011-1 A2 1.852%, 2/25/30 (l)	47,279	47,156
Cedar Funding V CLO Ltd.,
Series 2016-5A A1 2.768%, 7/17/28 (l)§	90,000	90,845
Chase Funding Trust,
Series 2002-3 2A1 1.631%, 8/25/32 (l)	4,078	3,824
Citibank Credit Card Issuance Trust,
Series 2008-A7 A7 2.368%, 5/20/20 (l)	115,000	116,527
Citigroup Mortgage Loan Trust,
Series 2006-HE2 A2C 1.141%, 8/25/36 (l)	36,065	35,944
Series 2007-AHL1 A2B 1.131%, 12/25/36 (l)	196,483	185,789
Series 2007-AMC1 A1 1.151%, 12/25/36 (l)§	196,448	118,413
Series 2007-FS1 1A1 4.584%, 10/25/37 (e)§	254,447	250,879
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates,
Series 2005-OPT3 M2 1.666%, 5/25/35 (l)	74,364	74,511
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC3 A1 1.251%, 3/25/37 (l)§	156,527	121,528

Continental Airlines Pass-Through Trust,
Series 1998-1 A 6.648%, 9/15/17	17,456	17,435
Countrywide Asset-Backed Certificates,
Series 2002-3 1A1 1.731%, 5/25/32 (l)	8,097	7,622
Series 2006-26 1A 1.131%, 6/25/37 (l)	155,279	129,772
Series 2007-2 1A 1.131%, 8/25/37 (l)	302,330	240,758
Series 2007-9 1A 1.191%, 6/25/47 (l)	380,735	287,933
CWABS Asset-Backed Certificates Trust,
Series 2004-15 MV4 2.266%, 4/25/35 (l)	180,000	180,464
Series 2005-3 MV5 1.661%, 8/25/35 (l)	200,000	194,397
Series 2006-14 2A2 1.141%, 2/25/37 (l)	131,774	130,041
Delta Air Lines Pass-Through Trust,
Series 2002-1 G-1 6.718%, 1/2/23	100,187	112,209
Dryden 41 Senior Loan Fund,
Series 2015-41A A 2.658%, 1/15/28 (l)§	90,000	90,749
Eaton Vance CLO Ltd.,
Series 2014-1A AR 2.358%, 7/15/26 (l)§	90,000	89,999
Education Loan Asset-Backed Trust I,
Series 2013-1 A1 1.791%, 6/25/26 (l)§	107,162	107,288
Finn Square CLO Ltd.,
Series 2012-1A A1R 2.367%, 12/24/23 (l)§	155,584	155,733
First Franklin Mortgage Loan Trust,
Series 2005-FF10 A5 1.351%, 11/25/35 (l)	500,000	411,682
Series 2005-FF5 M2 1.726%, 5/25/35 (l)	100,193	100,009
Series 2006-FF10 A4 1.141%, 7/25/36 (l)	172,435	170,945
First NLC Trust,
Series 2007-1 A3 1.171%, 8/25/37 (l)§	213,853	122,985
Flagship CLO VIII Ltd.,
Series 2014-8A AR 2.408%, 1/16/26 (l)§	90,000	89,999
Flatiron CLO Ltd.,
Series 2014-1A A1R 2.338%, 7/17/26 (l)§	250,000	250,404
Greenpoint Manufactured Housing,
Series 2000-1 A4 8.140%, 3/20/30 (l)	146,140	152,419
GSAMP Trust,
Series 2006-FM3 A2C 1.191%, 11/25/36 (l)	289,578	163,293
Home Equity Asset Trust,
Series 2005-3 M5 1.681%, 8/25/35 (l)	200,000	165,177
Honda Auto Receivables Owner Trust,
Series 2015-4 A3 1.230%, 9/23/19	90,000	89,794

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

HSI Asset Securitization Corp. Trust,
Series 2006-HE1 2A1 1.041%, 10/25/36 (l)	$34,246	$16,029
J.G. Wentworth XXXVIII LLC,
Series 2017-1A A 3.990%, 8/16/60§	175,000	180,257
JP Morgan Mortgage Acquisition Corp.,
Series 2006-FRE2 M1 1.331%, 2/25/36 (l)	200,000	169,707
JP Morgan Mortgage Acquisition Trust,
Series 2006-WMC2 A1 1.126%, 7/25/36 (l)	153,252	116,915
Series 2007-CH1 AV5 1.231%, 11/25/36 (l)	115,664	115,414
Series 2007-CH4 A4 1.151%, 1/25/36 (l)	547,795	530,173
Limerock CLO III LLC,
Series 2014-3A A1R 2.356%, 10/20/26 (l)§	90,000	90,000
Long Beach Mortgage Loan Trust,
Series 2005-1 M2 1.786%, 2/25/35 (l)	71,964	71,730
Series 2005-2 M4 1.921%, 4/25/35 (l)	143,067	143,313
Series 2005-3 1A 1.251%, 8/25/45 (l)	202,179	176,465
Series 2006-10 2A2 1.101%, 11/25/36 (l)	476,028	216,047
MASTR Asset-Backed Securities Trust,
Series 2006-AB1 A2 1.221%, 2/25/36 (l)	7,572	7,573
Series 2006-HE1 A4 1.281%, 1/25/36 (l)	257,621	256,377
Mastr Specialized Loan Trust,
Series 2007-1 A 1.361%, 1/25/37 (l)§	377,441	218,301
Mill Creek II CLO Ltd.,
Series 2016-1A A 2.780%, 4/20/28 (l)§	90,000	91,555
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE3 A2A 1.051%, 12/25/36 (l)	599,334	366,725
Series 2007-NC2 A1 1.121%, 2/25/37 (l)§	183,710	132,862
Morgan Stanley Home Equity Loan Trust,
Series 2006-3 A4 1.251%, 4/25/36 (l)	407,690	313,299
Series 2007-1 A3 1.131%, 12/25/36 (l)	305,372	170,222
National Collegiate Student Loan Trust,
Series 2006-4 A3 1.251%, 2/26/29 (l)	83,363	82,470
Navient Student Loan Trust,
Series 2014-1 A3 1.501%, 6/25/31 (l)	170,000	167,395
Series 2014-2 A 1.631%, 3/25/83 (l)	138,050	135,993
Series 2014-3 A 1.611%, 3/25/83 (l)	177,875	175,336
Series 2014-4 A 1.611%, 3/25/83 (l)	210,957	207,911

Series 2015-2 A3 1.561%, 11/26/40 (l)	115,000	114,577
Series 2016-2 A3 2.491%, 6/25/65 (l)§	215,000	221,178
Series 2017-1A A3 2.141%, 7/26/66 (l)§	180,000	180,000
Series 2017-3X A3 2.111%, 7/26/66 (b)(l)§	180,000	180,000
Nelnet Student Loan Trust,
Series 2005-4 B 1.436%, 9/22/35 (l)	121,032	103,845
Series 2006-2 B 1.356%, 1/25/38 (l)	99,673	83,188
Series 2007-1 A3 1.122%, 5/27/25 (l)	180,000	176,079
Series 2014-2A A3 1.841%, 7/27/37 (l)§	200,000	190,242
Series 2014-4A A2 1.941%, 11/25/48 (l)§	85,000	83,045
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE2 A4 1.261%, 3/25/36 (l)	205,000	184,738
NovaStar Mortgage Funding Trust,
Series 2005-2 M1 1.636%, 10/25/35 (l)	64,701	64,901
OCP CLO Ltd.,
Series 2014-6A A1A 2.608%, 7/17/26 (l)§	200,000	200,575
Option One Mortgage Loan Trust,
Series 2005-1 A4 1.791%, 2/25/35 (l)	90,978	92,229
OZLM IX Ltd.,
Series 2014-9A A1R 2.376%, 1/20/27 (l)§	200,000	199,999
RAMP Trust,
Series 2006-RZ3 A2 1.142%, 8/25/36 (l)	5,449	5,449
Series 2007-RS2 A3 1.361%, 5/25/37 (l)	180,402	131,827
RASC Trust,
Series 2005-KS10 M1
1.401%, 11/25/35 (l)	136,502	136,615
Series 2005-KS7 M3
1.471%, 8/25/35 (l)	129,530	129,519
Series 2006-KS9 AI3
1.151%, 11/25/36 (l)	279,290	255,852
Saratoga Investment Corp. CLO Ltd.,
Series 2013-1A A1R
2.706%, 10/20/25 (l)§	250,000	251,495
SG Mortgage Securities Trust,
Series 2007-NC1 A2
1.231%, 12/25/36 (l)§	248,149	154,861
SLM Student Loan Trust,
Series 2004-10 A6B
1.706%, 4/27/26 (l)§	123,475	123,861
Series 2004-2 B
1.626%, 7/25/39 (l)	112,026	101,474
Series 2004-8 B
1.616%, 1/25/40 (l)	33,924	30,575
Series 2005-4 A3
1.276%, 1/25/27 (l)	161,804	160,417

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2005-8 A5
1.326%, 1/25/40 (l)	$200,000	$186,663
Series 2006-9 A5
1.256%, 1/26/26 (l)	120,052	119,266
Series 2007-6 B
2.006%, 4/27/43 (l)	146,679	131,934
Series 2007-8 B
2.156%, 4/27/83 (l)	128,787	121,273
Series 2008-2 B
2.356%, 1/25/83 (l)	160,000	150,597
Series 2008-3 B
2.356%, 4/26/83 (l)	65,000	60,252
Series 2008-4 B
3.006%, 4/25/29 (l)	120,000	116,431
Series 2008-7 B
3.006%, 7/26/83 (l)	65,000	63,589
Series 2008-9 B
3.406%, 10/25/83 (l)	70,000	70,830
Series 2012-7 B
2.791%, 9/25/43 (l)	100,000	94,838
Series 2013-4 A
1.541%, 6/25/43 (l)	140,650	137,770
Series 2013-6 A2
1.491%, 2/25/21 (l)	30,702	30,712
Soundview Home Loan Trust,
Series 2007-OPT1 2A1
1.071%, 6/25/37 (l)	236,125	159,925
SpringCastle America Funding LLC,
Series 2016-AA A
3.050%, 4/25/29§	168,545	169,449
Structured Asset Investment Loan Trust,
Series 2006-1 A3
1.191%, 1/25/36 (l)	152,247	151,776
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-WF4 M6
1.661%, 11/25/35 (l)	500,000	416,905
Series 2006-GEL4 A3
1.291%, 10/25/36 (l)§	190,482	183,671
Telos CLO Ltd.,
Series 2016-7A A
2.808%, 4/17/25 (l)§	162,697	162,841
THL Credit Wind River CLO Ltd.,
Series 2014-2A A2
2.608%, 7/15/26 (l)§	250,000	250,726
Toyota Auto Receivables,
Series 2016-C A2A
1.000%, 1/15/19	82,332	82,241
Toyota Auto Receivables Owner Trust,
Series 2014-B A3
0.760%, 3/15/18	3,796	3,795
Series 2016-B A2A
1.020%, 10/15/18	57,366	57,323
USAA Auto Owner Trust,
Series 2016-1 A2
1.070%, 3/15/19	87,377	87,282
Venture XVIII CLO Ltd.,
Series 2014-18A A
2.608%, 10/15/26 (l)§	250,000	250,061
Vermont Student Assistance Corp.,
Series 2012-1 A
1.683%, 7/28/34 (l)	46,976	46,523

Voya CLO Ltd.,
Series 2013-3A A1R
2.208%, 1/18/26 (b)(l)§	65,000	65,000
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-2 A3
1.221%, 4/25/37 (l)	165,192	145,952
WhiteHorse VI Ltd.,
Series 2012-1A A1R
2.235%, 2/3/25 (l)§	200,000	200,000

Total Asset-Backed Securities		17,384,374

Collateralized Mortgage Obligations (11.7%)
Alternative Loan Trust,
Series 2005-76 1A1
2.142%, 1/25/36 (l)	138,889	129,654
Series 2006-HY12 A5
3.018%, 8/25/36 (l)	122,091	116,137
Series 2006-OA19 A1
1.173%, 2/20/47 (l)	351,930	259,393
Bear Stearns ALT-A Trust,
Series 2004-9 A1
3.284%, 9/25/34 (l)	126,226	124,015
Series 2005-10 22A1
3.290%, 1/25/36 (l)	293,180	272,813
Series 2005-2 2A4
3.337%, 4/25/35 (l)	119,433	115,563
CHL Mortgage Pass-Through Trust,
Series 2005-3 1A2
1.571%, 4/25/35 (l)	139,025	123,011
CIM Trust,
Series 2015-4AG A1
2.983%, 10/25/57 (l)§	125,998	126,024
Citigroup Mortgage Loan Trust,
Series 2015-2 1A1
1.182%, 6/25/47 (l)§	140,248	131,780
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-2 2A1
1.291%, 9/25/47 (l)	157,710	129,526
DSLA Mortgage Loan Trust,
Series 2006-AR2 2A1A
1.194%, 10/19/36 (l)	163,163	138,439
FHLMC,
Series KF02 A2
1.541%, 7/25/20 (l)	81,775	81,858
Series KF02 A3
1.621%, 7/25/20 (l)	199,450	199,914
Series KF08 A
1.291%, 1/25/22 (l)	134,686	134,479
Series KJ13 A1
2.055%, 9/25/21	175,000	175,431
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7 A1
3.072%, 1/25/37 (l)	153,301	130,841
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
2.889%, 10/25/35 (l)	155,586	137,009
GSR Mortgage Loan Trust,
Series 2005-AR7 6A1
3.030%, 11/25/35 (l)	109,958	108,848

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Impac CMB Trust,
Series 2005-1 1A1
1.511%, 4/25/35 (l)	$88,316	$81,381
Impac Secured Assets Trust,
Series 2007-2 1A1A
1.101%, 5/25/37 (l)	193,192	139,246
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR6 6A1
3.607%, 10/25/34 (l)	88,796	87,137
Series 2006-AR4 A1A
1.201%, 5/25/46 (l)	223,883	196,318
Series 2007-AR15 2A1
3.886%, 8/25/37 (l)	255,982	198,416
JP Morgan Mortgage Trust,
Series 2006-A2 5A3
3.116%, 11/25/33 (l)	58,597	58,875
Lehman XS Trust,
Series 2005-5N 3A1A
1.291%, 11/25/35 (l)	152,139	139,827
Series 2007-4N 1A2A
1.151%, 3/25/47 (l)	305,968	266,533
Merrill Lynch Mortgage Investors Trust,
Series 2004-HB1 A3
2.967%, 4/25/29 (l)	138,189	138,630
Series 2005-A9 2A1E
3.175%, 12/25/35 (l)	121,637	114,886
Series 2006-2 2A
2.939%, 5/25/36 (l)	114,947	111,985
RALI Trust,
Series 2006-QA10 A2
1.171%, 12/25/36 (l)	184,772	157,493
Series 2006-QA2 1A1
1.241%, 2/25/36 (l)	229,545	173,390
Series 2006-QA5 1A1
1.171%, 7/25/36 (l)	236,253	160,019
Residential Asset Securitization Trust,
Series 2005-A10 A4
5.500%, 9/25/35	119,654	106,230
Sequoia Mortgage Trust,
Series 2004-12 A1
1.533%, 1/20/35 (l)	114,325	106,900
Series 2004-6 A1
2.688%, 7/20/34 (l)	130,938	130,079
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20 1A1
3.285%, 1/25/35 (l)	163,105	155,500
Series 2004-8 3A
3.239%, 7/25/34 (l)	146,367	146,001
Series 2005-12 3A1
3.221%, 6/25/35 (l)	117,639	107,479
Series 2005-15 1A1
3.326%, 7/25/35 (l)	157,283	130,605
Series 2005-16XS A1
1.331%, 8/25/35 (l)	116,695	112,242
Series 2005-17 5A1
3.223%, 8/25/35 (l)	144,476	125,306
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6 1A3
1.181%, 7/25/46 (l)	441,630	340,964
Series 2006-AR7 A10
1.191%, 8/25/36 (l)	144,176	142,274

Wachovia Mortgage Loan Trust,
Series 2006-AMN1 A3
1.231%, 8/25/36 (l)	212,132	131,298
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR11 A1A
1.311%, 8/25/45 (l)	138,015	131,666
Series 2005-AR13 A1A1
1.281%, 10/25/45 (l)	215,726	204,696
Series 2005-AR8 2A1A
1.281%, 7/25/45 (l)	135,879	128,967
Series 2006-AR3 A1A
1.662%, 2/25/46 (l)	168,632	163,167
Series 2007-HY3 1A1
2.742%, 3/25/37 (l)	150,937	133,908
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-OA1 2A
1.382%, 12/25/46 (l)	267,433	198,203
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-DD 1A1
3.112%, 1/25/35 (l)	143,963	147,192
Series 2004-I 1A1
3.178%, 7/25/34 (l)	46,390	48,141
Series 2006-AR10 5A6
3.127%, 7/25/36 (l)	216,760	221,322
Series 2006-AR12 1A1
3.244%, 9/25/36 (l)	112,057	106,112
Series 2006-AR4 1A1
3.349%, 4/25/36 (l)	117,441	112,104
Series 2006-AR8 2A3
3.109%, 4/25/36 (l)	160,921	162,558
Series 2006-AR8 3A2
3.176%, 4/25/36 (l)	115,417	112,489

Total Collateralized Mortgage Obligations		8,264,274

Commercial Mortgage-Backed Securities (7.6%)
Banc of America Commercial Mortgage Trust,
Series 2007-5 A4
5.492%, 2/10/51	47,868	48,237
Bayview Commercial Asset Trust,
Series 2004-3 A1
1.361%, 1/25/35 (l)§	142,602	136,270
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR4 X
0.103%, 6/11/41 IO (b)(l)§	6,384,547	18,962
Citigroup Commercial Mortgage Trust,
Series 2007-C6 A4
5.922%, 12/10/49 (l)	58,344	58,320
COMM Mortgage Trust,
Series 2012-CR5 XA
1.878%, 12/10/45 IO (l)	520,606	32,950
Series 2013-LC6 A2
1.906%, 1/10/46	75,000	75,184
CSMC,
Series 2010-RR1 2A
5.695%, 9/15/40 (l)§	34,708	34,764
DBUBS Mortgage Trust,
Series 2011-LC3A XA
0.528%, 8/10/44 IO (l)§	2,390,291	26,246

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

FHLMC,
Series K005 AX
1.542%, 11/25/19 IO (l)	$1,060,384	$32,667
Series K719 X1
0.572%, 6/25/22 IO (l)	1,574,239	22,291
Series KS01 X1
1.510%, 1/25/23 IO (l)	496,886	26,487
Series KS07 X
0.778%, 9/25/25 IO (l)	1,500,000	68,369
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007 X1
1.226%, 4/25/20 IO (l)	758,370	19,483
Series KC01 X1
0.845%, 12/25/22 IO (l)	1,548,479	41,829
FNMA,
Series 2009-M2 X
1.649%, 1/25/19 IO (l)	837,506	19,282
Series 2010-M3 A3
4.332%, 3/25/20 (l)	195,265	205,986
Series 2010-M4 X
0.892%, 6/25/20 IO (l)	2,778,268	58,589
Series 2010-M5 X
1.037%, 7/25/20 IO (l)	372,370	10,195
Series 2011-M5 X
1.270%, 7/25/21 IO (l)	1,170,241	47,853
Series 2012-M17 X2
0.528%, 11/25/22 IO (l)	2,341,621	43,393
Series 2013-M14 FA
1.341%, 8/25/18 (l)	130,044	130,143
Series 2013-M4 ASQ2
1.451%, 2/25/18	114,621	114,475
Series 2014-M12 FA
1.106%, 10/25/21 (l)	45,668	45,271
Series 2014-M6 X2
0.331%, 5/25/21 IO (l)	5,139,774	40,499
Series 2015-M3 FA
1.203%, 6/25/18 (l)	172,637	172,557
Series 2015-M4 FA
1.013%, 9/25/18 (l)	163,902	163,625
Series 2016-M13 FA
1.488%, 11/25/23 (l)	174,685	174,753
FREMF Mortgage Trust,
Series 2013-K713 X2A
0.100%, 4/25/46 IO§	14,469,544	31,496
GE Business Loan Trust,
Series 2005-1A A3
1.244%, 6/15/33 (l)§	93,215	86,288
Series 2007-1A A
1.164%, 4/16/35 (l)§	98,712	92,794
GNMA,
Series 2012-112 IO
0.311%, 2/16/53 IO (l)	1,129,110	29,479
Series 2014-125 IO
0.973%, 11/16/54 IO (l)	717,802	50,038
GRACE Mortgage Trust,
Series 2014-GRCE A
3.369%, 6/10/28 (b)§	35,000	36,382
GS Mortgage Securities Trust,
Series 2010-C1 X
1.516%, 8/10/43 IO (b)(l)§	493,534	18,680
Series 2010-C2 A1
3.849%, 12/10/43§	79,528	82,004

Series 2012-GC6 XA
2.150%, 1/10/45 IO (l)§	777,839	58,589
Series 2013-GC13 A2
2.812%, 7/10/46	200,000	201,970
Series 2013-GC13 XA
0.239%, 7/10/46 IO (l)	4,713,788	25,990
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2007-C1 A4 5.716%, 2/15/51	282,798	285,488
Series 2010-C1 XA 1.595%, 6/15/43 IO (b)(l)§	1,241,063	32,261
Series 2010-C2 A2 3.616%, 11/15/43§	410,789	414,178
Series 2010-CNTR A1 3.300%, 8/5/32§	71,335	71,981
Series 2011-C3 A3 4.388%, 2/15/46§	142,533	145,805
Series 2011-C3 XA 1.211%, 2/15/46 IO (b)(l)§	418,066	9,810
Series 2011-C4 A3 4.106%, 7/15/46§	235,388	240,725
Series 2012-C6 XA 1.769%, 5/15/45 IO (l)	606,477	40,728
Series 2012-C8 XA 1.978%, 10/15/45 IO (l)	646,046	46,984
Series 2012-CBX A3 3.139%, 6/15/45	104,062	105,492
Series 2012-CBX XA 1.828%, 6/15/45 IO (l)	659,954	36,307
Series 2013-C13 XA 0.534%, 1/15/46 IO (l)	3,214,930	32,141
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 XA 0.812%, 7/15/45 IO (l)	2,174,207	51,845
Series 2013-C14 XA 0.976%, 8/15/46 IO (l)	2,323,311	60,790
Series 2013-C15 XA 1.509%, 11/15/45 IO (l)	958,144	45,473
LB-UBS Commercial Mortgage Trust,
Series 2007-C6 A4 5.858%, 7/15/40 (l)	76,798	77,307
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2005-2A 1A 1.241%, 9/25/30 (l)§	59,032	57,006
Merrill Lynch Mortgage Trust,
Series 2007-C1 A1A 6.027%, 6/12/50 (l)	115,703	115,823
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12 XA 1.069%, 10/15/46 IO (l)	870,288	27,818
Series 2013-C7 A4 2.918%, 2/15/46	45,000	45,418
Series 2013-C7 XA 1.628%, 2/15/46 IO (l)	901,297	54,036
Series 2014-C14 A2 2.916%, 2/15/47	175,000	177,813
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§	30,000	32,053

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE XA 0.453%, 1/5/43 IO (b)(l)§	$525,000	$29,257
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5 2.850%, 12/10/45	180,000	181,261
VNDO Mortgage Trust,
Series 2012-6AVE A 2.996%, 11/15/30§	62,000	63,147
Series 2013-PENN A 3.808%, 12/13/29 (b)§	35,000	36,754
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33 A4 6.179%, 2/15/51 (l)	9,115	9,112
WFRBS Commercial Mortgage Trust,
Series 2011-C3 A3 3.998%, 3/15/44§	167,475	171,460
Series 2013-C13 A2 1.964%, 5/15/45	50,000	50,128
Series 2014-C23 XA 0.829%, 10/15/57 IO (l)	923,482	33,290

Total Commercial Mortgage-Backed Securities		5,364,081

Corporate Bonds (21.1%)
Consumer Discretionary (1.2%)
Automobiles (0.1%)
General Motors Co.
4.875%, 10/2/23	40,000	42,565

Hotels, Restaurants & Leisure (0.2%)
Churchill Downs, Inc.
5.375%, 12/15/21	35,000	36,445
GLP Capital LP
5.375%, 4/15/26	35,000	36,772
KFC Holding Co.
5.000%, 6/1/24§	17,000	17,553
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 5/15/25 (b)§	35,000	35,042

		125,812

Media (0.9%)
21st Century Fox America, Inc.
8.875%, 4/26/23	80,000	103,853
Altice Financing SA
7.500%, 5/15/26§	200,000	215,260
Cable One, Inc.
5.750%, 6/15/22§	35,000	36,531
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	13,000	13,398
Charter Communications Operating LLC
3.243%, 1/15/24	99,000	99,454
6.484%, 10/23/45	90,000	104,742
DISH DBS Corp.
5.875%, 7/15/22	17,000	18,008
Sirius XM Radio, Inc.
5.750%, 8/1/21§	42,000	43,575
TEGNA, Inc.
5.500%, 9/15/24 (b)§	35,000	35,788

		670,609

Multiline Retail (0.0%)
Cumberland Farms, Inc.
6.750%, 5/1/25 (b)§	18,000	18,585

Total Consumer Discretionary		857,571

Consumer Staples (0.9%)
Beverages (0.3%)
Anheuser-Busch InBev Finance, Inc.
3.650%, 2/1/26	31,000	31,613
4.900%, 2/1/46	57,000	62,263
Constellation Brands, Inc.
6.000%, 5/1/22	53,000	60,385
DS Services of America, Inc.
10.000%, 9/1/21§	35,000	37,384

		191,645

Food & Staples Retailing (0.2%)
CVS Health Corp.
4.875%, 7/20/35	30,000	32,426
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	110,000	113,043
4.800%, 11/18/44	30,000	30,971

		176,440

Food Products (0.3%)
Chobani LLC
7.500%, 4/15/25§	53,000	54,723
Dole Food Co., Inc.
7.250%, 6/15/25§	18,000	18,653
Kraft Heinz Foods Co.
3.000%, 6/1/26	70,000	66,427
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	10,000	10,325
Post Holdings, Inc.
5.000%, 8/15/26§	24,000	23,880
TreeHouse Foods, Inc.
6.000%, 2/15/24§	17,000	18,190

		192,198

Personal Products (0.1%)
High Ridge Brands Co.
8.875%, 3/15/25§	31,000	32,395
Nature’s Bounty Co. (The)
7.625%, 5/15/21§	18,000	19,125

		51,520

Total Consumer Staples		611,803

Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
BP Capital Markets plc
3.062%, 3/17/22	70,000	71,349
Diamondback Energy, Inc.
5.375%, 5/31/25§	35,000	35,963
Enbridge Energy Partners LP
5.875%, 10/15/25	40,000	45,449
Energy Transfer Partners LP
4.187%, 11/1/66 (l)	9,000	7,729
Gulfport Energy Corp.
6.375%, 5/15/25§	10,000	9,957
Parsley Energy LLC
6.250%, 6/1/24§	18,000	18,821

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Petrobras Global Finance BV
8.375%, 5/23/21		$200,000	$225,853
Regency Energy Partners LP
5.000%, 10/1/22		150,000	160,433
Sabine Pass Liquefaction LLC
5.000%, 3/15/27§		100,000	105,710
Texas Eastern Transmission LP
2.800%, 10/15/22§		100,000	98,045
Williams Partners LP
3.600%, 3/15/22		90,000	91,997

Total Energy			871,306

Financials (9.8%)
Banks (7.4%)
Bank of America Corp.
6.875%, 4/25/18		105,000	110,169
5.650%, 5/1/18		275,000	285,331
3.300%, 1/11/23		400,000	405,727
3.875%, 8/1/25		300,000	307,146
3.705%, 4/24/28 (l)		125,000	125,032
Barclays Bank plc
7.625%, 11/21/22		200,000	219,240
CIT Group, Inc.
5.250%, 3/15/18		35,000	36,113
Citigroup, Inc.
6.125%, 11/21/17		90,000	92,206
1.800%, 2/5/18		100,000	100,091
2.500%, 9/26/18		150,000	151,411
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 3/26/25		250,000	248,929
Discover Bank
2.000%, 2/21/18		75,000	75,116
HBOS plc
6.750%, 5/21/18§		100,000	104,553
HSBC Holdings plc
6.000%, 9/29/23 (l)(m)(y)	EUR	200,000	239,918
JPMorgan Chase & Co.
7.900%, 4/30/18 (l)(y)		$200,000	208,000
2.550%, 10/29/20		105,000	105,796
2.535%, 3/1/21 (l)		200,000	205,441
3.900%, 7/15/25		175,000	181,894
KBC Bank NV
8.000%, 1/25/23 (l)(m)		200,000	208,000
Lloyds Banking Group plc
7.625%, 6/27/23 (l)(m)(y)	GBP	200,000	286,913
Mitsubishi UFJ Financial Group, Inc.
2.190%, 9/13/21		$100,000	98,077
Mizuho Financial Group, Inc.
2.260%, 9/13/21 (l)		100,000	101,192
Royal Bank of Scotland Group plc
7.500%, 8/10/20 (l)(y)		100,000	103,800
Santander Holdings USA, Inc.
2.504%, 11/24/17 (l)		200,000	201,243
Santander UK Group Holdings plc
2.875%, 10/16/20		85,000	85,352
Santander UK plc
2.500%, 3/14/19		200,000	201,611
Societe Generale SA
7.375%, 9/13/21 (l)(y)§		200,000	211,500
Standard Chartered plc
2.182%, 8/19/19 (l)§		200,000	201,320

Toronto-Dominion Bank (The)
2.150%, 4/7/21 (l)		100,000	101,622
Wells Fargo & Co.
2.600%, 7/22/20		100,000	101,192
3.000%, 4/22/26		85,000	82,153

			5,186,088

Capital Markets (1.7%)
Blackstone CQP Holdco LP
6.500%, 3/20/21 (b)§		50,000	50,344
Deutsche Bank AG
4.250%, 10/14/21§		200,000	206,882
Goldman Sachs Group, Inc. (The)
6.150%, 4/1/18		115,000	119,560
2.139%, 11/15/18 (l)		100,000	101,044
3.850%, 7/8/24		245,000	252,336
3.500%, 1/23/25		100,000	100,409
Morgan Stanley
5.625%, 9/23/19		200,000	216,051
3.875%, 4/29/24		100,000	103,545
MSCI, Inc. 4.750%, 8/1/26§		18,000	18,439

			1,168,610

Consumer Finance (0.6%)
American Express Co. 7.000%, 3/19/18		150,000	157,014
Ford Motor Credit Co. LLC
2.145%, 1/9/18		100,000	100,275
3.157%, 8/4/20		200,000	202,832

			460,121

Diversified Financial Services (0.1%)
GSMS 0.911%, 5/10/34		1,500,000	35,974
Shell International Finance BV 3.250%, 5/11/25		50,000	50,845

			86,819

Total Financials			6,901,638

Health Care (2.0%)
Biotechnology (0.6%)
AbbVie, Inc.
3.600%, 5/14/25		100,000	100,811
4.700%, 5/14/45		35,000	35,156
Amgen, Inc. 4.663%, 6/15/51		100,000	100,623
Biogen, Inc. 3.625%, 9/15/22		55,000	56,853
Celgene Corp. 5.000%, 8/15/45		50,000	53,035
Gilead Sciences, Inc. 4.500%, 2/1/45		50,000	50,423

			396,901

Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp. 3.850%, 5/15/25		100,000	102,349
Hill-Rom Holdings, Inc. 5.750%, 9/1/23§		20,000	20,900

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)

Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	$100,000	$99,572

		222,821

Health Care Providers & Services (0.8%)
Aetna, Inc. 1.500%, 11/15/17	150,000	150,054
Anthem, Inc. 1.875%, 1/15/18	100,000	100,098
Centene Corp. 4.750%, 1/15/25	36,000	36,630
DaVita, Inc. 5.000%, 5/1/25	15,000	15,131
HCA, Inc. 4.750%, 5/1/23	70,000	73,500
Molina Healthcare, Inc. 5.375%, 11/15/22	18,000	18,765
Tenet Healthcare Corp.
4.750%, 6/1/20	24,000	24,360
6.000%, 10/1/20	8,000	8,420
4.500%, 4/1/21	17,000	16,957
UnitedHealth Group, Inc. 6.000%, 2/15/18	100,000	103,472
WellCare Health Plans, Inc. 5.250%, 4/1/25	17,000	17,638

		565,025

Health Care Technology (0.1%)
Quintiles IMS, Inc. 4.875%, 5/15/23§	32,000	32,960

Pharmaceuticals (0.2%)
Actavis Funding SCS 3.800%, 3/15/25	70,000	71,165
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23§	50,000	36,750
7.000%, 3/15/24§	18,000	18,383
6.125%, 4/15/25§	40,000	29,480

		155,778

Total Health Care		1,373,485

Industrials (0.7%)
Aerospace & Defense (0.2%)
United Technologies Corp. 1.778%, 5/4/18 (e)	125,000	125,156

Building Products (0.1%)
Standard Industries, Inc. 5.125%, 2/15/21§	35,000	36,488

Commercial Services & Supplies (0.2%)
Aramark Services, Inc. 4.750%, 6/1/26	25,000	25,563
Clean Harbors, Inc. 5.125%, 6/1/21	42,000	43,016
Waste Management, Inc. 6.100%, 3/15/18	75,000	78,057

		146,636

Professional Services (0.0%)
IHS Markit Ltd. 5.000%, 11/1/22§	23,000	24,582

Trading Companies & Distributors (0.2%)
International Lease Finance Corp. 7.125%, 9/1/18§	150,000	160,170

Total Industrials		493,032

Information Technology (0.5%)
Internet Software & Services (0.0%)
Zayo Group LLC 5.750%, 1/15/27§	17,000	18,000

IT Services (0.1%)
First Data Corp. 5.000%, 1/15/24§	50,000	51,125

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom Corp. 3.000%, 1/15/22§	100,000	100,738

Software (0.1%)
Change Healthcare Holdings LLC 5.750%, 3/1/25§	23,000	23,661
Microsoft Corp. 4.450%, 11/3/45	70,000	74,443

		98,104

Technology Hardware, Storage & Peripherals (0.1%)
EMC Corp.
2.650%, 6/1/20	100,000	97,500

Total Information Technology		365,467

Materials (0.5%)
Chemicals (0.1%)
Scotts Miracle-Gro Co. (The)
5.250%, 12/15/26§	21,000	21,525
Valvoline, Inc.
5.500%, 7/15/24§	30,000	31,800

		53,325

Containers & Packaging (0.4%)
Amcor Finance USA, Inc.
3.625%, 4/28/26§	100,000	99,946
Ball Corp.
5.250%, 7/1/25	17,000	18,275
Crown Americas LLC
4.250%, 9/30/26§	35,000	34,300
Graphic Packaging International, Inc.
4.125%, 8/15/24	35,000	35,000
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	52,000	53,365
Sealed Air Corp.
5.250%, 4/1/23§	35,000	37,321

		278,207

Total Materials		331,532

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
American Tower Corp. (REIT)
4.500%, 1/15/18	75,000	76,403
Camden Property Trust (REIT)
5.700%, 5/15/17	100,000	100,143

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

DuPont Fabros Technology LP (REIT)
5.875%, 9/15/21		$35,000	$36,487
Equinix, Inc. (REIT)
5.375%, 5/15/27		14,000	14,569
HCP, Inc. (REIT)
3.875%, 8/15/24		75,000	75,865
SBA Communications Corp. (REIT)
4.875%, 9/1/24§		23,000	23,144
Ventas Realty LP (REIT)
4.125%, 1/15/26		125,000	128,361
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19		35,000	35,270
WEA Finance LLC (REIT)
2.700%, 9/17/19§		200,000	201,786
Welltower, Inc. (REIT)
3.750%, 3/15/23		150,000	154,643

Total Real Estate			846,671

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.
3.400%, 5/15/25		70,000	68,029
4.350%, 6/15/45		75,000	66,627
5.450%, 3/1/47		55,000	56,331
CCO Holdings LLC
5.125%, 5/1/27§		40,000	40,800
Centurylink, Inc.
6.000%, 2/8/18		100,000	100,000
Intelsat Jackson Holdings SA
5.500%, 8/1/23		70,000	59,766
Level 3 Financing, Inc.
5.625%, 2/1/23		25,000	25,766
SFR Group SA
7.375%, 5/1/26§		200,000	210,000
Sprint Capital Corp.
6.900%, 5/1/19		200,000	214,500
Verizon Communications, Inc.
5.150%, 9/15/23		200,000	220,894
4.862%, 8/21/46		125,000	121,201

			1,183,914

Wireless Telecommunication Services (0.1%)
Sprint Communications, Inc.
9.000%, 11/15/18§		49,000	53,594
T-Mobile USA, Inc.
4.000%, 4/15/22		18,000	18,428
6.836%, 4/28/23		15,000	16,125

			88,147

Total Telecommunication Services			1,272,061

Utilities (1.3%)
Electric Utilities (0.8%)
Emera US Finance LP
2.700%, 6/15/21		100,000	100,098
Jersey Central Power & Light Co.
6.400%, 5/15/36		100,000	115,160
Kansas City Power & Light Co.
3.150%, 3/15/23		135,000	137,117

Northern States Power Co.
4.125%, 5/15/44		100,000	103,462
Public Service Co. of New Mexico
3.850%, 8/1/25		100,000	102,397

			558,234

Gas Utilities (0.3%)
Perusahaan Gas Negara Persero Tbk.
5.125%, 5/16/24§		200,000	213,284

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43		100,000	114,240

Total Utilities			885,758

Total Corporate Bonds			14,810,324

Foreign Government Securities (1.7%)
Autonomous Community of Catalonia
4.900%, 9/15/21	EUR	100,000	113,566
Federative Republic of Brazil
2.625%, 1/5/23		$200,000	186,800
Hellenic Republic Government Bond
3.375%, 7/17/17 (m)	EUR	200,000	216,351
3.800%, 8/8/17	JPY	5,000,000	43,844
Kingdom of Saudi Arabia
3.250%, 10/26/26§		$200,000	195,400
Republic of Croatia
6.625%, 7/14/20 (m)		100,000	110,000
Romania Government Bond
4.875%, 1/22/24 (m)		90,000	97,988
United Mexican States
3.500%, 1/21/21		200,000	208,000

Total Foreign Government Securities			1,171,949

Mortgage-Backed Securities (8.1%)
FNMA
2.800%, 3/1/18		161,556	162,296
4.550%, 10/1/19		75,836	80,241
4.910%, 10/1/19		62,520	66,661
4.730%, 2/1/20		79,197	83,712
4.629%, 4/1/20		209,715	221,751
3.416%, 10/1/20		158,868	165,135
3.915%, 10/1/20		103,588	109,410
3.310%, 11/1/20		85,000	88,381
3.762%, 12/1/20		72,809	76,644
4.381%, 6/1/21		159,116	171,559
4.500%, 8/1/21		80,000	87,155
2.210%, 9/1/26		220,000	209,279
3.110%, 2/1/28		115,000	117,098
3.259%, 2/1/28		45,000	46,345
3.200%, 3/1/31		223,063	226,414
3.480%, 11/1/35		55,000	56,386
3.500%, 5/25/47 TBA		3,600,000	3,702,094

Total Mortgage-Backed Securities			5,670,561

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)

Municipal Bonds (0.6%)
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Sub series G3
5.267%, 5/1/27		$115,000	$132,493
City of New York, General Obligation Bonds, Series D
5.985%, 12/1/36		100,000	125,319
State of California, High Speed Passenger Train, General Obligation Bonds, Series B
2.193%, 4/1/47 (l)		150,000	150,279
State of Illinois, General Obligation Bonds
5.100%, 6/1/33		10,000	8,980
Tobacco Settlement Finance Authority
(Zero Coupon), 6/1/47		300,000	15,183

Total Municipal Bonds			432,254

U.S. Treasury Obligations (10.7%)
U.S. Treasury Inflation Linked Note
0.125%, 7/15/24 TIPS		1,949,267	1,939,935
U.S. Treasury Notes
0.750%, 10/31/17		235,000	234,688
1.000%, 12/31/17		350,000	349,863
1.875%, 4/30/22		415,000	416,101
1.875%, 10/31/22		3,500,000	3,492,344
1.375%, 8/31/23		500,000	480,332
2.250%, 12/31/23		450,000	455,119
2.250%, 1/31/24		150,000	151,646

Total U.S. Treasury Obligations			7,520,028

Total Long-Term Debt Securities (86.2%) (Cost $59,610,894)			60,617,845

SHORT-TERM INVESTMENTS:
Certificates of Deposit (1.4%)
Barclays Bank plc
1.80%, 11/6/17 (l)		100,000	100,272
1.85%, 12/6/17 (l)		200,000	200,375
Mitsubishi UFJ Trust & Banking Corp.
1.87%, 9/19/17 (l)		100,000	100,230
Natixis SA
1.85%, 9/25/17 (l)		200,000	200,398
Norinchukin Bank
1.87%, 10/12/17 (l)		100,000	100,326
Sumitomo Mitsui Banking Corp.
1.83%, 9/15/17 (l)		100,000	100,233
Sumitomo Mitsui Trust Bank Ltd.
1.88%, 9/18/17 (l)		200,000	200,574

Total Certificates of Deposit			1,002,408

Foreign Government Treasury Bills (3.4%)
Japanese Treasury Bills
0.08%, 5/15/17 (p)	JPY	30,000,000	269,110
(0.03)%, 6/5/17 (p)		40,000,000	358,835
(0.05)%, 6/19/17 (p)		40,000,000	358,850
(0.06)%, 6/26/17 (p)		60,000,000	538,286
(0.11)%, 7/18/17 (p)		70,000,000	628,091

Republic of Argentina
8.76%, 5/26/17 (p)		$100,000	99,380
6.13%, 8/25/17 (p)		100,000	98,072
United Mexican States
0.00%, 8/17/17 (p)	MXN	7,000,000	36,375

Total Foreign Government Treasury Bills			2,386,999

U.S. Government Agency Securities (11.2%)
FHLB
0.67%, 5/25/17 (o)(p)		$1,200,000	1,199,440
0.68%, 6/1/17 (o)(p)		5,600,000	5,596,628
0.74%, 6/20/17 (o)(p)		900,000	899,061
0.74%, 6/23/17 (o)(p)		200,000	199,779

Total U.S. Government Agency Securities			7,894,908

U.S. Treasury Obligations (1.7%)
U.S. Treasury Bills
0.48%, 5/4/17 (p)		700,000	699,963
0.64%, 5/18/17 (p)		205,000	204,934
0.85%, 9/7/17#(p)		40,000	39,877
0.91%, 10/5/17 (p)		200,000	199,202

Total U.S. Treasury Obligations			1,143,976

Total Short-Term Investments (17.7%) (Cost $12,423,727)			12,428,291

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Interest Rate Swaptions Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.1%)
Bank of America 30 years, December 2018 @
3.05% v. 3 Month LIBOR*		1,150,000	44,164

Put Option Purchased (0.0%)
10 Year U.S. Treasury Notes
May 2017 @ $122.00*		14	219

Total Options Purchased (0.1%) (Cost $66,450)			44,383

Total Investments Before Options Written and Securities Sold Short (104.0%) (Cost $72,101,071)			73,090,519

OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
May 2017 @ $128.00*		(6)	(469)
June 2017 @ $127.00*		(8)	(2,625)

			(3,094)

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

	Number of Contracts	Value (Note 1)

Interest Rate Swaptions Written (-0.1%)
Put Interest Rate Swaptions Written Receivable (-0.1%)
Bank of America 5 years, December 2018 @
2.70% v. 3 Month LIBOR*	(5,800,000)	$(56,578)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
May 2017 @ $124.00*	(6)	(562)
June 2017 @ $122.00*	(8)	(625)

		(1,187)

Total Options Written (-0.1%) (Premiums Received $69,339)		(60,859)

Total Investments before Securities Sold Short (103.9%) (Cost $72,031,732)		73,029,660

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Security (-0.3%)
FNMA
3.000%, 5/25/47 TBA	$(200,000)	(199,828)

Total Securities Sold Short (-0.3%) (Proceeds Received $198,219)		(199,828)

Total Investments after Options Written and Securities Sold Short (103.6%) (Cost $71,833,513)		72,829,832
Other Assets Less Liabilities (-3.6%)		(2,503,019)

Net Assets (100%)		$70,326,813

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2017, the market value of these securities amounted to $11,510,204 or 16.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $39,877.
(b)	Rule 144A Illiquid Security. At April 30, 2017, the market value of these securities amounted to $566,865 or 0.8% of net assets.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2017. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of April 30, 2017.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2017, the market value of these securities amounted to $1,159,170 or 1.6% of net assets.
(o)	Discount Note Security. Effective rate calculated as of April 30, 2017.
(p)	Yield to maturity.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2017.

Glossary:

CLO	— Collateralized Loan Obligation
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank offered Rate
MXN	— Mexican Peso
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security

At April 30, 2017, the Fund had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 4/30/2017	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Notes	40	June-17	$4,701,427	$4,736,250	$34,823

Sales
10 Year U.S. Treasury Notes	10	June-17	$1,240,823	$1,257,188	$(16,365)
3 Month Eurodollar	16	June-19	3,923,166	3,921,000	2,166
Euro-Bund	1	June-17	175,793	176,227	(434)
Euro-OAT	6	June-17	960,612	979,324	(18,712)
U.S. Ultra Bond	3	June-17	484,213	488,813	(4,600)

					$(37,945)

					$(3,122)

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

At April 30, 2017, the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 5/3/17	Credit Suisse	893	$281,132	$279,065	$2,067
Brazilian Real vs. U.S. Dollar, expiring 5/3/17	Deutsche Bank AG	893	281,132	279,581	1,551
Brazilian Real vs. U.S. Dollar, expiring 6/2/17	Credit Suisse	893	278,845	284,786	(5,941)
Colombian Peso vs. U.S. Dollar, expiring 6/9/17	Bank of America	247,680	83,667	86,000	(2,333)
Colombian Peso vs. U.S. Dollar, expiring 6/9/17	JPMorgan Chase Bank	253,616	85,672	88,000	(2,328)
Mexican Peso vs. U.S. Dollar, expiring 5/17/17	Deutsche Bank AG	10,328	547,134	549,254	(2,120)
Peruvian Sol vs. U.S. Dollar, expiring 6/28/17	Credit Suisse	571	175,126	174,700	426
Russian Ruble vs. U.S. Dollar, expiring 6/21/17	Credit Suisse	21,075	365,945	364,208	1,737

					$(6,941)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 5/3/17	Credit Suisse	893	$286,997	$281,132	$5,865
Brazilian Real vs. U.S. Dollar, expiring 5/3/17	Deutsche Bank AG	893	279,065	281,132	(2,067)
British Pound vs. U.S. Dollar, expiring 5/2/17	Bank of America	178	222,926	230,546	(7,620)
Colombian Peso vs. U.S. Dollar, expiring 6/9/17	Bank of America	173,700	60,000	58,676	1,324
European Union Euro vs. U.S. Dollar, expiring 5/2/17	Bank of America	541	581,486	589,311	(7,825)
European Union Euro vs. U.S. Dollar, expiring 5/2/17	JPMorgan Chase Bank	18	19,616	19,607	9
European Union Euro vs. U.S. Dollar, expiring 6/2/17	Credit Suisse	559	610,199	609,909	290
Japanese Yen vs. U.S. Dollar, expiring 5/2/17	Bank of America	6,200	55,676	55,618	58
Japanese Yen vs. U.S. Dollar, expiring 5/15/17	Bank of America	30,000	268,521	269,250	(729)
Japanese Yen vs. U.S. Dollar, expiring 6/5/17	Bank of America	20,000	176,134	179,650	(3,516)
Japanese Yen vs. U.S. Dollar, expiring 6/5/17	Bank of America	20,000	176,061	179,650	(3,589)
Japanese Yen vs. U.S. Dollar, expiring 6/19/17	Bank of America	40,000	354,359	359,526	(5,167)
Japanese Yen vs. U.S. Dollar, expiring 6/26/17	Citibank NA	60,000	545,820	539,458	6,362
Japanese Yen vs. U.S. Dollar, expiring 7/18/17	Goldman Sachs International	70,000	643,880	629,978	13,902
Mexican Peso vs. U.S. Dollar, expiring 5/17/17	Bank of America	1,509	80,000	79,961	39
Mexican Peso vs. U.S. Dollar, expiring 5/17/17	JPMorgan Chase Bank	943	50,000	49,961	39
Mexican Peso vs. U.S. Dollar, expiring 5/17/17	JPMorgan Chase Bank	1,513	80,000	80,135	(135)
Mexican Peso vs. U.S. Dollar, expiring 8/17/17	Bank of America	200	10,014	10,438	(424)
Mexican Peso vs. U.S. Dollar, expiring 8/17/17	Credit Suisse	500	25,031	26,096	(1,065)
Russian Ruble vs. U.S. Dollar, expiring 5/24/17	Bank of America	10,582	176,852	184,917	(8,065)
Singapore Dollar vs. U.S. Dollar, expiring 6/23/17	Bank of America	230	163,854	164,821	(967)
Taiwan Dollar vs. U.S. Dollar, expiring 6/23/17	Credit Suisse	5,357	175,337	177,947	(2,610)

					$(15,891)

					$(22,832)

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

Options Written:

Options written for the six months ended April 30, 2017 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – November 1, 2016	6,300,000	$69,696
Options Written	3,400,091	51,308
Options Terminated in Closing Purchase Transactions	(3,900,063)	(51,665)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – April 30, 2017	5,800,028	$69,339

Credit Default Swap Index Contracts-Sell Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount	Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 4/30/2017	Unrealized Appreciation/ (Depreciation)	Market Value
Deutsche Bank AG	Argentine Republic	5.000%	$100,000	$451	6/20/17	0.480%	$768	$1,219
Deutsche Bank AG	Federative Republic of Brazil	1.000	100,000	(8,755)	12/20/21	1.960	4,710	(4,045)
Bank of America	United Mexican States	1.000	100,000	(3,571)	12/20/21	1.050	3,462	(109)
Bank of America	Republic of Colombia	1.000	200,000	(3,129)	6/20/22	1.260	851	(2,278)

				$(15,004)			$9,791	$(5,213)

Centrally Cleared Credit Default Swap Index Contracts-Buy Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount		Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 4/30/2017	Unrealized Appreciation/ (Depreciation)	Market Value
Morgan Stanley	CDX North America High Yield Index	5.000%		$250,000	$(19,053)	12/20/21	3.010%	$(2,512)	$(21,565)
Morgan Stanley	iTraxx Europe	1.000	EUR	350,000	(4,974)	6/20/22	0.670	(1,910)	(6,884)
Morgan Stanley	iTraxx Europe Senior Financials	1.000		300,000	(1,805)	6/20/22	0.740	(2,802)	(4,607)

					$(25,832)			$(7,224)	$(33,056)

Centrally Cleared Credit Default Swap Index Contracts-Sell Protection

Swap Counterparty	Reference Obligation	Contract Annual Fixed Rate	Notional Amount		Upfront Premium Received (Paid)	Maturity Date	Implied Credit Spread as of 4/30/2017	Unrealized Appreciation/ (Depreciation)	Market Value
Morgan Stanley	Airbus Group SE	1.000%	EUR	50,000	$302	12/20/17	0.100%	$79	$381

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Notional Amount		Termination Date	Upfront Premium Received (Paid)	Unrealized Appreciation/ (Depreciation)	Market Value
	Rates Type
Morgan Stanley	4 Week TIIE monthly	7.730% monthly	MXN	1,100,000	2/25/27	$1,406	$(291)	$1,115
Morgan Stanley	4 Week TIIE monthly	7.278% monthly		500,000	3/22/22	99	(78)	21
Morgan Stanley	4 Week TIIE monthly	7.317% monthly		800,000	3/23/22	229	(127)	102
Morgan Stanley	4 Week TIIE monthly	6.080% monthly		1,900,000	3/10/26	(9,004)	36	(8,968)
Morgan Stanley	4 Week TIIE monthly	7.740% monthly		2,500,000	2/22/27	3,307	(666)	2,641
Morgan Stanley	4 Week TIIE monthly	7.733% monthly		300,000	2/25/27	387	(80)	307
Morgan Stanley	1.500% annually	6 month EURIBOR semi-annually	EUR	300,000	3/21/48	(3,205)	1,100	(2,105)
Morgan Stanley	4 Week TIIE monthly	7.317% monthly	MXN	1,300,000	3/23/22	193	(26)	167
Morgan Stanley	4 Week TIIE monthly	7.317% monthly		1,100,000	3/23/22	159	(19)	140
Morgan Stanley	0.300% semi-annually	6 month LIBOR semi-annually	JPY	90,000,000	3/18/26	43	(8,849)	(8,806)
Morgan Stanley	6 month EURIBOR semi-annually	0.250% annually	EUR	1,600,000	9/20/22	(3,529)	1,305	(2,224)
Morgan Stanley	2.000% semi-annually	6 month LIBOR semi-annually	GBP	200,000	3/18/22	(14,056)	(1,503)	(15,559)
Morgan Stanley	1.750% semi-annually	3 month LIBOR quarterly		$2,300,000	12/21/26	121,000	(34,605)	86,395
Morgan Stanley	1.750% semi-annually	3 month LIBOR quarterly		7,000,000	12/16/18	(52,421)	(9,695)	(62,116)
Morgan Stanley	2.250% semi-annually	3 month LIBOR quarterly		300,000	9/14/46	28,295	(11,852)	16,443
Morgan Stanley	1.500% semi-annually	3 month LIBOR quarterly		1,200,000	6/21/27	100,207	(16,471)	83,736
Morgan Stanley	3 month LIBOR quarterly	2.000% semi-annually		1,400,000	12/16/20	11,440	6,862	18,302
Morgan Stanley	2.300% semi-annually	3 month LIBOR quarterly		700,000	12/3/25	(2,133)	(9,469)	(11,602)
Morgan Stanley	4 Week TIIE monthly	7.380% monthly	MXN	1,200,000	11/4/26	(68)	(232)	(300)
Morgan Stanley	4 Week TIIE monthly	5.990% monthly		200,000	1/30/26	(1,004)	5	(999)
Morgan Stanley	4 Week TIIE monthly	6.750% monthly		400,000	8/31/21	(349)	(40)	(389)
Morgan Stanley	2.500% semi-annually	3 month LIBOR quarterly		$200,000	6/15/46	6,821	(7,625)	(804)
Morgan Stanley	1.750% semi-annually	3 month LIBOR quarterly		2,600,000	12/21/23	64,158	(26,136)	38,022
Morgan Stanley	1.250% semi-annually	3 month LIBOR quarterly		5,700,000	6/15/18	(5,056)	(2,777)	(7,833)

						$246,919	$(121,233)	$125,686

Glossary:

TIIE	— Interbank Equilibrium Interest Rate
EURIBOR	— Euro Interbank Offered Rate

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$17,384,374	$—	$17,384,374
Centrally Cleared Credit Default Swaps	—	79	—	79
Centrally Cleared Interest Rate Swaps	—	9,308	—	9,308
Collateralized Mortgage Obligations	—	8,264,274	—	8,264,274
Commercial Mortgage-Backed Securities	—	5,364,081	—	5,364,081
Corporate Bonds
Consumer Discretionary	—	857,571	—	857,571
Consumer Staples	—	611,803	—	611,803
Energy	—	871,306	—	871,306
Financials	—	6,901,638	—	6,901,638
Health Care	—	1,373,485	—	1,373,485
Industrials	—	493,032	—	493,032
Information Technology	—	365,467	—	365,467
Materials	—	331,532	—	331,532
Real Estate	—	846,671	—	846,671
Telecommunication Services	—	1,272,061	—	1,272,061
Utilities	—	885,758	—	885,758
Credit Default Swaps	—	9,791	—	9,791
Foreign Government Securities	—	1,171,949	—	1,171,949
Forward Currency Contracts	—	33,669	—	33,669
Futures	36,989	—	—	36,989
Mortgage-Backed Securities	—	5,670,561	—	5,670,561
Municipal Bonds	—	432,254	—	432,254
Options Purchased
Interest Rate Swaptions Purchased	—	44,164	—	44,164
Put Option Purchased	219	—	—	219
Short-Term Investments
Certificates of Deposit	—	1,002,408	—	1,002,408
Foreign Government Treasury Bills	—	2,386,999	—	2,386,999
U.S. Government Agency Securities	—	7,894,908	—	7,894,908
U.S. Treasury Obligations	—	1,143,976	—	1,143,976
U.S. Treasury Obligations	—	7,520,028	—	7,520,028

Total Assets	$37,208	$73,143,147	$—	$73,180,355

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(7,224)	$—	$(7,224)
Centrally Cleared Interest Rate Swaps	—	(130,541)	—	(130,541)
Forward Currency Contracts	—	(56,501)	—	(56,501)
Futures	(40,111)	—	—	(40,111)
Mortgage-Backed Securities	—	(199,828)	—	(199,828)
Options Written
Call Options Written	(3,094)	—	—	(3,094)
Interest Rate Swaptions Written	—	(56,578)	—	(56,578)
Put Options Written	(1,187)	—	—	(1,187)

Total Liabilities	$(44,392)	$(450,672)	$—	$(495,064)

Total	$(7,184)	$72,692,475	$—	$72,685,291

(a) A security with a market value of $200,000 transferred from Level 3 to Level 2 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the six-months ended April 30, 2017.

Fair Values of Derivative Instruments as of April 30, 2017:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument*^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$90,680
Foreign exchange contracts	Receivables	33,669
Credit contracts	Receivables	9,870

Total		$134,219

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(231,511)
Foreign exchange contracts	Payables	(56,501)
Credit contracts	Payables	(7,224)

Total		$(295,236)

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six-months ended April 30, 2017:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$37,632	$17,783	$—	$733,482	$788,897
Foreign exchange contracts	1,622	—	412,423	—	414,045
Credit contracts	—	—	—	8,488	8,488

Total	$39,254	$17,783	$412,423	$741,970	$1,211,430

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(17,100)	$(39,805)	$—	$(167,679)	$(224,584)
Foreign exchange contracts	—	—	(148,664)	—	(148,664)
Credit contracts	—	—	—	(132)	(132)

Total	$(17,100)	$(39,805)	$(148,664)	$(167,811)	$(373,380)

* Includes cumulative appreciation / depreciation of futures contracts and centrally cleared swaps as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

^ The Fund held options, forward foreign currency, futures and swap contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Fund held forward foreign currency contracts with an average settlement value of approximately $8,489,000, options with an average notional balance of approximately $144,000, swaps with an average notional balance of approximately $989,000 and futures contracts with an average notional balance of approximately $18,610,000 during the six-months ended April 30, 2017.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2017:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$49,898	$(49,898)	$—	$—
Citibank N.A.	6,362	—	—	6,362
Credit Suisse	10,385	(9,616)	—	769
Deutsche Bank AG	7,029	(4,187)	—	2,842
Goldman Sachs International	13,902	—	—	13,902
JPMorgan Chase Bank	48	(48)	—	—

Total	$87,624	$(63,749)	$—	$23,875

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$96,813	$(49,898)	$—	$46,915
Credit Suisse	9,616	(9,616)	—	—
Deutsche Bank AG	4,187	(4,187)	—	—
JPMorgan Chase Bank	2,463	(48)	—	2,415

Total	$113,079	$(63,749)	$—	$49,330

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2017 (Unaudited)

Investment security transactions for the six months ended April 30, 2017 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,922,727
Long-term U.S. government debt securities	3,027,296

$35,950,023

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$32,610,160
Long-term U.S. government debt securities	6,082,683

$38,692,843

As of April 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,369,253
Aggregate gross unrealized depreciation	(385,234)

Net unrealized appreciation	$984,019

Federal income tax cost of investments	$72,106,500

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

ASSETS
Investments at value (Cost $72,101,071)	$73,090,519
Cash	1,013,108
Foreign cash (Cost $35,962)	36,071
Cash held as collateral at broker for futures	4,510,000
Cash held as collateral at broker for swaps	279,000
Receivable for forward commitments	495,234
Dividends, interest and other receivables	269,325
Market value on OTC swap contracts (Premiums received $221,840)	222,607
Due from broker for futures variation margin	79,060
Receivable for securities sold	73,893
Unrealized appreciation on forward foreign currency contracts	33,669
Receivable for Fund shares sold	100

Total assets	80,102,586

LIABILITIES
Variation Margin on Centrally Cleared Swaps	4,465,265
Payable for forward commitments	3,972,891
Payable for securities purchased	702,411
Market value on OTC swap contracts (Premiums received $236,844)	227,820
Securities sold short (Proceeds received $198,219)	199,828
Options written, at value (Premiums received $69,339)	60,859
Unrealized depreciation on forward foreign currency contracts	56,501
Investment management fees payable	19,697
Dividends and distributions payable	9,074
Administrative fees payable	8,659
Distribution fees payable - Class R	41
Transfer agent fees payable	23
Distribution fees payable - Class A	23
Payable for Fund shares redeemed	1
Accrued expenses	52,680

Total liabilities	9,775,773

NET ASSETS	$70,326,813

Net assets were comprised of:
Paid in capital	$69,131,366
Accumulated undistributed net investment income (loss)	(75,789)
Accumulated undistributed net realized gain (loss) on investments, securities sold short, options written, futures, swaps and foreign currency transactions	418,728
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures, swaps and foreign currency translations	852,508

Net assets	$70,326,813

Class A
Net asset value and redemption price per share, $109,899 / 10,994 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.00
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price per share	$10.47

Class I
Net asset value and redemption price per share, $70,116,931 / 7,008,100 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.01

Class R
Net asset value and redemption price per share, $99,983 / 10,010 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.99

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$1,123,512

EXPENSES
Investment advisory fees	276,148
Professional fees	85,026
Administrative fees	51,778
Registration and filing fees	22,603
Printing and mailing expenses	22,549
Custodian fees	14,117
Transfer agent fees	12,998
Trustees’ fees	3,499
Distribution fees - Class R	246
Distribution fees - Class A	135
Miscellaneous	23,568

Gross expenses	512,667
Less: Waiver from investment adviser	(132,486)

Net expenses	380,181

NET INVESTMENT INCOME (LOSS)	743,331

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(259,951)
Futures	17,783
Foreign currency transactions	427,742
Swaps	741,970
Options written	47,517
Securities sold short	10,191

Net realized gain (loss)	985,252

Change in unrealized appreciation (depreciation) on:
Investments	77,939
Futures	(39,805)
Foreign currency translations	(156,328)
Swaps	(167,811)
Options written	(23,386)
Securities sold short	(3,882)

Net change in unrealized appreciation (depreciation)	(313,273)

NET REALIZED AND UNREALIZED GAIN (LOSS)	671,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,415,310

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$743,331	$1,318,044
Net realized gain (loss) on investments, securities sold short, options written, futures, foreign currency transactions and swaps	985,252	(781,949)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures, foreign currency translations and swaps	(313,273)	1,920,814

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,415,310	2,456,909

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(882)	(1,093)
Class I	(628,116)	(774,527)
Class R	(722)	(929)

	(629,720)	(776,549)

Return of capital
Class A	—	(1,669)
Class I	—	(1,182,210)
Class R	—	(1,417)

	—	(1,185,296)

TOTAL DIVIDENDS AND DISTRIBUTIONS:	(629,720)	(1,961,845)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 966 shares, respectively ]	—	9,460
Capital shares issued in reinvestment of dividends [ 8 and 20 shares, respectively ]	79	194

Total Class A transactions	79	9,654

Class I
Capital shares sold [ 16,342 and 25,890 shares, respectively ]	162,000	253,672
Capital shares issued in reinvestment of dividends [ 203 and 453 shares, respectively ]	2,010	4,449
Capital shares repurchased [ (15,356) and (280) shares, respectively ]	(151,722)	(2,750)

Total Class I transactions	12,288	255,371

Class R
Capital shares sold [ 0 and 10 shares, respectively ]	—	100
Capital shares issued in reinvestment of dividends [ 0# and 0 shares, respectively ]	1	—

Total Class R transactions	1	100

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	12,368	265,125

TOTAL INCREASE (DECREASE) IN NET ASSETS	797,958	760,189
NET ASSETS:
Beginning of period	69,528,855	68,768,666

End of period (a)	$70,326,813	$69,528,855

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(75,789)	$(189,400)

# Number of shares is less than 0.5.

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$9.89	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.16	0.01
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures, foreign currency transactions and swaps	0.10	0.17	(0.16)

Total from investment operations	0.19	0.33	(0.15)

Less distributions:
Dividends from net investment income	(0.08)	(0.10)	(0.03)
Return of capital	—	(0.16)	—

Total dividends and distributions	(0.08)	(0.26)	(0.03)

Net asset value, end of period	$ 10.00	$9.89	$9.82

Total return (b)	1.94%	3.39%	(1.54)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$110	$109	$98
Ratio of expenses to average net assets:
After waivers (a)	1.35%	1.40%	1.40%
Before waivers (a)	1.73%	1.84%	1.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.90%	1.68%	0.37	%(l)
Before waivers (a)	1.52%	1.24%	0.15	%(l)
Portfolio turnover rate (z)^	56%	152%	77%

Class I	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$9.89	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.19	0.02
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures, foreign currency transactions and swaps	0.10	0.16	(0.17)

Total from investment operations	0.21	0.35	(0.15)

Less distributions:
Dividends from net investment income	(0.09)	(0.11)	(0.03)
Return of capital	—	(0.17)	—

Total dividends and distributions	(0.09)	(0.28)	(0.03)

Net asset value, end of period	$10.01	$9.89	$9.82

Total return (b)	2.03%	3.63%	(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70,117	$69,321	$68,572
Ratio of expenses to average net assets:
After waivers (a)	1.10%	1.15%	1.15%
Before waivers (a)	1.48%	1.58%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.15%	1.92%	0.68	%(l)
Before waivers (a)	1.77%	1.49%	0.47	%(l)
Portfolio turnover rate (z)^	56%	152%	77%

See Notes to Financial Statements.

1290 FUNDS

1290 UNCONSTRAINED BOND MANAGERS FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	July 6, 2015* to October 31, 2015
Net asset value, beginning of period	$9.88	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.14	—	#
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures, foreign currency transactions and swaps	0.10	0.15	(0.16)

Total from investment operations	0.18	0.29	(0.16)

Less distributions:
Dividends from net investment income	(0.07)	(0.09)	(0.02)
Return of capital	—	(0.14)	—

Total dividends and distributions	(0.07)	(0.23)	(0.02)

Net asset value, end of period	$9.99	$9.88	$9.82

Total return (b)	1.85%	3.05%	(1.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100	$99	$98
Ratio of expenses to average net assets:
After waivers (a)	1.60%	1.65%	1.65%
Before waivers (a)	1.98%	2.08%	1.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.65%	1.42%	0.12	%(l)
Before waivers (a)	1.27%	0.99%	(0.11	)%(l)
Portfolio turnover rate (z)^	56%	152%	77%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2017 (Unaudited)

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eighteen diversified funds in operation (each a “Fund” and collectively, the “Funds”). The investment adviser to each Fund is AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers® (“1290 Asset Managers” or “FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

The total amount of seed capital at the Funds’ commencement of operations is listed below:

Funds:	Commencement Date	Class	Seed Capital
1290 Low Volatility Global Equity	2/27/17	Class I	$2,500,000
1290 Retirement 2020	2/27/17	Class I	2,500,000
1290 Retirement 2025	2/27/17	Class I	2,500,000
1290 Retirement 2030	2/27/17	Class I	2,500,000
1290 Retirement 2035	2/27/17	Class I	2,500,000
1290 Retirement 2040	2/27/17	Class I	2,500,000
1290 Retirement 2045	2/27/17	Class I	2,500,000
1290 Retirement 2050	2/27/17	Class I	2,500,000
1290 Retirement 2055	2/27/17	Class I	2,500,000
1290 Retirement 2060	2/27/17	Class I	2,500,000

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Multi-Alternative Strategies Fund, 1290 Low Volatility Global Equity Fund, 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and the 1290 Retirement 2060 Fund are types of mutual funds often described as “fund-of-funds.” These Funds pursue their investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”).

The Trust has authorized four classes of shares, Class A, Class I, Class R and Class T on behalf of the following eighteen Funds: 1290 Convertible Securities Fund, 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 Global Talents Fund, 1290 High Yield Bond Fund, 1290 Low Volatility Global Equity Fund, 1290 Multi-Alternative Strategies Fund, 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund, 1290 Retirement 2060 Fund, 1290 SmartBeta Equity Fund and 1290 Unconstrained Bond Managers Fund. Class C shares of each Fund (except 1290 Low Volatility Global Equity Fund and each Retirement Fund) were redesignated as Class T shares on March 1, 2017. Class T shares currently are not offered for sale. Additionally, 1290 Low Volatility Global Equity Fund, 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and 1290 Retirement 2060 Fund currently only offer Class I shares.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

The Class A, Class R and Class T shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all four classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Convertible Securities Fund, 1290 High Yield Bond Fund and 1290 Unconstrained Bond Managers Fund, and up to 5.50% for 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 Global Talents Fund, 1290 Low Volatility Global Equity, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund, 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and 1290 Retirement 2060 Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of net asset value (“NAV”) of the redeemed shares at the time of purchase or the NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase. Class T shares are subject to a maximum front-end sales charge of up to 2.50%.

1290 High Yield Bond Fund shares that are held for one month or less are subject to a 2.00% redemption fee based on the current NAV on all classes subject to certain exceptions as described in the Fund’s prospectus. No such redemption fees were assessed during the six months ended April 30, 2017.

The investment objectives of each Fund are as follows:

1290 Convertible Securities Fund (sub-advised by Palisade Capital Management, L.L.C.) — Seeks a high level of total return.

1290 DoubleLine Dynamic Allocation Fund (sub-advised by DoubleLine Capital LP) — Seeks to achieve total return from long-term capital appreciation and income.

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management Inc.) — Seeks to maximize capital appreciation.

1290 Global Talents Fund (sub-advised by AXA Investment Managers, Inc. (“AXA IM”), an affiliate of 1290 Asset Managers) — Seeks to provide long-term capital growth.

1290 High Yield Bond Fund (sub-advised by AXA IM) — Seeks to maximize current income.

1290 Low Volatility Global Equity Fund — Seeks long-term capital appreciation while managing portfolio volatility.

1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 Retirement 2020 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2025 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2030 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2035 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2040 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

1290 Retirement 2045 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2050 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2055 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 Retirement 2060 Fund — Seeks the highest total return (including capital growth and income) over time consistent with its asset mix while managing portfolio volatility.

1290 SmartBeta Equity Fund (sub-advised by AXA Rosenberg Investment Management LLC, an affiliate of 1290 Asset Managers) — Seeks to achieve long-term capital appreciation.

1290 Unconstrained Bond Managers Fund (sub-advised by Pacific Investment Management Company LLC and TCW Investment Management Company) — Seeks to achieve maximum current income and total return over a full market cycle through opportunistic sector allocation.

The following is a summary of the significant accounting policies of the Trust:

In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Funds’ net assets or results of operations.

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing service may utilize many factors in making evaluations, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

Mortgage-backed and asset-backed securities are valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing service may utilize many factors in making evaluations, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Fund will be valued at the NAV of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Centrally cleared swaps are priced using the value determined by the central counterparty (“CCP”) at the end of the day. If the CCP price is unavailable, a price provided by an approved pricing service will be used.

Swaptions are marked-to-market daily based upon values from third party vendors.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making evaluations. Forward foreign exchange contracts may be settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

During the six months ended April 30, 2017, the 1290 GAMCO Small/Mid Cap Value Fund, and the 1290 Unconstrained Bond Managers Fund held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Fund, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Fund reflects realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Funds’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Fund.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the NAVs of the Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a subadministration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of April 30, 2017 is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Funds’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Fund. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

information, corporate actions, related securities, any available company news and announcements and any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. None of the Funds applied these procedures on April 30, 2017.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

Offering costs incurred in connection with the offering of shares of the Funds will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Funds commencement of public offering of shares.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class-specific basis.

Offering costs incurred during the year ended October 31, 2016 by the Funds shown below were:

Funds:	Offering Costs
1290 Global Talents	$34,321
1290 DoubleLine Dynamic Allocation	66,986

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

Additionally, offering costs incurred during the six months ended April 30, 2017 by the Funds shown below were:

Funds:	Offering Costs
1290 Low Volatility Global Equity	$4,678
1290 Retirement 2020	3,607
1290 Retirement 2025	3,607
1290 Retirement 2030	3,606
1290 Retirement 2035	3,606
1290 Retirement 2040	3,606
1290 Retirement 2045	3,606
1290 Retirement 2050	3,605
1290 Retirement 2055	3,605
1290 Retirement 2060	3,605

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on a Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations of the Funds. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Funds intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal, State and local income tax provision are required.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2016, the Funds did not incur any interest or penalties. Each of the tax years in the two year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

Dividends from net investment income, if any, are declared and distributed at least annually for all Funds (1290 Convertible Securities Fund, 1290 High Yield Bond Fund and 1290 Unconstrained Bond Managers Fund declare and distribute monthly). Dividends to shareholders of the Fund to which such gains are attributable from net realized short-term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The tax character of distributions for the years ended October 31, 2016 and October 31, 2015 and the tax composition of undistributed ordinary income and undistributed long term gains for the years ended October 31, 2016 and October 31, 2015 are presented in the following table. For the Funds, the cumulative timing differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to Distributions Payable (1290 High Yield Bond), Capital Losses Carried Forward (1290 High Yield Bond, 1290 Multi-Alternative Strategies, 1290 SmartBeta Equity and 1290 Unconstrained Bond Managers), Wash Sale Loss Deferrals (1290 GAMCO Small/Mid Cap Value) and Partnership Basis Adjustments (1290 Multi-Alternative Strategies).

	Year Ended October 31, 2016				Year Ended October 31, 2015
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long-Term Gains	Distributed Ordinary Income	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long-Term Gains
1290 Convertible Securities	$423,202	$—	$172,604	$—	$79,871	$64,906	$—
1290 DoubleLine Dynamic Allocation	—	—	1,295,094	—	—	—	—
1290 GAMCO Small/Mid Cap Value	125,312	448	77,724	59,158	18,854	118,272	203
1290 Global Talents	—	—	89,224	—	—	—	—
1290 High Yield Bond	2,047,010	—	—	—	1,820,139	239,013	—
1290 Low Volatility Global Equity	—	—	—	—	—	—	—
1290 Multi-Alternative Strategies	57,243	—	—	—	—	2,002	—
1290 Retirement 2020	—	—	—	—	—	—	—
1290 Retirement 2025	—	—	—	—	—	—	—
1290 Retirement 2030	—	—	—	—	—	—	—
1290 Retirement 2035	—	—	—	—	—	—	—
1290 Retirement 2040	—	—	—	—	—	—	—
1290 Retirement 2045	—	—	—	—	—	—	—
1290 Retirement 2050	—	—	—	—	—	—	—
1290 Retirement 2055	—	—	—	—	—	—	—
1290 Retirement 2060	—	—	—	—	—	—	—
1290 SmartBeta Equity	153,198	—	127,473	—	30,060	127,923	—
1290 Unconstrained Bond Managers	776,549	—	—	—	220,349	28,490	—

The following Funds had a Return of Capital during the year ended October 31, 2016:

Funds:	Return of Capital
1290 High Yield Bond	$17,144
1290 Multi-Alternative Strategies.	28,089
1290 Unconstrained Bond Managers	1,185,296

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. The following Funds have losses incurred that will be carried forward under the provisions of the RIC Mod Act as follows:

	Losses Carried Forward
Funds:	Short-Term	Long-Term
1290 Convertible Securities	$351,805	$—
1290 High Yield Bond	734,211	1,152,233
1290 Multi-Alternative Strategies	75,781	76,546
1290 SmartBeta Equity	64,620	35,904
1290 Unconstrained Bond Managers	329,452	—

Sale-Buybacks:

The Funds may enter into financing transactions referred to as “sale-buybacks”. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Fund’s Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Fund’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Fund’s Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. In the event the net exposure for sale-buybacks and certain derivatives trades exceeds $250,000 (on a per counterparty basis) the Fund will post additional collateral. As of April 30, 2017, the 1290 Unconstrained Bond Managers Fund did not need to post additional collateral. The 1290 Unconstrained Bond Managers Fund had open sale-buybacks at April 30, 2017.

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian for current or potential derivative holdings as necessary throughout the year.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

Options:

Certain Funds write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of purchase) of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy, or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

A Fund may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). Funds may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Funds that is greater than if the Funds had engaged solely in transactions that settle in the customary time.

The Funds may be exposed to foreign currency risks associated with Fund investments. During the reporting period, the Funds entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

A Fund may purchase foreign currency on a spot (or cash) basis. In addition, a Fund may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations of the Funds. The Sub-Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency exchange contracts to gain exposure to currencies. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a clearing counterparty, registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. There is potential for swaps to be illiquid. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing

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April 30, 2017 (Unaudited)

market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statement of Operations.

Currency swaps involve the exchange by one party with another party of a series of payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund may enter into currency swaps that involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), the Fund may value the credit default swap at its notional amount in applying certain of the Fund’s investment policies and restrictions, but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions.

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April 30, 2017 (Unaudited)

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Market and Credit Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, forward commitments and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline the value of certain fixed-income securities held by a Fund generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Fund generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e. yield) movements. As of April 30, 2017, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Fund is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns.

Forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security.

The market values of the Fund’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a financial derivatives contract, repurchase agreement or a loan of portfolio securities or other transactions, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Certain Funds may invest in below investment grade high-yield securities (“junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Because certain Funds invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Funds indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a Fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities; equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector with their individual investment strategies including futures, forward currency exchange contracts, options, swaps, and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser supervises the investment program for each Fund in accordance with each Fund’s investment objectives, policies and restrictions. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Management Fees
1290 Retirement 2020	0.500% of average daily net assets
1290 Retirement 2025	0.500% of average daily net assets
1290 Retirement 2030	0.500% of average daily net assets
1290 Retirement 2035	0.500% of average daily net assets
1290 Retirement 2040	0.500% of average daily net assets
1290 Retirement 2045	0.500% of average daily net assets
1290 Retirement 2050	0.500% of average daily net assets
1290 Retirement 2055	0.500% of average daily net assets
1290 Retirement 2060	0.500% of average daily net assets

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 DoubleLine Dynamic Allocation	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 Global Talents	0.800	0.750	0.725	0.700	0.675
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

	(as a percentage of average daily net assets)
Fund:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 Multi-Alternative Strategies	0.500%	0.490%	0.480%	0.470%
1290 Low Volatility Global Equity	0.500%	0.490%	0.480%	0.470%

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Thereafter
1290 Convertible Securities	0.700%	0.680%	0.660%
1290 High Yield Bond	0.600	0.580	0.560
1290 Unconstrained Bond Managers	0.800	0.780	0.760

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

In addition to the advisory fee, each Fund pays the Administrator its proportionate share of an asset-based administration fee, which is equal to an annual rate of the greater of 0.15% of each Fund’s average daily net assets, or $30,000 per Fund (or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable). The Administrator has contracted with the

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I, Class R and Class T shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A, Class R and Class T shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50
Class T*	0.25

*	The Distribution Fees for Class T shares are currently being waived. This waiver is voluntary and could be eliminated at any time. Prior to March 1, 2017, the rate for Class T shares (when they were known as Class C shares) was 1.00%.

The Trust, on behalf of the Funds, has entered into a Transfer Agency and Service Agreement (the “Transfer Agency Agreement”) with Boston Financial Data Services (“BFDS”). Pursuant to the Transfer Agency Agreement, BFDS is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, BFDS receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. At April 30, 2017, certain of the Funds maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

The Trust, on behalf of the Funds, has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with 1290 Asset Managers whereby 1290 Asset Managers has contractually agreed to waive fees and/or reduce its fees to the extent that the aggregate expenses incurred by a Fund in any fiscal year, including but not limited to offering costs and investment advisory fees of the Adviser (but excluding interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Fund invests, other expenditures that are capitalized in accordance with generally accepted accounting principles (other than offering costs), other extraordinary expenses not incurred in the ordinary course of such Fund’s

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) (“Fund Operating Expenses”), exceed the Maximum Annual Operating Expense Limit of:

	Total Expense Limited to (% of daily net assets)
Funds:	Class A	Class I	Class R	Class T**
1290 Convertible Securities	1.05%	1.05%	1.05%	1.05%
1290 DoubleLine Dynamic Allocation	1.00	1.00	1.00	1.00
1290 GAMCO Small/Mid Cap Value	1.00	1.00	1.00	1.00
1290 Global Talents	1.00	1.00	1.00	1.00
1290 High Yield Bond	0.80	0.80	0.80	0.80
1290 Low Volatility Global Equity*	0.65	0.65	0.65	0.65
1290 Multi-Alternative Strategies*	1.40	1.40	1.40	1.40
1290 Retirement 2020*	0.65	0.65	0.65	0.65
1290 Retirement 2025*	0.65	0.65	0.65	0.65
1290 Retirement 2030*	0.65	0.65	0.65	0.65
1290 Retirement 2035*	0.65	0.65	0.65	0.65
1290 Retirement 2040*	0.65	0.65	0.65	0.65
1290 Retirement 2045*	0.65	0.65	0.65	0.65
1290 Retirement 2050*	0.65	0.65	0.65	0.65
1290 Retirement 2055*	0.65	0.65	0.65	0.65
1290 Retirement 2060*	0.65	0.65	0.65	0.65
1290 SmartBeta Equity	0.90	0.90	0.90	0.90
1290 Unconstrained Bond Managers	1.00	1.00	1.00	1.00

*	Includes fees and expenses of other investment companies in which the Fund invests.
**	Class T shares were known as Class C shares prior to March 1, 2017.

Prior to March 1, 2017, 1290 Asset Managers had contractually agreed to the following expense limitations:

	Total Expense Limited to (% of daily net assets)
Funds:	Class A	Class T*	Class I	Class R
1290 GAMCO Small/Mid Cap Value	1.10%	1.10%	1.10%	1.10%
1290 Global Talents	1.15	1.15	1.15	1.15
1290 High Yield Bond	0.85	0.85	0.85	0.85
1290 SmartBeta Equity	1.10	1.10	1.10	1.10
1290 Unconstrained Bond Managers	1.15	1.15	1.15	1.15

*	Class T shares were known as Class C prior to March 1, 2017.

1290 Asset Managers first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to 1290 Asset Managers the advisory fees waived or other expenses assumed and paid for by 1290 Asset Managers pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Fund to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or assumed by 1290 Asset Managers. During the six months ended April 30, 2017, 1290 Asset Managers did not receive recoupment for any of the Funds within the Trust. At April 30, 2017,

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible Through				Total Eligible For Recoupment
Funds:	2017	2018	2019	2020
1290 Convertible Securities	$—	$79,383	$181,764	$78,489	$339,636
1290 DoubleLine Dynamic Allocation	—	—	206,816	143,467	350,283
1290 GAMCO Small/Mid Cap Value	—	256,568	170,475	79,209	506,252
1290 Global Talents	—	—	124,531	95,307	219,838
1290 High Yield Bond	—	398,213	190,254	104,494	692,961
1290 Low Volatility Global Equity	—	—	—	17,826	17,826
1290 Multi-Alternative Strategies	—	67,806	167,229	68,467	303,502
1290 Retirement 2020	—	—	—	17,213	17,213
1290 Retirement 2025	—	—	—	17,203	17,203
1290 Retirement 2030	—	—	—	17,209	17,209
1290 Retirement 2035	—	—	—	17,218	17,218
1290 Retirement 2040	—	—	—	17,228	17,228
1290 Retirement 2045	—	—	—	17,237	17,237
1290 Retirement 2050	—	—	—	17,247	17,247
1290 Retirement 2055	—	—	—	17,257	17,257
1290 Retirement 2060	—	—	—	17,259	17,259
1290 SmartBeta Equity	—	283,924	150,945	81,333	516,202
1290 Unconstrained Bond Managers	—	80,587	294,316	131,641	506,544

During the six months ended April 30, 2017, the Distributor voluntarily waived distribution fees for the Funds’ Class T shares. These amounts as follows are not eligible for recoupment:

Funds:	Voluntary Waivers
1290 GAMCO Small/Mid Cap Value	$428
1290 High Yield Bond	481
1290 SmartBeta Equity	404

During the six months ended April 30, 2017, FMG LLC voluntarily waived fees for certain Funds. The amounts waived were as follows and are not eligible for recoupment:

Funds:	Voluntary Waivers
1290 Convertible Securities	$265
1290 DoubleLine Dynamic Allocation	670
1290 GAMCO Small/Mid Cap Value	420
1290 Global Talents	253
1290 High Yield Bond	364
1290 Multi-Alternative Strategies	200
1290 SmartBeta Equity	158
1290 Unconstrained Bond Managers	845

If during a Fund’s fiscal year, Fund Operating Expenses that at any time during the prior three fiscal years received a fee waiver or reduction from 1290 Asset Managers less than the percentage limits mentioned above, 1290 Asset Managers is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or reduced and (b) the amount by which the expense limit for that share class exceeds the Fund Operating Expenses of the share class for the current fiscal year.

During the six months ended April 30, 2017, DoubleLine Capital LP reimbursed 1290 DoubleLine Dynamic Allocation Fund $9,950 of Investment Management fees from the

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2017 (Unaudited)

DoubleLine Floating Rate Fund and the DoubleLine Global Bond Fund, which are underlying investments in this Fund. This reimbursement is not eligible for recoupment.

Note 3	Sales Charges

The Distributor receives sales charges on the Funds’ Class A and Class T shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. The Distributor has advised the Funds that for the six months ended April 30, 2017, the proceeds retained from sales and redemptions are as follows:

	Class A		Class T
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge	Front End Sales Charge
1290 Convertible Securities	$86	$—	$—
1290 DoubleLine Dynamic Allocation	10,800	—	—
1290 GAMCO Small/Mid Cap Value	16,839	—	—
1290 High Yield Bond	6,544	—	—
1290 Multi-Alternative Strategies	13,265	—	—
1290 SmartBeta Equity	4,967	—	—

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

Note 4	Percentage of Ownership by Affiliates

At April 30, 2017, 1290 Asset Managers held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
1290 Convertible Securities	94.49%
1290 Doubleline Dynamic Allocation	95.19
1290 GAMCO Small/ Mid Cap Value	21.88
1290 Global Talents	99.42
1290 High Yield Bond	94.21
1290 Low Volatility Global Equity	98.92
1290 Multi-Alternative Strategies	62.72
1290 Retirement 2020 Fund	100.00
1290 Retirement 2025 Fund	100.00
1290 Retirement 2030 Fund	100.00
1290 Retirement 2035 Fund	100.00
1290 Retirement 2040 Fund	100.00
1290 Retirement 2045 Fund	99.70
1290 Retirement 2050 Fund	100.00
1290 Retirement 2055 Fund	100.00
1290 Retirement 2060 Fund	100.00
1290 SmartBeta Equity	86.23
1290 Unconstrained Bond Managers	99.59

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

April 30, 2017 (Unaudited)

Note 5	Subsequent Events

The Adviser evaluated subsequent events from April 30, 2017, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to disclose.

Note 6	Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation’’). The lawsuit was filed derivatively on behalf of eight Portfolios of EQ Advisors Trust (a separate Trust) advised by the Adviser. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to the Adviser and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, the Adviser and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief and in December 2011, the Defendants filed a motion to dismiss the Amended Complaint. In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint.

In January 2013, a second lawsuit against the Adviser was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of certain Portfolios of EQ Advisors Trust advised by the Adviser. The Sanford Litigation does not involve any of the Funds. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to the Adviser in its capacity as the Administrator of EQ Advisors Trust (a separate Trust). The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Plaintiffs and Defendants filed motions for summary judgment and other pre-trial motions, which were denied by the Court in August 2015.

The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. On August 25, 2016, the Court issued its decision in favor of the Adviser and AXA Equitable, finding that the Plaintiffs had failed to meet their burden to demonstrate that the Adviser and AXA Equitable breached their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, Plaintiffs filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third Circuit.

None of the Funds within the Trust are a party to the Sivolella or Sanford Litigations and any potential damages would be the responsibility of the Defendants. Therefore, no liability for litigation relating to these matters has been accrued in the financial statements of the Funds.

1290 FUNDS

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

At a meeting held on September 27-28, 2016, the Board of Trustees (the “Board”) of 1290 Funds (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an Investment Advisory Agreement (an “Agreement”) with AXA Equitable Funds Management Group, LLC (d/b/a 1290 Asset Managers®) (“1290 Asset Managers” or the “Adviser”) with respect to the 1290 Low Volatility Global Equity Fund (a “Fund”).

In addition, the Board of the Trust, including the Independent Trustees, previously considered and unanimously approved an Investment Advisory Agreement (an “Agreement”) with the Adviser with respect to the 1290 Retirement 2020 Fund, the 1290 Retirement 2025 Fund, the 1290 Retirement 2030 Fund, the 1290 Retirement 2035 Fund, the 1290 Retirement 2040 Fund, the 1290 Retirement 2045 Fund, the 1290 Retirement 2050 Fund, the 1290 Retirement 2055 Fund, and the 1290 Retirement 2060 Fund (each, a “Fund” or a “1290 Retirement Fund” and, together with the 1290 Low Volatility Global Equity Fund, the “Funds”).

Each Fund is a newly-created fund of the Trust that commenced operations on March 1, 2017. The Board noted that each Fund would operate as a fund-of-funds that would seek to achieve its investment objective by investing in exchange traded securities of other investment companies or investment vehicles (referred to as underlying ETFs).

In reaching its decision to approve the Agreement with respect to each Fund, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Fund and its shareholders. The Board further considered all factors it deemed relevant with respect to each Fund and the Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Fund by the Adviser and its affiliates; (2) the level of the Fund’s proposed advisory fee and the Fund’s expense ratios relative to those of peer funds; (3) the anticipated costs of the services to be provided by, and the estimated profits to be realized by, the Adviser and its affiliates from their relationships with the Fund; (4) the anticipated effect of growth and size on the Fund’s performance and expenses, including any potential economies of scale; and (5) “fall out” benefits that may accrue to the Adviser and its affiliates (i.e., indirect benefits that the Adviser or its affiliates would be unable to generate but for the existence of the Funds). In considering the Agreement, the Board did not identify any single factor or information as all-important or controlling, and each Trustee may have attributed different weight to each factor.

In connection with its deliberations at each meeting, the Board took into account information prepared by the Adviser, including memoranda and other materials addressing the factors set out above, and provided to the Trustees in connection with the meeting. The Board also took into account information provided to the Trustees at prior Board meetings. The information provided to the Trustees described, among other things, each Fund’s investment strategies and risks, the services to be provided by the Adviser, as well as the Adviser’s investment personnel, proposed advisory fee, expense ratios, expense limitation arrangements, and other matters. During each meeting, the Trustees met with senior representatives of the Adviser to discuss the relevant Agreement and the information provided. The Independent Trustees met in advance of, and in executive session during, each meeting at which the Board approved an Agreement to review the information provided. At each meeting, the Independent Trustees and management engaged in extensive discussions regarding the relevant Agreement. The Independent Trustees were assisted by independent legal counsel prior to and during each meeting and during their deliberations regarding each Agreement and also received materials discussing the legal standards applicable to their consideration of each Agreement.

The Board also noted that the Trust is an affiliated investment company of EQ Advisors Trust, which is also managed by the Adviser, and that all of the Board members also currently serve on the Board of Trustees of EQ Advisors Trust. The Board took into account information relating to the Adviser provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust, at prior meetings of the Board of Trustees of EQ Advisors Trust, and the Trustees noted their experience and familiarity with the Adviser and the portfolios of EQ Advisors Trust derived from their years of service on the Boards of EQ Advisors Trust and the Trust.

Although the Board approved the Agreement for all of the 1290 Retirement Funds at the same Board meeting, the Board considered each 1290 Retirement Fund separately. In approving the Agreement with respect to each Fund, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of all information, determined that the proposed advisory fee was fair and reasonable and that the approval of the Agreement was in the best interests of the applicable Fund and its shareholders. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to approve each Agreement.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to each Fund and its shareholders by the Adviser and its affiliates. The Board also considered the Adviser’s responsibilities with respect to each Fund. The Board also considered the Adviser’s experience in serving as the investment adviser for the other funds of the Trust and, based on the Board members’ service as Trustees of EQ Advisors Trust, the Adviser’s experience in serving as the investment manager for portfolios of EQ Advisors Trust, including portfolios that, like the Funds, are structured as funds-of-funds. The Board considered that the Adviser would be responsible for, among other things, developing investment strategies for the Funds; making investment decisions for the Funds; monitoring and evaluating the performance of the Funds; monitoring the investment operations and composition of the Funds and, in connection therewith, monitoring compliance with the Funds’ investment objectives, policies and restrictions, as well as the Funds’ compliance with applicable law and the Trust’s compliance policies and procedures; placing orders for the purchase or sale of investments for the Funds; coordinating and managing the flow of information and communications relating to the Funds among the applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Funds. The Board also considered information regarding the Adviser’s process for making investment decisions for the Funds, as well as information regarding the qualifications and experience of, and resources available to, the personnel who would manage the Funds. The Board further considered that the Adviser has provided the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities. The Board also considered that the Adviser has assumed significant entrepreneurial risk in sponsoring the Funds and that the Adviser also would bear and assume significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to the Funds. The Board considered that the Adviser’s responsibilities would include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Funds. The Board also considered information regarding the Adviser’s ongoing risk management activities. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Adviser also was based, in part, on (i) the Board’s experience and familiarity with the Adviser serving as the investment adviser for the other funds of the Trust, and on periodic reports provided to the Board regarding the services provided by the Adviser to those other funds, and (ii) the Trustees’ experience and familiarity, in their capacities as Trustees of EQ Advisors Trust, with the Adviser serving as the investment manager for portfolios of EQ Advisors Trust, including portfolios that, like the Funds, are structured as funds-of-funds, and on periodic reports provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust, regarding the services provided by the Adviser to those other portfolios.

The Board members also factored into their review their experience and familiarity with the Adviser’s compliance program, policies, and procedures with respect to the Trust and their experience and familiarity, in their capacities as Trustees of EQ Advisors Trust, with the Adviser’s compliance program, policies, and procedures with respect to EQ Advisors Trust. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and reviewed information regarding the Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Funds.

The Board also considered the benefits that would be provided to shareholders from participation in a Fund advised by the Adviser, including the Adviser’s experience operating a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, shareholder servicing and distribution support services that the Adviser and its affiliates would provide to the Funds and their shareholders.

The Board noted that the Funds did not have any performance history as they were newly organized and had not commenced operations as of the dates of the relevant meetings. However, the Board received and reviewed information regarding each Fund’s investment objectives and policies and its anticipated investments and asset allocations. The Board also considered the Adviser’s expertise, resources, proposed methodology and personnel for managing the Funds and its experience managing the other funds of the Trust, as well as portfolios of EQ Advisors Trust, including portfolios that, like the Funds, are structured as funds-of-funds.

Based on its review, the Board determined, with respect to each Fund, that the nature, quality and extent of the overall services to be provided by the Adviser were appropriate for the Fund in light of its investment objectives and, thus, supported a decision to approve the Agreement.

Expenses. The Board considered each Fund’s proposed advisory fee in light of the nature, quality and extent of the overall services to be provided by the Adviser. The Board also considered each Fund’s proposed advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser, including portfolios that, like the Funds, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between the Funds and the other funds-of-funds managed by the Adviser. The Board also considered information provided by the Adviser comparing the proposed advisory fee rate and expense ratios for each Fund to the advisory fee rates and expense ratios for comparable funds, including information compiled by Lipper, Inc., an independent organization. The Board further considered that the proposed advisory fee schedule for the 1290 Low Volatility Global Equity Fund includes breakpoints that would reduce the advisory fee rate as Fund assets increase above certain levels. The Board noted that any such reduction in the 1290 Low Volatility Global Equity Fund’s advisory fee would result in corresponding reductions in the Fund’s total expense ratios. In addition, the Board noted that the Adviser had contractually agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Fund’s total expense ratios do not exceed certain levels as set forth in its prospectus. The Board also noted that, to the extent that the Adviser waives fees pursuant to these expense limitation arrangements, each Fund’s actual advisory fee may be lower than that Fund’s contractual advisory fee. The Board considered that all fees and expenses of each Fund are explicitly disclosed in the Fund’s offering documents. Based on its review, the Board determined that the Adviser’s proposed fee for each Fund is fair and reasonable.

Profitability and Costs. The Board also considered the anticipated level of profits to be realized by the Adviser in connection with the operation of each Fund. The Adviser represented that, as new funds with no prior operations, the Funds were not expected to be profitable to the Adviser initially because of their anticipated small initial asset bases. As a result, the Board noted that it periodically would evaluate profitability as the assets of the Funds increase over time.

Economies of Scale. The Board also considered whether economies of scale or efficiencies would be realized as a Fund grows larger and the extent to which this is reflected in the proposed advisory fee schedule for the Fund. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with funds and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a fund’s effective fee rate declines as the fund grows in size, (ii) subsidizing a fund’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the fund’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a fund is priced to scale, which assumes that the fund has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the adviser, and (iv) reinvestment in, and enhancements to, the services that an adviser and its affiliates provide to a fund and its shareholders. The Board noted that the proposed advisory fee schedule for the 1290 Low Volatility Global Equity Fund includes breakpoints that would reduce the advisory fee rate as Fund assets increase above certain levels. In addition, the Board noted that, although the advisory fee for the 1290 Retirement Funds does not include breakpoints, the Adviser had agreed to assume certain expenses of each Fund by making payments or waiving all or a portion of its management, administrative and other fees so that each Fund’s total expense ratios do not exceed certain levels as set forth in its prospectus in light of the fact that each Fund is a new fund and initially would not have sufficient assets to maintain its expense ratios at competitive levels. The Board also considered that the Adviser could potentially share economies of scale or efficiencies with the Funds through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide over time, such as hiring additional personnel and providing additional resources in areas that would be relevant to the management and administration of the Funds. The Board considered these factors, and the relationship they bear to the fee structure charged to each Fund by the Adviser, and concluded that there would be a reasonable sharing of benefits from any realized economies of scale or efficiencies with the Funds once they commence operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in Fund assets to determine whether any realized economies of scale or efficiencies continued to be reflected in the Funds’ fee arrangements.

Fall-Out Benefits. The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that the Adviser also would serve as the administrator for the Funds and would receive compensation for acting in this capacity. The Board also noted that AXA Distributors, LLC, an affiliate of the Adviser, provides distribution support services for the Trust pursuant to an agreement with the Trust’s distributor, ALPS Distributors, Inc. AXA Distributors, LLC may receive from the Funds compensation (which may include payments pursuant to Rule 12b-1 plans with respect to their Class A, Class R, and Class T shares, when offered for sale) for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also recognized that other broker-dealers that are affiliated with the Adviser may sell, and earn sales commissions and/or other compensation with respect to, shares of the Funds. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Funds in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

PROXY VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders held on February 22, 2017, shareholders of the 1290 Convertible Securities Fund, 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 Global Talents Fund, 1290 High Yield Bond Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund and 1290 Unconstrained Bond Managers Fund approved the election of Steven M. Joenk, Mark A. Barnard, Thomas W. Brock, Donald E. Foley, Christopher P.A. Komisarjevsky, H. Thomas McMeekin, Gloria D. Reeg, Gary S. Schpero, Kenneth L. Walker and Caroline L. Williams to serve as the Board of Trustees of 1290 Funds. The results of the shareholder vote are as follows:

Shareholders of All Funds Vote Collectively	For	Against	Abstain
Mark A. Barnard	21,543,397.451	5,947.677	N/A
Thomas W. Brock	21,543,397.451	5,947.677	N/A
Donald E. Foley	21,543,397.436	5,947.692	N/A
Steven M. Joenk	21,543,397.436	5,947.692	N/A
Christopher P.A. Komisarjevsky	21,543,397.451	5,947.677	N/A
H. Thomas McMeekin	21,543,397.451	5,947.677	N/A
Gloria D. Reeg	21,543,397.451	5,947.677	N/A
Gary S. Schpero	21,543,397.451	5,947.677	N/A
Kenneth L. Walker	21,543,397.451	5,947.677	N/A
Caroline L. Williams	21,543,397.451	5,947.677	N/A

At a Special Meeting of Shareholders held on February 22, 2017, shareholders of each Fund approved changes to each Fund’s fundamental investment restriction with respect to diversification. The results of the shareholder vote are as follows:

Funds	For	Against	Abstain
1290 Convertible Securities Fund	2,025,798.011	0	0
1290 DoubleLine Dynamic Allocation Fund	4,835,354.404	188,391.397	0
1290 GAMCO Small/Mid Cap Value Fund	357,159.478	1,657.820	5,611.942
1290 Global Talents Fund	2,000,643.513	0	0
1290 High Yield Bond Fund	3,061,228.972	0	0
1290 Multi-Alternative Strategies Fund	889,224.811	20,942.599	146,001.918
1290 SmartBeta Equity Fund	1,015,927.832	0	0
1290 Unconstrained Bond Managers Fund	7,001,402.431	0	0

At a Special Meeting of Shareholders held on February 22, 2017, shareholders of each Fund approved changes to each Fund’s fundamental investment restriction with respect to issuing senior securities and borrowing money. The results of the shareholder vote are as follows:

Funds	For	Against	Abstain
1290 Convertible Securities Fund	2,025,798.011	0	0
1290 DoubleLine Dynamic Allocation Fund	4,835,354.404	188,391.397	0
1290 GAMCO Small/Mid Cap Value Fund	338,939.173	19,878.126	5,611.941
1290 Global Talents Fund	2,000,643.513	0	0
1290 High Yield Bond Fund	3,061,228.972	0	0
1290 Multi-Alternative Strategies Fund	889,224.811	20,942.599	146,001.918
1290 SmartBeta Equity Fund	1,015,927.832	0	0
1290 Unconstrained Bond Managers Fund	7,001,402.431	0	0

At a Special Meeting of Shareholders held on February 22, 2017, shareholders of each Fund approved changes to each Fund’s fundamental investment restriction with respect to underwriting. The results of the shareholder vote are as follows:

Funds	For	Against	Abstain
1290 Convertible Securities Fund	2,025,798.011	0	0
1290 DoubleLine Dynamic Allocation Fund	4,835,354.404	188,391.397	0
1290 GAMCO Small/Mid Cap Value Fund	349,492.221	1,657.820	13,279.199
1290 Global Talents Fund	2,000,643.513	0	0
1290 High Yield Bond Fund	3,061,228.972	0	0
1290 Multi-Alternative Strategies Fund	889,224.811	20,942.599	146,001.918
1290 SmartBeta Equity Fund	1,015,927.832	0	0
1290 Unconstrained Bond Managers Fund	7,001,402.431	0	0

At a Special Meeting of Shareholders held on February 22, 2017, shareholders of each Fund approved changes to each Fund’s fundamental investment restriction with respect to concentrating. The results of the shareholder vote are as follows:

Funds	For	Against	Abstain
1290 Convertible Securities Fund	2,025,798.011	0	0
1290 DoubleLine Dynamic Allocation Fund	4,835,354.404	188,391.397	0
1290 GAMCO Small/Mid Cap Value Fund	333,930.261	17,219.780	13,279.199
1290 Global Talents Fund	2,000,643.513	0	0
1290 High Yield Bond Fund	3,061,228.972	0	0
1290 Multi-Alternative Strategies Fund	889,224.811	20,942.599	146,001.918
1290 SmartBeta Equity Fund	1,015,927.832	0	0
1290 Unconstrained Bond Managers Fund	7,001,402.431	0	0

At a Special Meeting of Shareholders held on February 22, 2017, shareholders of each Fund approved changes to each Fund’s fundamental investment restriction with respect to investing in real estate. The results of the shareholder vote are as follows:

Funds	For	Against	Abstain
1290 Convertible Securities Fund	2,025,798.011	0	0
1290 DoubleLine Dynamic Allocation Fund	4,835,354.404	188,391.397	0
1290 GAMCO Small/Mid Cap Value Fund	339,684.989	19,132.310	5,611.941
1290 Global Talents Fund	2,000,643.513	0	0
1290 High Yield Bond Fund	3,061,228.972	0	0
1290 Multi-Alternative Strategies Fund	875,608.377	34,559.036	146,001.915
1290 SmartBeta Equity Fund	1,015,927.832	0	0
1290 Unconstrained Bond Managers Fund	7,001,402.431	0	0

At a Special Meeting of Shareholders held on February 22, 2017, shareholders of each Fund approved changes to each Fund’s fundamental investment restriction with respect to investing in commodities. The results of the shareholder vote are as follows:

Funds	For	Against	Abstain
1290 Convertible Securities Fund	2,025,798.011	0	0
1290 DoubleLine Dynamic Allocation Fund	4,835,354.404	188,391.397	0
1290 GAMCO Small/Mid Cap Value Fund	344,774.694	14,042.605	5,611.941
1290 Global Talents Fund	2,000,643.513	0	0
1290 High Yield Bond Fund	3,061,228.972	0	0
1290 Multi-Alternative Strategies Fund	875,608.377	34,559.036	146,001.915
1290 SmartBeta Equity Fund	1,015,927.832	0	0
1290 Unconstrained Bond Managers Fund	7,001,402.431	0	0

At a Special Meeting of Shareholders held on February 22, 2017, shareholders of each Fund approved changes to each Fund’s fundamental investment restriction with respect to making loans. The results of the shareholder vote are as follows:

Funds	For	Against	Abstain
1290 Convertible Securities Fund	2,025,798.011	0	0
1290 DoubleLine Dynamic Allocation Fund	4,835,354.404	188,391.397	0
1290 GAMCO Small/Mid Cap Value Fund	327,707.603	31,109.696	5,611.941
1290 Global Talents Fund	2,000,643.513	0	0
1290 High Yield Bond Fund	3,061,228.972	0	0
1290 Multi-Alternative Strategies Fund	889,224.811	20,942.599	146,001.918
1290 SmartBeta Equity Fund	1,015,927.832	0	0
1290 Unconstrained Bond Managers Fund	7,001,402.431	0	0

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-310-0416 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.1290Funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

NOTIFICATION OF SOURCE OF DISTRIBUTIONS (UNAUDITED)

Pursuant to Rule 19a-1 under the Investment Company Act of 1940

As noted in the table provided below, 1290 High Yield Bond Fund and 1290 Unconstrained Bond Fund made distributions for the calendar year ending 2016 for which a portion was in excess of the Funds net income as calculated in accordance with good accounting practice. As of December 31, 2016, the sources of these distributions were approximately as follows:

Fund	Net Income	Realized Gain	Capital Sources
1290 High Yield Bond Fund	99.04%	—	0.96%
1290 Unconstrained Bond Fund	38.78%	—	61.22%

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Visit the Funds’ Website: 1290Funds.com

Must be accompanied or preceded by a Prospectus. 1290 Funds are distributed by ALPS Distributors, Inc.	DFS#400606

© 2017 AXA Equitable Life Insurance Company. All rights reserved.

1290 Avenue of the Americas, New York, NY 10104.

AXA Equitable Life Insurance Company

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 29, 2017

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
June 29, 2017